2014 Annual Report

RiverSource® Innovations Select Variable Annuity

45313 X (5/15)	Issued by: RiverSource Life Insurance Co. of New York

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account 2 that is offered through RiverSource® Innovations Select Variable Annuity (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2014, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the period ended December 31, 2010 were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 22, 2015

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2014	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
Assets
Investments, at fair value(1),(2)	$160,655	$71,485	$188,225	$632,450	$680,562
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	207	60
Receivable for share redemptions	391	141	420	1,583	1,715
Total assets	161,046	71,626	188,645	634,240	682,337

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	173	59	185	707	764
Administrative charge	23	10	25	85	93
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	207	60
Total liabilities	196	69	210	999	917
Net assets applicable to contracts in accumulation period	159,838	70,132	185,892	632,467	670,929
Net assets applicable to seed money	1,012	1,425	2,543	774	10,491
Total net assets	$160,850	$71,557	$188,435	$633,241	$681,420
(1) Investment shares	13,332	3,380	6,335	47,163	65,502
(2) Investments, at cost	$142,475	$50,145	$130,597	$722,740	$702,828

Dec. 31, 2014 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$867	$5,396	$921,474	$77,278	$2,364
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1	15	2,497	209	5
Total assets	868	5,411	923,971	77,487	2,369

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	6	1,065	94	2
Administrative charge	—	—	126	10	—
Contract terminations	—	—	114	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	6	1,305	104	2
Net assets applicable to contracts in accumulation period	—	3,150	921,340	75,325	—
Net assets applicable to seed money	868	2,255	1,326	2,058	2,367
Total net assets	$868	$5,405	$922,666	$77,383	$2,367
(1) Investment shares	87	272	57,918	8,204	106
(2) Investments, at cost	$677	$3,315	$592,496	$64,619	$1,727

See accompanying notes to financial statements.

2	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$387,878	$717,528	$1,503,001	$607,245	$172,682
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	44	140	—
Receivable for share redemptions	508	846	1,879	736	228
Total assets	388,386	718,374	1,504,924	608,121	172,910

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	455	748	1,675	654	205
Administrative charge	53	98	204	81	23
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	44	140	—
Total liabilities	508	846	1,923	875	228
Net assets applicable to contracts in accumulation period	367,826	711,942	1,502,515	606,663	152,750
Net assets applicable to seed money	20,052	5,586	486	583	19,932
Total net assets	$387,878	$717,528	$1,503,001	$607,246	$172,682
(1) Investment shares	387,878	70,140	75,680	39,560	24,882
(2) Investments, at cost	$387,764	$737,679	$1,010,662	$596,609	$167,371

Dec. 31, 2014 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 3
Assets
Investments, at fair value(1),(2)	$174,041	$78,880	$26,507	$23,536	$319,773
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	211	95	32	22	392
Total assets	174,252	78,975	26,539	23,558	320,165

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	187	86	28	20	349
Administrative charge	23	10	3	3	43
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	210	96	31	23	392
Net assets applicable to contracts in accumulation period	173,195	72,142	25,100	21,594	318,210
Net assets applicable to seed money	847	6,737	1,408	1,941	1,563
Total net assets	$174,042	$78,879	$26,508	$23,535	$319,773
(1) Investment shares	19,316	8,687	2,031	1,998	8,970
(2) Investments, at cost	$179,923	$84,526	$23,882	$12,410	$201,983

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Marsico Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$177	$643,314	$1,725,639	$7,384,663	$47,106
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	767	2,109	8,710	58
Total assets	177	644,081	1,727,748	7,393,373	47,164

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	683	1,874	7,707	52
Administrative charge	—	84	235	1,003	6
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	767	2,109	8,710	58
Net assets applicable to contracts in accumulation period	—	643,189	1,725,507	7,384,587	45,330
Net assets applicable to seed money	177	125	132	76	1,776
Total net assets	$177	$643,314	$1,725,639	$7,384,663	$47,106
(1) Investment shares	17	58,804	147,743	599,891	1,682
(2) Investments, at cost	$170	$627,127	$1,641,103	$7,050,392	$33,088

Dec. 31, 2014 (continued)	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$3,388	$72,217	$1,865	$1,173,674	$1,113
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	3	90	1	1,387	—
Total assets	3,391	72,307	1,866	1,175,061	1,113

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3	81	1	1,226	—
Administrative charge	—	10	—	159	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	3	91	1	1,385	—
Net assets applicable to contracts in accumulation period	2,041	71,273	—	1,172,728	—
Net assets applicable to seed money	1,347	943	1,865	948	1,113
Total net assets	$3,388	$72,216	$1,865	$1,173,676	$1,113
(1) Investment shares	192	3,742	102	77,830	62
(2) Investments, at cost	$2,381	$45,729	$1,204	$612,757	$685

See accompanying notes to financial statements.

4	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
Assets
Investments, at fair value(1),(2)	$34,208	$811,096	$3,085	$1,305	$204,609
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	40	1,031	8	17	538
Total assets	34,248	812,127	3,093	1,322	205,147

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	35	920	4	7	233
Administrative charge	4	111	—	1	28
Contract terminations	—	—	—	—	13
Payable for investments purchased	—	—	—	—	—
Total liabilities	39	1,031	4	8	274
Net assets applicable to contracts in accumulation period	33,010	806,521	1,723	—	204,399
Net assets applicable to seed money	1,199	4,575	1,366	1,314	474
Total net assets	$34,209	$811,096	$3,089	$1,314	$204,873
(1) Investment shares	1,866	76,374	591	57	11,361
(2) Investments, at cost	$29,142	$781,534	$4,573	$916	$118,585

Dec. 31, 2014 (continued)	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$2,298	$1,369	$1,372	$52,923	$6,346,823
Dividends receivable	10	—	—	151	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	6	2	2	140	15,446
Total assets	2,314	1,371	1,374	53,214	6,362,269

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3	1	1	63	6,786
Administrative charge	—	—	—	7	870
Contract terminations	—	—	—	—	133
Payable for investments purchased	10	—	—	151	—
Total liabilities	13	1	1	221	7,789
Net assets applicable to contracts in accumulation period	—	—	—	24,692	6,353,238
Net assets applicable to seed money	2,301	1,370	1,373	28,301	1,242
Total net assets	$2,301	$1,370	$1,373	$52,993	$6,354,480
(1) Investment shares	47	75	130	5,759	172,938
(2) Investments, at cost	$1,684	$1,376	$1,743	$53,918	$4,596,288

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$426,347	$759,816	$1,717,018	$232,464	$7,224
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	16	—	—	—
Receivable for share redemptions	1,150	1,891	4,229	550	20
Total assets	427,497	761,723	1,721,247	233,014	7,244

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	517	841	1,862	242	10
Administrative charge	58	105	234	33	1
Contract terminations	—	—	38	—	—
Payable for investments purchased	—	16	—	—	—
Total liabilities	575	962	2,134	275	11
Net assets applicable to contracts in accumulation period	425,410	759,994	1,717,991	231,827	5,324
Net assets applicable to seed money	1,512	767	1,122	912	1,909
Total net assets	$426,922	$760,761	$1,719,113	$232,739	$7,233
(1) Investment shares	6,789	60,737	46,607	12,532	451
(2) Investments, at cost	$206,690	$757,310	$1,344,733	$210,539	$6,636

Dec. 31, 2014 (continued)	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$1,520,217	$1,506	$1,330,239	$316,780	$1,872
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	42	—
Receivable for share redemptions	3,636	3	3,126	779	4
Total assets	1,523,853	1,509	1,333,365	317,601	1,876

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,607	—	1,384	346	2
Administrative charge	210	—	181	43	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	42	—
Total liabilities	1,817	—	1,565	431	2
Net assets applicable to contracts in accumulation period	1,521,547	—	1,330,899	316,356	—
Net assets applicable to seed money	489	1,509	901	814	1,874
Total net assets	$1,522,036	$1,509	$1,331,800	$317,170	$1,874
(1) Investment shares	67,266	52	56,462	17,609	128
(2) Investments, at cost	$1,104,418	$938	$1,104,775	$302,119	$1,509

See accompanying notes to financial statements.

6	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II
Assets
Investments, at fair value(1),(2)	$669,241	$1,936	$3,648	$1,634,329	$2,592
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	11	—
Receivable for share redemptions	1,816	4	10	4,156	6
Total assets	671,057	1,940	3,658	1,638,496	2,598

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	776	3	6	1,856	3
Administrative charge	91	—	—	222	—
Contract terminations	81	—	—	—	—
Payable for investments purchased	—	—	—	11	—
Total liabilities	948	3	6	2,089	3
Net assets applicable to contracts in accumulation period	668,977	—	—	1,635,175	—
Net assets applicable to seed money	1,132	1,937	3,652	1,232	2,595
Total net assets	$670,109	$1,937	$3,652	$1,636,407	$2,595
(1) Investment shares	38,396	107	68	85,657	79
(2) Investments, at cost	$586,981	$1,436	$2,455	$1,081,469	$1,505

Dec. 31, 2014 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv
Assets
Investments, at fair value(1),(2)	$28,939	$32,244	$74,961	$258,314	$42,103
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	70	77	160	609	103
Total assets	29,009	32,321	75,121	258,923	42,206

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	31	36	70	268	46
Administrative charge	4	4	10	36	5
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	35	40	80	304	51
Net assets applicable to contracts in accumulation period	27,103	31,633	73,240	257,882	39,990
Net assets applicable to seed money	1,871	648	1,801	737	2,165
Total net assets	$28,974	$32,281	$75,041	$258,619	$42,155
(1) Investment shares	841	2,330	13,059	26,385	1,196
(2) Investments, at cost	$22,267	$29,125	$51,987	$206,192	$28,052

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$185,381	$226,992	$1,901,156	$115,070	$58,033
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	394	511	4,478	274	174
Total assets	185,775	227,503	1,905,634	115,344	58,207

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	171	224	1,980	123	79
Administrative charge	25	31	259	15	8
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	196	255	2,239	138	87
Net assets applicable to contracts in accumulation period	184,392	225,772	1,902,069	112,626	56,319
Net assets applicable to seed money	1,187	1,476	1,326	2,580	1,801
Total net assets	$185,579	$227,248	$1,903,395	$115,206	$58,120
(1) Investment shares	11,861	14,836	79,380	3,437	5,490
(2) Investments, at cost	$110,292	$212,048	$1,561,713	$77,959	$45,649

Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Assets
Investments, at fair value(1),(2)	$2,348	$31,147	$2,733,102	$420,066	$2,069,879
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	68
Receivable for share redemptions	5	94	6,577	891	4,899
Total assets	2,353	31,241	2,739,679	420,957	2,074,846

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1	42	2,873	389	2,168
Administrative charge	—	5	373	57	282
Contract terminations	—	—	87	—	—
Payable for investments purchased	—	—	—	—	68
Total liabilities	1	47	3,333	446	2,518
Net assets applicable to contracts in accumulation period	—	29,983	2,734,255	418,177	2,071,697
Net assets applicable to seed money	2,352	1,211	2,091	2,334	631
Total net assets	$2,352	$31,194	$2,736,346	$420,511	$2,072,328
(1) Investment shares	187	1,556	42,505	10,741	381,897
(2) Investments, at cost	$2,145	$22,809	$1,539,212	$312,725	$2,013,546

See accompanying notes to financial statements.

8	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$1,524,396	$43,925	$1,431	$11,238	$4,758
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	3,722	108	3	26	11
Total assets	1,528,118	44,033	1,434	11,264	4,769

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,652	48	2	12	5
Administrative charge	208	6	—	1	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,860	54	2	13	5
Net assets applicable to contracts in accumulation period	1,524,994	43,028	—	10,199	3,101
Net assets applicable to seed money	1,264	951	1,432	1,052	1,663
Total net assets	$1,526,258	$43,979	$1,432	$11,251	$4,764
(1) Investment shares	58,050	4,195	71	851	138
(2) Investments, at cost	$951,813	$46,247	$870	$11,490	$2,585

Dec. 31, 2014 (continued)	Put VT Sm Cap Val, Cl IB	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$52,622	$559,278	$6,360,250	$125,278	$282,228
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	133	721	7,782	148	313
Total assets	52,755	559,999	6,368,032	125,426	282,541

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	60	645	6,885	131	274
Administrative charge	7	76	896	17	38
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	67	721	7,781	148	312
Net assets applicable to contracts in accumulation period	52,053	559,040	6,360,139	119,680	282,060
Net assets applicable to seed money	635	238	112	5,598	169
Total net assets	$52,688	$559,278	$6,360,251	$125,278	$282,229
(1) Investment shares	3,183	35,286	400,772	13,215	22,524
(2) Investments, at cost	$52,673	$396,479	$4,061,848	$124,591	$250,571

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,849,620	$6,394,103	$20,534,489	$5,349,879	$13,608,257
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,226	8,788	25,150	7,471	16,553
Total assets	1,851,846	6,402,891	20,559,639	5,357,350	13,624,810

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,046	7,920	22,359	6,743	14,680
Administrative charge	267	868	2,791	728	1,872
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	2,313	8,788	25,150	7,471	16,552
Net assets applicable to contracts in accumulation period	1,849,356	6,393,977	20,534,397	5,349,749	13,608,168
Net assets applicable to seed money	177	126	92	130	90
Total net assets	$1,849,533	$6,394,103	$20,534,489	$5,349,879	$13,608,258
(1) Investment shares	147,615	446,516	1,431,973	354,062	898,828
(2) Investments, at cost	$1,551,282	$4,833,087	$14,824,718	$3,963,386	$9,125,451

Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3
Assets
Investments, at fair value(1),(2)	$1,439,783	$2,313,782	$697,696	$93,345	$43,116
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,622	2,788	1,076	129	63
Total assets	1,441,405	2,316,570	698,772	93,474	43,179

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,430	2,474	804	117	55
Administrative charge	195	315	95	12	6
Contract terminations	—	—	177	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,625	2,789	1,076	129	61
Net assets applicable to contracts in accumulation period	1,439,642	2,313,615	696,887	92,546	41,734
Net assets applicable to seed money	138	166	809	799	1,384
Total net assets	$1,439,780	$2,313,781	$697,696	$93,345	$43,118
(1) Investment shares	107,527	172,413	30,641	6,097	2,314
(2) Investments, at cost	$1,196,873	$1,826,057	$443,590	$58,575	$30,519

See accompanying notes to financial statements.

10	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$623,642	$381,550
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	145	—
Receivable for share redemptions	777	579
Total assets	624,564	382,129

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	694	437
Administrative charge	83	52
Contract terminations	—	91
Payable for investments purchased	145	—
Total liabilities	922	580
Net assets applicable to contracts in accumulation period	622,227	379,673
Net assets applicable to seed money	1,415	1,876
Total net assets	$623,642	$381,549
(1) Investment shares	21,453	10,118
(2) Investments, at cost	$661,700	$325,502

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	11

Statements of Operations

Year ended Dec. 31, 2014	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
Investment income
Dividend income	$4,168	$—	$2,021	$22,985	$10,642
Variable account expenses	2,332	1,146	2,239	10,168	11,503
Investment income (loss) — net	1,836	(1,146)	(218)	12,817	(861)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	72,505	60,392	6,689	238,701	312,861
Cost of investments sold	57,252	39,205	4,794	250,193	319,477
Net realized gain (loss) on sales of investments	15,253	21,187	1,895	(11,492)	(6,616)
Distributions from capital gains	26,656	—	—	—	22,710
Net change in unrealized appreciation or depreciation of investments	(34,123)	(16,109)	12,364	(55,803)	4,655
Net gain (loss) on investments	7,786	5,078	14,259	(67,295)	20,749
Net increase (decrease) in net assets resulting from operations	$9,622	$3,932	$14,041	$(54,478)	$19,888

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$14	$53	$2,577	$1,016	$—
Variable account expenses	5	76	14,639	1,097	28
Investment income (loss) — net	9	(23)	(12,062)	(81)	(28)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13	319	453,096	1,213	41
Cost of investments sold	10	199	301,486	1,060	29
Net realized gain (loss) on sales of investments	3	120	151,610	153	12
Distributions from capital gains	—	335	—	—	250
Net change in unrealized appreciation or depreciation of investments	(70)	258	(64,383)	7,740	(170)
Net gain (loss) on investments	(67)	713	87,227	7,893	92
Net increase (decrease) in net assets resulting from operations	$(58)	$690	$75,165	$7,812	$64

Year ended Dec. 31, 2014 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
Investment income
Dividend income	$55	$19,561	$—	$1,568	$12,169
Variable account expenses	8,080	9,690	22,975	9,331	2,802
Investment income (loss) — net	(8,025)	9,871	(22,975)	(7,763)	9,367

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	700,639	115,648	517,387	200,577	41,700
Cost of investments sold	700,603	119,172	363,637	187,494	39,481
Net realized gain (loss) on sales of investments	36	(3,524)	153,750	13,083	2,219
Distributions from capital gains	—	3,561	—	2,046	—
Net change in unrealized appreciation or depreciation of investments	(32)	19,715	2,138	(28,300)	(7,318)
Net gain (loss) on investments	4	19,752	155,888	(13,171)	(5,099)
Net increase (decrease) in net assets resulting from operations	$(8,021)	$29,623	$132,913	$(20,934)	$4,268

See accompanying notes to financial statements.

12	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 3
Investment income
Dividend income	$—	$—	$510	$—	$—
Variable account expenses	3,110	1,103	399	237	5,275
Investment income (loss) — net	(3,110)	(1,103)	111	(237)	(5,275)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	117,238	11,899	4,923	2,279	208,800
Cost of investments sold	121,970	12,745	4,157	1,310	133,485
Net realized gain (loss) on sales of investments	(4,732)	(846)	766	969	75,315
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	14,253	4,026	(3,933)	2,021	(23,490)
Net gain (loss) on investments	9,521	3,180	(3,167)	2,990	51,825
Net increase (decrease) in net assets resulting from operations	$6,411	$2,077	$(3,056)	$2,753	$46,550

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Marsico Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$103
Variable account expenses	—	3,841	19,792	82,738	629
Investment income (loss) — net	—	(3,841)	(19,792)	(82,738)	(526)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	—	156,431	33,217	1,164,666	4,935
Cost of investments sold	—	155,225	32,102	1,139,393	3,212
Net realized gain (loss) on sales of investments	—	1,206	1,115	25,273	1,723
Distributions from capital gains	—	—	—	—	7,038
Net change in unrealized appreciation or depreciation of investments	7	15,259	82,163	291,191	(4,583)
Net gain (loss) on investments	7	16,465	83,278	316,464	4,178
Net increase (decrease) in net assets resulting from operations	$7	$12,624	$63,486	$233,726	$3,652

Year ended Dec. 31, 2014 (continued)	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$1	$—	$—	$—	$—
Variable account expenses	38	1,007	11	14,804	—
Investment income (loss) — net	(37)	(1,007)	(11)	(14,804)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	219	9,752	24	96,650	10
Cost of investments sold	132	6,468	14	57,328	6
Net realized gain (loss) on sales of investments	87	3,284	10	39,322	4
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(281)	1,856	195	100,331	111
Net gain (loss) on investments	(194)	5,140	205	139,653	115
Net increase (decrease) in net assets resulting from operations	$(231)	$4,133	$194	$124,849	$115

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
Investment income
Dividend income	$186	$14,496	$—	$105	$—
Variable account expenses	482	11,519	52	151	3,247
Investment income (loss) — net	(296)	2,977	(52)	(46)	(3,247)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,189	93,628	62	14,132	94,367
Cost of investments sold	7,185	91,927	79	9,466	55,031
Net realized gain (loss) on sales of investments	1,004	1,701	(17)	4,666	39,336
Distributions from capital gains	4,902	—	—	73	13,606
Net change in unrealized appreciation or depreciation of investments	(5,054)	30,315	(571)	(3,890)	(38,515)
Net gain (loss) on investments	852	32,016	(588)	849	14,427
Net increase (decrease) in net assets resulting from operations	$556	$34,993	$(640)	$803	$11,180

Year ended Dec. 31, 2014 (continued)	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$36	$28	$20	$1,678	$45,434
Variable account expenses	32	12	12	778	87,329
Investment income (loss) — net	4	16	8	900	(41,895)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	20	22	23	414	1,389,915
Cost of investments sold	15	22	27	472	1,034,524
Net realized gain (loss) on sales of investments	5	—	(4)	(58)	355,391
Distributions from capital gains	58	—	—	—	126,505
Net change in unrealized appreciation or depreciation of investments	69	(71)	(162)	(1,315)	191,394
Net gain (loss) on investments	132	(71)	(166)	(1,373)	673,290
Net increase (decrease) in net assets resulting from operations	$136	$(55)	$(158)	$(473)	$631,395

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2
Investment income
Dividend income	$—	$15,094	$325	$2,729	$366
Variable account expenses	6,493	12,382	25,321	3,772	115
Investment income (loss) — net	(6,493)	2,712	(24,996)	(1,043)	251

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	83,013	326,721	528,516	134,853	145
Cost of investments sold	40,817	324,006	421,534	118,540	128
Net realized gain (loss) on sales of investments	42,196	2,715	106,982	16,313	17
Distributions from capital gains	—	389	46,600	89	—
Net change in unrealized appreciation or depreciation of investments	4,089	33,501	(49,159)	(45,422)	(56)
Net gain (loss) on investments	46,285	36,605	104,423	(29,020)	(39)
Net increase (decrease) in net assets resulting from operations	$39,792	$39,317	$79,427	$(30,063)	$212
See accompanying notes to financial statements.

14	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2
Investment income
Dividend income	$31,526	$19	$—	$19,202	$27
Variable account expenses	21,036	13	17,529	5,190	22
Investment income (loss) — net	10,490	6	(17,529)	14,012	5

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	347,840	24	192,947	138,988	35
Cost of investments sold	255,962	15	135,789	128,918	27
Net realized gain (loss) on sales of investments	91,878	9	57,158	10,070	8
Distributions from capital gains	8,197	28	254,786	—	—
Net change in unrealized appreciation or depreciation of investments	(21,462)	67	(217,382)	(21,065)	(88)
Net gain (loss) on investments	78,613	104	94,562	(10,995)	(80)
Net increase (decrease) in net assets resulting from operations	$89,103	$110	$77,033	$3,017	$(75)

Year ended Dec. 31, 2014 (continued)	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II
Investment income
Dividend income	$6,577	$26	$—	$19,132	$—
Variable account expenses	10,293	16	53	25,832	28
Investment income (loss) — net	(3,716)	10	(53)	(6,700)	(28)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	239,834	30	59	670,906	42
Cost of investments sold	183,121	22	41	461,853	25
Net realized gain (loss) on sales of investments	56,713	8	18	209,053	17
Distributions from capital gains	109,522	83	—	—	96
Net change in unrealized appreciation or depreciation of investments	(82,959)	159	260	(74,612)	314
Net gain (loss) on investments	83,276	250	278	134,441	427
Net increase (decrease) in net assets resulting from operations	$79,560	$260	$225	$127,741	$399

Year ended Dec. 31, 2014 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv
Investment income
Dividend income	$406	$—	$—	$3,456	$92
Variable account expenses	551	605	854	4,342	550
Investment income (loss) — net	(145)	(605)	(854)	(886)	(458)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	23,799	30,385	1,457	178,862	3,549
Cost of investments sold	17,851	25,332	1,040	157,726	2,418
Net realized gain (loss) on sales of investments	5,948	5,053	417	21,136	1,131
Distributions from capital gains	—	4,587	—	—	2,990
Net change in unrealized appreciation or depreciation of investments	(5,806)	(7,499)	5,001	(4,890)	756
Net gain (loss) on investments	142	2,141	5,418	16,246	4,877
Net increase (decrease) in net assets resulting from operations	$(3)	$1,536	$4,564	$15,360	$4,419

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2014 (continued)	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Investment income
Dividend income	$538	$—	$31,618	$2,202	$406
Variable account expenses	2,148	3,296	24,090	1,623	928
Investment income (loss) — net	(1,610)	(3,296)	7,528	579	(522)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,019	111,450	138,664	24,839	1,526
Cost of investments sold	10,612	83,621	113,983	15,153	1,235
Net realized gain (loss) on sales of investments	6,407	27,829	24,681	9,686	291
Distributions from capital gains	10,859	57,592	48,885	4,245	—
Net change in unrealized appreciation or depreciation of investments	1,339	(109,639)	41,318	(1,503)	6,491
Net gain (loss) on investments	18,605	(24,218)	114,884	12,428	6,782
Net increase (decrease) in net assets resulting from operations	$16,995	$(27,514)	$122,412	$13,007	$6,260

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Investment income
Dividend income	$—	$576	$5,125	$3,612	$94,442
Variable account expenses	25	601	36,634	4,959	31,290
Investment income (loss) — net	(25)	(25)	(31,509)	(1,347)	63,152

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42	24,778	570,230	20,201	641,114
Cost of investments sold	36	18,152	346,825	14,117	610,989
Net realized gain (loss) on sales of investments	6	6,626	223,405	6,084	30,125
Distributions from capital gains	317	—	68,624	19,002	—
Net change in unrealized appreciation or depreciation of investments	(279)	4,079	92,977	(20,286)	(57,916)
Net gain (loss) on investments	44	10,705	385,006	4,800	(27,791)
Net increase (decrease) in net assets resulting from operations	$19	$10,680	$353,497	$3,453	$35,361

Year ended Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
Investment income
Dividend income	$9,286	$2,299	$114	$151	$14
Variable account expenses	20,086	608	8	187	94
Investment income (loss) — net	(10,800)	1,691	106	(36)	(80)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	225,960	1,699	19	4,781	19,466
Cost of investments sold	124,830	1,653	12	5,925	11,197
Net realized gain (loss) on sales of investments	101,130	46	7	(1,144)	8,269
Distributions from capital gains	206,094	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(152,104)	(2,112)	193	222	(7,187)
Net gain (loss) on investments	155,120	(2,066)	200	(922)	1,082
Net increase (decrease) in net assets resulting from operations	$144,320	$(375)	$306	$(958)	$1,002

See accompanying notes to financial statements.

16	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Put VT Sm Cap Val, Cl IB	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Investment income
Dividend income	$13,945	$—	$—	$—	$—
Variable account expenses	775	7,890	99,381	1,711	3,786
Investment income (loss) — net	13,170	(7,890)	(99,381)	(1,711)	(3,786)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	26,783	14,205	3,168,386	21,670	66,655
Cost of investments sold	26,443	10,243	2,063,370	22,246	60,873
Net realized gain (loss) on sales of investments	340	3,962	1,105,016	(576)	5,782
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(12,632)	25,834	(698,328)	11,415	7,144
Net gain (loss) on investments	(12,292)	29,796	406,688	10,839	12,926
Net increase (decrease) in net assets resulting from operations	$878	$21,906	$307,307	$9,128	$9,140

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	30,401	99,539	312,796	81,145	218,044
Investment income (loss) — net	(30,401)	(99,539)	(312,796)	(81,145)	(218,044)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,675,923	523,993	8,351,096	345,761	7,362,330
Cost of investments sold	1,430,841	403,935	6,174,464	276,741	5,093,518
Net realized gain (loss) on sales of investments	245,082	120,058	2,176,632	69,020	2,268,812
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(142,908)	202,339	(1,011,752)	202,692	(1,437,965)
Net gain (loss) on investments	102,174	322,397	1,164,880	271,712	830,847
Net increase (decrease) in net assets resulting from operations	$71,773	$222,858	$852,084	$190,567	$612,803

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	19,577	36,061	10,885	1,371	683
Investment income (loss) — net	(19,577)	(36,061)	(10,885)	(1,371)	(683)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,180,493	1,090,916	257,619	4,325	28,728
Cost of investments sold	1,013,212	880,880	166,965	2,782	19,649
Net realized gain (loss) on sales of investments	167,281	210,036	90,654	1,543	9,079
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(99,257)	(83,413)	(79,468)	8,504	(4,421)
Net gain (loss) on investments	68,024	126,623	11,186	10,047	4,658
Net increase (decrease) in net assets resulting from operations	$48,447	$90,562	$301	$8,676	$3,975

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA
Investment income
Dividend income	$9,664	$—
Variable account expenses	9,967	5,916
Investment income (loss) — net	(303)	(5,916)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	241,964	147,379
Cost of investments sold	224,890	120,252
Net realized gain (loss) on sales of investments	17,074	27,127
Distributions from capital gains	75,099	49,979
Net change in unrealized appreciation or depreciation of investments	(129,930)	(60,489)
Net gain (loss) on investments	(37,757)	16,617
Net increase (decrease) in net assets resulting from operations	$(38,060)	$10,701

See accompanying notes to financial statements.

18	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
Operations
Investment income (loss) — net	$1,836	$(1,146)	$(218)	$12,817	$(861)
Net realized gain (loss) on sales of investments	15,253	21,187	1,895	(11,492)	(6,616)
Distributions from capital gains	26,656	—	—	—	22,710
Net change in unrealized appreciation or depreciation of investments	(34,123)	(16,109)	12,364	(55,803)	4,655
Net increase (decrease) in net assets resulting from operations	9,622	3,932	14,041	(54,478)	19,888

Contract transactions
Contract purchase payments	150	100	—	—	—
Net transfers(1)	616	(9)	(342)	17,792	(22,860)
Contract terminations:
Surrender benefits and contract charges	(69,966)	(59,164)	(3,165)	(168,399)	(212,603)
Death benefits	—	—	—	(10,539)	(29,654)
Increase (decrease) from contract transactions	(69,200)	(59,073)	(3,507)	(161,146)	(265,117)
Net assets at beginning of year	220,428	126,698	177,901	848,865	926,649
Net assets at end of year	$160,850	$71,557	$188,435	$633,241	$681,420

Accumulation unit activity
Units outstanding at beginning of year	161,823	70,494	75,321	743,560	725,508
Contract purchase payments	—	—	—	—	—
Net transfers(1)	461	—	(120)	17,536	(17,065)
Contract terminations:
Surrender benefits and contract charges	(50,562)	(33,345)	(1,313)	(148,714)	(163,420)
Death benefits	—	—	—	(10,275)	(23,216)
Units outstanding at end of year	111,722	37,149	73,888	602,107	521,807

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$9	$(23)	$(12,062)	$(81)	$(28)
Net realized gain (loss) on sales of investments	3	120	151,610	153	12
Distributions from capital gains	—	335	—	—	250
Net change in unrealized appreciation or depreciation of investments	(70)	258	(64,383)	7,740	(170)
Net increase (decrease) in net assets resulting from operations	(58)	690	75,165	7,812	64

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(7)	(8)	(89,348)	(9)	(6)
Contract terminations:
Surrender benefits and contract charges	—	(223)	(280,510)	—	—
Death benefits	—	—	(14,185)	—	—
Increase (decrease) from contract transactions	(7)	(231)	(384,043)	(9)	(6)
Net assets at beginning of year	933	4,946	1,231,544	69,580	2,309
Net assets at end of year	$868	$5,405	$922,666	$77,383	$2,367

Accumulation unit activity
Units outstanding at beginning of year	—	2,079	797,256	42,262	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	(55,878)	—	—
Contract terminations:
Surrender benefits and contract charges	—	(153)	(180,198)	—	—
Death benefits	—	—	(9,423)	—	—
Units outstanding at end of year	—	1,926	551,757	42,262	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

20	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$(8,025)	$9,871	$(22,975)	$(7,763)	$9,367
Net realized gain (loss) on sales of investments	36	(3,524)	153,750	13,083	2,219
Distributions from capital gains	—	3,561	—	2,046	—
Net change in unrealized appreciation or depreciation of investments	(32)	19,715	2,138	(28,300)	(7,318)
Net increase (decrease) in net assets resulting from operations	(8,021)	29,623	132,913	(20,934)	4,268

Contract transactions
Contract purchase payments	3,400	10,488	—	—	75
Net transfers(1)	90,904	(17,408)	(115,496)	(7,741)	(12,389)
Contract terminations:
Surrender benefits and contract charges	(675,938)	(74,139)	(340,830)	(120,776)	(14,992)
Death benefits	(8,058)	(3,173)	(22,746)	(8,038)	(7,079)
Increase (decrease) from contract transactions	(589,692)	(84,232)	(479,072)	(136,555)	(34,385)
Net assets at beginning of year	985,591	772,137	1,849,160	764,735	202,799
Net assets at end of year	$387,878	$717,528	$1,503,001	$607,246	$172,682

Accumulation unit activity
Units outstanding at beginning of year	957,652	553,136	936,284	380,698	103,610
Contract purchase payments	—	6,776	—	—	—
Net transfers(1)	91,064	(12,305)	(51,054)	(3,065)	(6,930)
Contract terminations:
Surrender benefits and contract charges	(669,279)	(51,666)	(147,771)	(56,208)	(8,070)
Death benefits	(7,535)	(2,026)	(14,038)	(3,885)	(4,058)
Units outstanding at end of year	371,902	493,915	723,421	317,540	84,552

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 3
Operations
Investment income (loss) — net	$(3,110)	$(1,103)	$111	$(237)	$(5,275)
Net realized gain (loss) on sales of investments	(4,732)	(846)	766	969	75,315
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	14,253	4,026	(3,933)	2,021	(23,490)
Net increase (decrease) in net assets resulting from operations	6,411	2,077	(3,056)	2,753	46,550

Contract transactions
Contract purchase payments	—	—	—	—	13
Net transfers(1)	(20,896)	2,395	(11)	(1,504)	(49,561)
Contract terminations:
Surrender benefits and contract charges	(74,226)	(10,285)	(4,470)	(147)	(141,874)
Death benefits	(11,097)	—	—	—	(10,796)
Increase (decrease) from contract transactions	(106,219)	(7,890)	(4,481)	(1,651)	(202,218)
Net assets at beginning of year	273,850	84,692	34,045	22,433	475,441
Net assets at end of year	$174,042	$78,879	$26,508	$23,535	$319,773

Accumulation unit activity
Units outstanding at beginning of year	305,079	45,812	21,693	10,149	307,117
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(23,022)	1,363	—	(694)	(31,635)
Contract terminations:
Surrender benefits and contract charges	(80,671)	(5,801)	(3,103)	(74)	(87,304)
Death benefits	(12,204)	—	—	—	(6,434)
Units outstanding at end of year	189,182	41,374	18,590	9,381	181,744

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

22	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Marsico Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(3,841)	$(19,792)	$(82,738)	$(526)
Net realized gain (loss) on sales of investments	—	1,206	1,115	25,273	1,723
Distributions from capital gains	—	—	—	—	7,038
Net change in unrealized appreciation or depreciation of investments	7	15,259	82,163	291,191	(4,583)
Net increase (decrease) in net assets resulting from operations	7	12,624	63,486	233,726	3,652

Contract transactions
Contract purchase payments	—	—	—	8,065	—
Net transfers(1)	—	568,407	1,520,655	4,941,954	(2,195)
Contract terminations:
Surrender benefits and contract charges	—	(18,469)	(13,644)	(466,237)	(833)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	—	549,938	1,507,011	4,483,782	(3,028)
Net assets at beginning of year	170	80,752	155,142	2,667,155	46,482
Net assets at end of year	$177	$643,314	$1,725,639	$7,384,663	$47,106

Accumulation unit activity
Units outstanding at beginning of year	—	79,824	150,680	2,615,192	31,265
Contract purchase payments	—	—	—	7,895	—
Net transfers(1)	—	555,185	1,482,836	4,818,769	(1,423)
Contract terminations:
Surrender benefits and contract charges	—	(17,899)	(12,935)	(444,523)	(566)
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	617,110	1,620,581	6,997,333	29,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(37)	$(1,007)	$(11)	$(14,804)	$—
Net realized gain (loss) on sales of investments	87	3,284	10	39,322	4
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(281)	1,856	195	100,331	111
Net increase (decrease) in net assets resulting from operations	(231)	4,133	194	124,849	115

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(14)	(8)	(12)	(11,621)	(10)
Contract terminations:
Surrender benefits and contract charges	(164)	(7,319)	—	(68,898)	—
Death benefits	—	(1,326)	—	—	—
Increase (decrease) from contract transactions	(178)	(8,653)	(12)	(80,519)	(10)
Net assets at beginning of year	3,797	76,736	1,683	1,129,346	1,008
Net assets at end of year	$3,388	$72,216	$1,865	$1,173,676	$1,113

Accumulation unit activity
Units outstanding at beginning of year	2,727	54,601	—	500,122	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	—	(4,658)	—
Contract terminations:
Surrender benefits and contract charges	(201)	(5,121)	—	(30,626)	—
Death benefits	—	(980)	—	—	—
Units outstanding at end of year	2,526	48,500	—	464,838	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

24	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
Operations
Investment income (loss) — net	$(296)	$2,977	$(52)	$(46)	$(3,247)
Net realized gain (loss) on sales of investments	1,004	1,701	(17)	4,666	39,336
Distributions from capital gains	4,902	—	—	73	13,606
Net change in unrealized appreciation or depreciation of investments	(5,054)	30,315	(571)	(3,890)	(38,515)
Net increase (decrease) in net assets resulting from operations	556	34,993	(640)	803	11,180

Contract transactions
Contract purchase payments	75	2,298	525	100	—
Net transfers(1)	(6,005)	(10,223)	(3)	(1,146)	(18,620)
Contract terminations:
Surrender benefits and contract charges	(587)	(54,046)	(3)	(12,826)	(56,458)
Death benefits	—	(10,796)	—	—	(2,909)
Increase (decrease) from contract transactions	(6,517)	(72,767)	519	(13,872)	(77,987)
Net assets at beginning of year	40,170	848,870	3,210	14,383	271,680
Net assets at end of year	$34,209	$811,096	$3,089	$1,314	$204,873

Accumulation unit activity
Units outstanding at beginning of year	22,928	814,129	3,192	7,221	144,817
Contract purchase payments	—	2,060	—	—	—
Net transfers(1)	(3,764)	(9,497)	—	(588)	(9,203)
Contract terminations:
Surrender benefits and contract charges	(336)	(49,795)	(5)	(6,633)	(30,023)
Death benefits	—	(10,237)	—	—	(1,632)
Units outstanding at end of year	18,828	746,660	3,187	—	103,959

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$4	$16	$8	$900	$(41,895)
Net realized gain (loss) on sales of investments	5	—	(4)	(58)	355,391
Distributions from capital gains	58	—	—	—	126,505
Net change in unrealized appreciation or depreciation of investments	69	(71)	(162)	(1,315)	191,394
Net increase (decrease) in net assets resulting from operations	136	(55)	(158)	(473)	631,395

Contract transactions
Contract purchase payments	—	—	—	—	10,865
Net transfers(1)	3	(9)	(11)	892	(185,859)
Contract terminations:
Surrender benefits and contract charges	—	—	—	(374)	(941,225)
Death benefits	—	—	—	—	(49,206)
Increase (decrease) from contract transactions	3	(9)	(11)	518	(1,165,425)
Net assets at beginning of year	2,162	1,434	1,542	52,948	6,888,510
Net assets at end of year	$2,301	$1,370	$1,373	$52,993	$6,354,480

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	20,407	2,891,698
Contract purchase payments	—	—	—	—	3,779
Net transfers(1)	—	—	—	742	(87,141)
Contract terminations:
Surrender benefits and contract charges	—	—	—	(318)	(368,812)
Death benefits	—	—	—	—	(23,129)
Units outstanding at end of year	—	—	—	20,831	2,416,395

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

26	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2
Operations
Investment income (loss) — net	$(6,493)	$2,712	$(24,996)	$(1,043)	$251
Net realized gain (loss) on sales of investments	42,196	2,715	106,982	16,313	17
Distributions from capital gains	—	389	46,600	89	—
Net change in unrealized appreciation or depreciation of investments	4,089	33,501	(49,159)	(45,422)	(56)
Net increase (decrease) in net assets resulting from operations	39,792	39,317	79,427	(30,063)	212

Contract transactions
Contract purchase payments	—	75	2,663	1,051	—
Net transfers(1)	(493)	(50,457)	(16,135)	(9,318)	(11)
Contract terminations:
Surrender benefits and contract charges	(30,879)	(201,407)	(454,042)	(105,196)	(7)
Death benefits	(44,572)	(29,565)	(15,852)	(1,976)	—
Increase (decrease) from contract transactions	(75,944)	(281,354)	(483,366)	(115,439)	(18)
Net assets at beginning of year	463,074	1,002,798	2,123,052	378,241	7,039
Net assets at end of year	$426,922	$760,761	$1,719,113	$232,739	$7,233

Accumulation unit activity
Units outstanding at beginning of year	202,434	768,627	650,859	158,635	3,896
Contract purchase payments	—	—	660	372	—
Net transfers(1)	(202)	(36,509)	(6,889)	(4,462)	—
Contract terminations:
Surrender benefits and contract charges	(11,997)	(149,898)	(126,918)	(45,821)	(5)
Death benefits	(18,909)	(22,416)	(5,362)	(1,284)	—
Units outstanding at end of year	171,326	559,804	512,350	107,440	3,891

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2
Operations
Investment income (loss) — net	$10,490	$6	$(17,529)	$14,012	$5
Net realized gain (loss) on sales of investments	91,878	9	57,158	10,070	8
Distributions from capital gains	8,197	28	254,786	—	—
Net change in unrealized appreciation or depreciation of investments	(21,462)	67	(217,382)	(21,065)	(88)
Net increase (decrease) in net assets resulting from operations	89,103	110	77,033	3,017	(75)

Contract transactions
Contract purchase payments	2,991	—	625	75	—
Net transfers(1)	(647)	(7)	7,430	(11,576)	(9)
Contract terminations:
Surrender benefits and contract charges	(313,722)	—	(129,181)	(94,268)	—
Death benefits	(9,300)	—	(42,598)	(9,818)	—
Increase (decrease) from contract transactions	(320,678)	(7)	(163,724)	(115,587)	(9)
Net assets at beginning of year	1,753,611	1,406	1,418,491	429,740	1,958
Net assets at end of year	$1,522,036	$1,509	$1,331,800	$317,170	$1,874

Accumulation unit activity
Units outstanding at beginning of year	807,588	—	509,584	228,775	—
Contract purchase payments	1,316	—	190	—	—
Net transfers(1)	(310)	—	2,523	(6,037)	—
Contract terminations:
Surrender benefits and contract charges	(140,788)	—	(46,860)	(49,517)	—
Death benefits	(4,299)	—	(15,146)	(5,242)	—
Units outstanding at end of year	663,507	—	450,291	167,979	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

28	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II
Operations
Investment income (loss) — net	$(3,716)	$10	$(53)	$(6,700)	$(28)
Net realized gain (loss) on sales of investments	56,713	8	18	209,053	17
Distributions from capital gains	109,522	83	—	—	96
Net change in unrealized appreciation or depreciation of investments	(82,959)	159	260	(74,612)	314
Net increase (decrease) in net assets resulting from operations	79,560	260	225	127,741	399

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(60,949)	(13)	—	(155,384)	(12)
Contract terminations:
Surrender benefits and contract charges	(149,671)	—	—	(439,662)	—
Death benefits	(8,747)	—	—	(29,971)	—
Increase (decrease) from contract transactions	(219,367)	(13)	—	(625,017)	(12)
Net assets at beginning of year	809,916	1,690	3,427	2,133,683	2,208
Net assets at end of year	$670,109	$1,937	$3,652	$1,636,407	$2,595

Accumulation unit activity
Units outstanding at beginning of year	421,124	—	—	1,320,802	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(30,553)	—	—	(94,422)	—
Contract terminations:
Surrender benefits and contract charges	(74,521)	—	—	(265,056)	—
Death benefits	(4,565)	—	—	(18,976)	—
Units outstanding at end of year	311,485	—	—	942,348	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv
Operations
Investment income (loss) — net	$(145)	$(605)	$(854)	$(886)	$(458)
Net realized gain (loss) on sales of investments	5,948	5,053	417	21,136	1,131
Distributions from capital gains	—	4,587	—	—	2,990
Net change in unrealized appreciation or depreciation of investments	(5,806)	(7,499)	5,001	(4,890)	756
Net increase (decrease) in net assets resulting from operations	(3)	1,536	4,564	15,360	4,419

Contract transactions
Contract purchase payments	150	—	—	75	—
Net transfers(1)	(21,309)	(5,623)	(11)	(24,250)	(2,035)
Contract terminations:
Surrender benefits and contract charges	(581)	(21,755)	(510)	(144,058)	(659)
Death benefits	—	(1,356)	—	(4,078)	—
Increase (decrease) from contract transactions	(21,740)	(28,734)	(521)	(172,311)	(2,694)
Net assets at beginning of year	50,717	59,479	70,998	415,570	40,430
Net assets at end of year	$28,974	$32,281	$75,041	$258,619	$42,155

Accumulation unit activity
Units outstanding at beginning of year	44,056	35,522	52,650	244,491	29,081
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(18,758)	(3,342)	—	(17,331)	(1,418)
Contract terminations:
Surrender benefits and contract charges	(526)	(12,850)	(369)	(83,802)	(485)
Death benefits	—	(758)	—	(2,975)	—
Units outstanding at end of year	24,772	18,572	52,281	140,383	27,178

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

30	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(1,610)	$(3,296)	$7,528	$579	$(522)
Net realized gain (loss) on sales of investments	6,407	27,829	24,681	9,686	291
Distributions from capital gains	10,859	57,592	48,885	4,245	—
Net change in unrealized appreciation or depreciation of investments	1,339	(109,639)	41,318	(1,503)	6,491
Net increase (decrease) in net assets resulting from operations	16,995	(27,514)	122,412	13,007	6,260

Contract transactions
Contract purchase payments	75	2,113	5,303	—	—
Net transfers(1)	(8)	7,781	52,818	(818)	(181)
Contract terminations:
Surrender benefits and contract charges	(14,665)	(58,702)	(111,205)	(21,944)	(116)
Death benefits	—	(49,029)	—	—	—
Increase (decrease) from contract transactions	(14,598)	(97,837)	(53,084)	(22,762)	(297)
Net assets at beginning of year	183,182	352,599	1,834,067	124,961	52,157
Net assets at end of year	$185,579	$227,248	$1,903,395	$115,206	$58,120

Accumulation unit activity
Units outstanding at beginning of year	80,416	107,179	1,005,542	36,219	57,017
Contract purchase payments	—	612	2,768	—	—
Net transfers(1)	—	2,585	27,722	(177)	(159)
Contract terminations:
Surrender benefits and contract charges	(6,208)	(19,515)	(60,230)	(4,939)	(120)
Death benefits	—	(15,261)	—	—	—
Units outstanding at end of year	74,208	75,600	975,802	31,103	56,738

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$(25)	$(25)	$(31,509)	$(1,347)	$63,152
Net realized gain (loss) on sales of investments	6	6,626	223,405	6,084	30,125
Distributions from capital gains	317	—	68,624	19,002	—
Net change in unrealized appreciation or depreciation of investments	(279)	4,079	92,977	(20,286)	(57,916)
Net increase (decrease) in net assets resulting from operations	19	10,680	353,497	3,453	35,361

Contract transactions
Contract purchase payments	—	—	2,000	—	5,156
Net transfers(1)	(12)	(6,994)	(126,715)	8,196	3,860
Contract terminations:
Surrender benefits and contract charges	—	(16,919)	(346,741)	(15,516)	(532,995)
Death benefits	—	—	(42,681)	—	(27,997)
Increase (decrease) from contract transactions	(12)	(23,913)	(514,137)	(7,320)	(551,976)
Net assets at beginning of year	2,345	44,427	2,896,986	424,378	2,588,943
Net assets at end of year	$2,352	$31,194	$2,736,346	$420,511	$2,072,328

Accumulation unit activity
Units outstanding at beginning of year	—	27,281	1,536,026	144,168	1,576,378
Contract purchase payments	—	—	927	—	2,932
Net transfers(1)	—	(3,821)	(68,844)	2,557	1,961
Contract terminations:
Surrender benefits and contract charges	—	(8,629)	(174,353)	(4,963)	(318,833)
Death benefits	—	—	(23,338)	—	(18,599)
Units outstanding at end of year	—	14,831	1,270,418	141,762	1,243,839

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

32	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
Operations
Investment income (loss) — net	$(10,800)	$1,691	$106	$(36)	$(80)
Net realized gain (loss) on sales of investments	101,130	46	7	(1,144)	8,269
Distributions from capital gains	206,094	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(152,104)	(2,112)	193	222	(7,187)
Net increase (decrease) in net assets resulting from operations	144,320	(375)	306	(958)	1,002

Contract transactions
Contract purchase payments	951	—	—	325	150
Net transfers(1)	(1,232)	1,280	(11)	(9)	(9)
Contract terminations:
Surrender benefits and contract charges	(190,223)	(529)	—	(4,573)	(19,356)
Death benefits	(10,593)	—	—	—	—
Increase (decrease) from contract transactions	(201,097)	751	(11)	(4,257)	(19,215)
Net assets at beginning of year	1,583,035	43,603	1,137	16,466	22,977
Net assets at end of year	$1,526,258	$43,979	$1,432	$11,251	$4,764

Accumulation unit activity
Units outstanding at beginning of year	530,114	33,185	—	6,979	13,314
Contract purchase payments	282	—	—	121	—
Net transfers(1)	(333)	1,000	—	—	—
Contract terminations:
Surrender benefits and contract charges	(58,835)	(410)	—	(2,019)	(11,621)
Death benefits	(3,132)	—	—	—	—
Units outstanding at end of year	468,096	33,775	—	5,081	1,693

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Sm Cap Val, Cl IB	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$13,170	$(7,890)	$(99,381)	$(1,711)	$(3,786)
Net realized gain (loss) on sales of investments	340	3,962	1,105,016	(576)	5,782
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(12,632)	25,834	(698,328)	11,415	7,144
Net increase (decrease) in net assets resulting from operations	878	21,906	307,307	9,128	9,140

Contract transactions
Contract purchase payments	100	—	—	—	9
Net transfers(1)	944	—	(387,721)	(3)	(1)
Contract terminations:
Surrender benefits and contract charges	(17,623)	(5,637)	(2,335,110)	(16,728)	(62,286)
Death benefits	—	—	(98,471)	—	—
Increase (decrease) from contract transactions	(16,579)	(5,637)	(2,821,302)	(16,731)	(62,278)
Net assets at beginning of year	68,389	543,009	8,874,246	132,881	335,367
Net assets at end of year	$52,688	$559,278	$6,360,251	$125,278	$282,229

Accumulation unit activity
Units outstanding at beginning of year	42,362	377,580	6,188,933	102,986	291,889
Contract purchase payments	—	—	—	—	—
Net transfers(1)	603	—	(269,640)	85	—
Contract terminations:
Surrender benefits and contract charges	(11,039)	(3,776)	(1,591,800)	(12,955)	(53,593)
Death benefits	—	—	(68,064)	—	—
Units outstanding at end of year	31,926	373,804	4,259,429	90,116	238,296

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

34	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(30,401)	$(99,539)	$(312,796)	$(81,145)	$(218,044)
Net realized gain (loss) on sales of investments	245,082	120,058	2,176,632	69,020	2,268,812
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(142,908)	202,339	(1,011,752)	202,692	(1,437,965)
Net increase (decrease) in net assets resulting from operations	71,773	222,858	852,084	190,567	612,803

Contract transactions
Contract purchase payments	90	6,500	20,598	14	27,822
Net transfers(1)	(464,775)	(120,845)	(2,850,477)	(1,966)	(1,116,629)
Contract terminations:
Surrender benefits and contract charges	(1,126,408)	(294,623)	(4,174,357)	(93,373)	(5,852,758)
Death benefits	—	—	(70,201)	—	—
Increase (decrease) from contract transactions	(1,591,093)	(408,968)	(7,074,437)	(95,325)	(6,941,565)
Net assets at beginning of year	3,368,853	6,580,213	26,756,842	5,254,637	19,937,020
Net assets at end of year	$1,849,533	$6,394,103	$20,534,489	$5,349,879	$13,608,258

Accumulation unit activity
Units outstanding at beginning of year	2,942,908	5,099,364	20,605,815	3,861,727	14,568,772
Contract purchase payments	—	5,011	15,752	—	19,967
Net transfers(1)	(405,205)	(92,107)	(2,142,428)	2,593	(833,978)
Contract terminations:
Surrender benefits and contract charges	(967,322)	(223,799)	(3,164,774)	(67,227)	(4,187,601)
Death benefits	—	—	(53,649)	—	—
Units outstanding at end of year	1,570,381	4,788,469	15,260,716	3,797,093	9,567,160

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3
Operations
Investment income (loss) — net	$(19,577)	$(36,061)	$(10,885)	$(1,371)	$(683)
Net realized gain (loss) on sales of investments	167,281	210,036	90,654	1,543	9,079
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(99,257)	(83,413)	(79,468)	8,504	(4,421)
Net increase (decrease) in net assets resulting from operations	48,447	90,562	301	8,676	3,975

Contract transactions
Contract purchase payments	10	679	—	—	16
Net transfers(1)	(850,522)	(328,760)	(6,765)	(1,844)	(9)
Contract terminations:
Surrender benefits and contract charges	(57,259)	(585,974)	(186,101)	(754)	(14,715)
Death benefits	—	—	(12,169)	—	—
Increase (decrease) from contract transactions	(907,771)	(914,055)	(205,035)	(2,598)	(14,708)
Net assets at beginning of year	2,299,104	3,137,274	902,430	87,267	53,851
Net assets at end of year	$1,439,780	$2,313,781	$697,696	$93,345	$43,118

Accumulation unit activity
Units outstanding at beginning of year	1,892,065	2,572,643	409,869	77,696	30,183
Contract purchase payments	—	487	—	—	—
Net transfers(1)	(708,979)	(262,894)	(83)	(1,527)	—
Contract terminations:
Surrender benefits and contract charges	(46,427)	(475,497)	(75,066)	(646)	(8,396)
Death benefits	—	—	(6,984)	—	—
Units outstanding at end of year	1,136,659	1,834,739	327,736	75,523	21,787

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

36	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(303)	$(5,916)
Net realized gain (loss) on sales of investments	17,074	27,127
Distributions from capital gains	75,099	49,979
Net change in unrealized appreciation or depreciation of investments	(129,930)	(60,489)
Net increase (decrease) in net assets resulting from operations	(38,060)	10,701

Contract transactions
Contract purchase payments	—	—
Net transfers(1)	(1,940)	(14,283)
Contract terminations:
Surrender benefits and contract charges	(164,171)	(96,483)
Death benefits	(11,139)	(8,090)
Increase (decrease) from contract transactions	(177,250)	(118,856)
Net assets at beginning of year	838,952	489,704
Net assets at end of year	$623,642	$381,549

Accumulation unit activity
Units outstanding at beginning of year	349,809	256,888
Contract purchase payments	—	—
Net transfers(1)	(123)	(7,290)
Contract terminations:
Surrender benefits and contract charges	(68,559)	(51,144)
Death benefits	(5,033)	(4,685)
Units outstanding at end of year	276,094	193,769

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2013	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
Operations
Investment income (loss) — net	$1,974	$(1,453)	$(1,170)	$39,677	$2,867
Net realized gain (loss) on sales of investments	7,091	516	25,610	(52,998)	8,737
Distributions from capital gains	—	—	—	—	39,517
Net change in unrealized appreciation or depreciation of investments	21,480	23,293	48,067	197,905	(157,949)
Net increase (decrease) in net assets resulting from operations	30,545	22,356	72,507	184,584	(106,828)

Contract transactions
Contract purchase payments	—	—	—	521	409
Net transfers(1)	384	(12)	(220,594)	(102,628)	154,728
Contract terminations:
Surrender benefits and contract charges	(33,468)	(1,222)	(3,337)	(307,977)	(271,501)
Death benefits	—	—	—	(9,519)	—
Increase (decrease) from contract transactions	(33,084)	(1,234)	(223,931)	(419,603)	(116,364)
Net assets at beginning of year	222,967	105,576	329,325	1,083,884	1,149,841
Net assets at end of year	$220,428	$126,698	$177,901	$848,865	$926,649

Accumulation unit activity
Units outstanding at beginning of year	187,947	71,258	187,715	1,147,973	812,545
Contract purchase payments	—	—	—	418	305
Net transfers(1)	317	—	(110,766)	(95,591)	114,345
Contract terminations:
Surrender benefits and contract charges	(26,441)	(764)	(1,628)	(300,173)	(201,687)
Death benefits	—	—	—	(9,067)	—
Units outstanding at end of year	161,823	70,494	75,321	743,560	725,508

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$7	$(22)	$(13,584)	$9	$(19)
Net realized gain (loss) on sales of investments	3	26	191,905	611	11
Distributions from capital gains	—	63	—	—	151
Net change in unrealized appreciation or depreciation of investments	157	1,014	242,575	17,460	583
Net increase (decrease) in net assets resulting from operations	167	1,081	420,896	18,080	726

Contract transactions
Contract purchase payments	—	—	714	75	—
Net transfers(1)	(7)	(9)	(182,854)	(13)	(12)
Contract terminations:
Surrender benefits and contract charges	—	—	(469,214)	(19,203)	—
Death benefits	—	—	(15,637)	—	—
Increase (decrease) from contract transactions	(7)	(9)	(666,991)	(19,141)	(12)
Net assets at beginning of year	773	3,874	1,477,639	70,641	1,595
Net assets at end of year	$933	$4,946	$1,231,544	$69,580	$2,309

Accumulation unit activity
Units outstanding at beginning of year	—	2,079	1,286,790	55,777	—
Contract purchase payments	—	—	445	—	—
Net transfers(1)	—	—	(127,409)	—	—
Contract terminations:
Surrender benefits and contract charges	—	—	(351,126)	(13,515)	—
Death benefits	—	—	(11,444)	—	—
Units outstanding at end of year	—	2,079	797,256	42,262	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$(12,350)	$28,297	$(29,324)	$(6,831)	$11,278
Net realized gain (loss) on sales of investments	44	(5,454)	191,075	24,473	6,067
Distributions from capital gains	—	39,765	—	—	—
Net change in unrealized appreciation or depreciation of investments	(39)	(95,850)	324,362	(42,981)	(7,331)
Net increase (decrease) in net assets resulting from operations	(12,345)	(33,242)	486,113	(25,339)	10,014

Contract transactions
Contract purchase payments	350	10,000	728	441	707
Net transfers(1)	1,491,740	5,154	(191,611)	63,984	(1,380)
Contract terminations:
Surrender benefits and contract charges	(1,302,515)	(129,228)	(696,842)	(227,067)	(46,018)
Death benefits	(19,763)	(4,102)	(19,928)	(7,722)	—
Increase (decrease) from contract transactions	169,812	(118,176)	(907,653)	(170,364)	(46,691)
Net assets at beginning of year	828,124	923,555	2,270,700	960,438	239,476
Net assets at end of year	$985,591	$772,137	$1,849,160	$764,735	$202,799

Accumulation unit activity
Units outstanding at beginning of year	792,016	637,049	1,372,854	460,324	130,125
Contract purchase payments	—	6,266	491	130	427
Net transfers(1)	1,471,159	2,259	(90,989)	32,448	(613)
Contract terminations:
Surrender benefits and contract charges	(1,287,257)	(89,820)	(338,345)	(108,328)	(26,329)
Death benefits	(18,266)	(2,618)	(7,727)	(3,876)	—
Units outstanding at end of year	957,652	553,136	936,284	380,698	103,610

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Inc Opp, Cl 2(2)	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 3
Operations
Investment income (loss) — net	$14,053	$18,459	$84	$(215)	$(6,134)
Net realized gain (loss) on sales of investments	(5,367)	(10,900)	221	404	23,128
Distributions from capital gains	12,610	15,085	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,135)	(17,906)	5,621	4,970	107,831
Net increase (decrease) in net assets resulting from operations	1,161	4,738	5,926	5,159	124,825

Contract transactions
Contract purchase payments	825	75	—	—	242
Net transfers(1)	314,911	(30,466)	(12)	(907)	(21,267)
Contract terminations:
Surrender benefits and contract charges	(43,047)	(49,216)	(1,441)	(135)	(47,207)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	272,689	(79,607)	(1,453)	(1,042)	(68,232)
Net assets at beginning of year	—	159,561	29,572	18,316	418,848
Net assets at end of year	$273,850	$84,692	$34,045	$22,433	$475,441

Accumulation unit activity
Units outstanding at beginning of year	—	93,896	22,748	10,720	356,807
Contract purchase payments	—	—	—	—	184
Net transfers(1)	354,210	(18,283)	—	(491)	(15,194)
Contract terminations:
Surrender benefits and contract charges	(49,131)	(29,801)	(1,055)	(80)	(34,680)
Death benefits	—	—	—	—	—
Units outstanding at end of year	305,079	45,812	21,693	10,149	307,117

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 26, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)	Col VP Man Vol Gro, Cl 2(2)	Col VP Man Vol Mod Gro, Cl 2(2)	Col VP Marsico Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(123)	$(188)	$(2,262)	$(542)
Net realized gain (loss) on sales of investments	—	7	—	1	5,520
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	928	2,373	43,080	9,387
Net increase (decrease) in net assets resulting from operations	—	812	2,185	40,819	14,365

Contract transactions
Contract purchase payments	170	170	170	170	150
Net transfers(1)	—	80,869	152,787	2,627,504	(7,912)
Contract terminations:
Surrender benefits and contract charges	—	(1,099)	—	(1,338)	(9,059)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	170	79,940	152,957	2,626,336	(16,821)
Net assets at beginning of year	—	—	—	—	48,938
Net assets at end of year	$170	$80,752	$155,142	$2,667,155	$46,482

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	—	44,594
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	80,917	150,680	2,616,525	(6,058)
Contract terminations:
Surrender benefits and contract charges	—	(1,093)	—	(1,333)	(7,271)
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	79,824	150,680	2,615,192	31,265

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

42	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(24)	$(959)	$(78)	$(14,074)	$—
Net realized gain (loss) on sales of investments	17	618	2,022	52,074	3
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	616	17,918	(150)	240,910	276
Net increase (decrease) in net assets resulting from operations	609	17,577	1,794	278,910	279

Contract transactions
Contract purchase payments	—	—	12	—	—
Net transfers(1)	(13)	(8)	(6,177)	(12,017)	(9)
Contract terminations:
Surrender benefits and contract charges	—	(1,910)	(88)	(137,371)	—
Death benefits	—	—	—	(6,437)	—
Increase (decrease) from contract transactions	(13)	(1,918)	(6,253)	(155,825)	(9)
Net assets at beginning of year	3,201	61,077	6,142	1,006,261	738
Net assets at end of year	$3,797	$76,736	$1,683	$1,129,346	$1,008

Accumulation unit activity
Units outstanding at beginning of year	2,727	56,173	5,099	578,674	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	(5,099)	(5,544)	—
Contract terminations:
Surrender benefits and contract charges	—	(1,572)	—	(69,850)	—
Death benefits	—	—	—	(3,158)	—
Units outstanding at end of year	2,727	54,601	—	500,122	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
Operations
Investment income (loss) — net	$(141)	$(6,652)	$(52)	$(30)	$(4,368)
Net realized gain (loss) on sales of investments	2,240	908	(14)	826	65,020
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,525	(23,691)	(341)	4,200	21,153
Net increase (decrease) in net assets resulting from operations	11,624	(29,435)	(407)	4,996	81,805

Contract transactions
Contract purchase payments	804	—	125	75	239
Net transfers(1)	(6,438)	(2,622)	(8)	(1,657)	(36,160)
Contract terminations:
Surrender benefits and contract charges	(6,862)	(24,211)	(3)	(11,333)	(107,961)
Death benefits	—	(4,577)	—	—	(3,125)
Increase (decrease) from contract transactions	(12,496)	(31,410)	114	(12,915)	(147,007)
Net assets at beginning of year	41,042	909,715	3,503	22,302	336,882
Net assets at end of year	$40,170	$848,870	$3,210	$14,383	$271,680

Accumulation unit activity
Units outstanding at beginning of year	30,792	843,142	3,196	15,709	234,127
Contract purchase payments	547	—	—	—	91
Net transfers(1)	(4,046)	(1,819)	—	(1,035)	(20,155)
Contract terminations:
Surrender benefits and contract charges	(4,365)	(22,922)	(4)	(7,453)	(67,324)
Death benefits	—	(4,272)	—	—	(1,922)
Units outstanding at end of year	22,928	814,129	3,192	7,221	144,817

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(27)	$25	$15	$1,490	$(39,228)
Net realized gain (loss) on sales of investments	1,918	—	(5)	330	244,846
Distributions from capital gains	5	—	—	465	1,877
Net change in unrealized appreciation or depreciation of investments	(955)	180	268	(656)	1,597,543
Net increase (decrease) in net assets resulting from operations	941	205	278	1,629	1,805,038

Contract transactions
Contract purchase payments	175	—	—	3,325	10,499
Net transfers(1)	(11)	(12)	(12)	(28,175)	(669,655)
Contract terminations:
Surrender benefits and contract charges	(11,023)	—	—	(2,386)	(1,330,138)
Death benefits	—	—	—	—	(48,503)
Increase (decrease) from contract transactions	(10,859)	(12)	(12)	(27,236)	(2,037,797)
Net assets at beginning of year	12,080	1,241	1,276	78,555	7,121,269
Net assets at end of year	$2,162	$1,434	$1,542	$52,948	$6,888,510

Accumulation unit activity
Units outstanding at beginning of year	7,437	—	—	46,493	3,852,346
Contract purchase payments	—	—	—	—	5,576
Net transfers(1)	—	—	—	(24,070)	(292,799)
Contract terminations:
Surrender benefits and contract charges	(7,437)	—	—	(2,016)	(653,108)
Death benefits	—	—	—	—	(20,317)
Units outstanding at end of year	—	—	—	20,407	2,891,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2
Operations
Investment income (loss) — net	$(7,352)	$7,043	$(24,329)	$(1,564)	$324
Net realized gain (loss) on sales of investments	76,183	5,204	129,505	9,538	8
Distributions from capital gains	287	12,861	261,213	1,311	—
Net change in unrealized appreciation or depreciation of investments	80,928	(64,432)	271,975	96,000	438
Net increase (decrease) in net assets resulting from operations	150,046	(39,324)	638,364	105,285	770

Contract transactions
Contract purchase payments	533	3,900	1,430	1,561	—
Net transfers(1)	(127)	79,666	(235,504)	(116,517)	(13)
Contract terminations:
Surrender benefits and contract charges	(172,397)	(279,941)	(453,483)	(76,544)	(7)
Death benefits	(13,412)	—	(24,469)	—	—
Increase (decrease) from contract transactions	(185,403)	(196,375)	(712,026)	(191,500)	(20)
Net assets at beginning of year	498,431	1,238,497	2,196,714	464,456	6,289
Net assets at end of year	$463,074	$1,002,798	$2,123,052	$378,241	$7,039

Accumulation unit activity
Units outstanding at beginning of year	291,982	916,362	895,936	245,054	3,901
Contract purchase payments	265	2,869	767	718	—
Net transfers(1)	(20)	59,650	(81,901)	(52,381)	—
Contract terminations:
Surrender benefits and contract charges	(82,446)	(210,254)	(155,951)	(34,756)	(5)
Death benefits	(7,347)	—	(7,992)	—	—
Units outstanding at end of year	202,434	768,627	650,859	158,635	3,896

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2
Operations
Investment income (loss) — net	$12,537	$13	$(16,856)	$18,266	$28
Net realized gain (loss) on sales of investments	63,185	6	25,764	25,521	5
Distributions from capital gains	—	—	81,525	6,614	—
Net change in unrealized appreciation or depreciation of investments	333,870	299	302,775	(48,887)	414
Net increase (decrease) in net assets resulting from operations	409,592	318	393,208	1,514	447

Contract transactions
Contract purchase payments	4,952	—	800	957	—
Net transfers(1)	(5,316)	(11)	(26,052)	(7,207)	(10)
Contract terminations:
Surrender benefits and contract charges	(302,043)	—	(72,241)	(153,393)	—
Death benefits	(18,484)	—	—	—	—
Increase (decrease) from contract transactions	(320,891)	(11)	(97,493)	(159,643)	(10)
Net assets at beginning of year	1,664,910	1,099	1,122,776	587,869	1,521
Net assets at end of year	$1,753,611	$1,406	$1,418,491	$429,740	$1,958

Accumulation unit activity
Units outstanding at beginning of year	972,151	—	550,045	314,524	—
Contract purchase payments	2,488	—	327	488	—
Net transfers(1)	(3,095)	—	(9,798)	(3,863)	—
Contract terminations:
Surrender benefits and contract charges	(155,227)	—	(30,990)	(82,374)	—
Death benefits	(8,729)	—	—	—	—
Units outstanding at end of year	807,588	—	509,584	228,775	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II
Operations
Investment income (loss) — net	$(6,380)	$3	$(35)	$(2,114)	$(11)
Net realized gain (loss) on sales of investments	82,577	5	7	282,019	10
Distributions from capital gains	61,659	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	109,483	443	968	441,960	618
Net increase (decrease) in net assets resulting from operations	247,339	451	940	721,865	617

Contract transactions
Contract purchase payments	407	—	—	1,107	—
Net transfers(1)	(110,463)	(10)	—	(351,691)	(9)
Contract terminations:
Surrender benefits and contract charges	(256,082)	—	—	(803,653)	—
Death benefits	(7,710)	—	—	(24,488)	—
Increase (decrease) from contract transactions	(373,848)	(10)	—	(1,178,725)	(9)
Net assets at beginning of year	936,425	1,249	2,487	2,590,543	1,600
Net assets at end of year	$809,916	$1,690	$3,427	$2,133,683	$2,208

Accumulation unit activity
Units outstanding at beginning of year	639,072	—	—	2,141,637	—
Contract purchase payments	181	—	—	727	—
Net transfers(1)	(63,830)	—	—	(241,920)	—
Contract terminations:
Surrender benefits and contract charges	(149,955)	—	—	(562,933)	—
Death benefits	(4,344)	—	—	(16,709)	—
Units outstanding at end of year	421,124	—	—	1,320,802	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv
Operations
Investment income (loss) — net	$(136)	$(483)	$(629)	$(792)	$(300)
Net realized gain (loss) on sales of investments	1,586	1,977	984	11,688	3,550
Distributions from capital gains	—	4,149	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,306	8,193	19,082	106,599	7,322
Net increase (decrease) in net assets resulting from operations	7,756	13,836	19,437	117,495	10,572

Contract transactions
Contract purchase payments	5,030	40	75	121	150
Net transfers(1)	(1,607)	(4,187)	(13)	(71,044)	(6,104)
Contract terminations:
Surrender benefits and contract charges	(6,608)	(6,006)	(11,515)	(66,217)	(7,817)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(3,185)	(10,153)	(11,453)	(137,140)	(13,771)
Net assets at beginning of year	46,146	55,796	63,014	435,215	43,629
Net assets at end of year	$50,717	$59,479	$70,998	$415,570	$40,430

Accumulation unit activity
Units outstanding at beginning of year	47,251	42,327	63,421	329,490	40,921
Contract purchase payments	4,988	28	—	111	—
Net transfers(1)	(1,478)	(2,880)	—	(44,872)	(4,978)
Contract terminations:
Surrender benefits and contract charges	(6,705)	(3,953)	(10,771)	(40,238)	(6,862)
Death benefits	—	—	—	—	—
Units outstanding at end of year	44,056	35,522	52,650	244,491	29,081

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(1,215)	$(4,108)	$6,233	$979	$1,050
Net realized gain (loss) on sales of investments	1,507	14,722	16,807	2,208	443
Distributions from capital gains	5,219	2,634	—	2,220	—
Net change in unrealized appreciation or depreciation of investments	35,515	96,461	252,226	14,760	(960)
Net increase (decrease) in net assets resulting from operations	41,026	109,709	275,266	20,167	533

Contract transactions
Contract purchase payments	—	100	1,333	—	75
Net transfers(1)	(7)	(7,289)	36,492	42	(308)
Contract terminations:
Surrender benefits and contract charges	(2,380)	(48,613)	(127,879)	(4,708)	(1,059)
Death benefits	—	—	(6,099)	—	—
Increase (decrease) from contract transactions	(2,387)	(55,802)	(96,153)	(4,666)	(1,292)
Net assets at beginning of year	144,543	298,692	1,654,954	109,460	52,916
Net assets at end of year	$183,182	$352,599	$1,834,067	$124,961	$52,157

Accumulation unit activity
Units outstanding at beginning of year	81,571	129,436	1,064,008	37,431	58,484
Contract purchase payments	—	—	779	—	—
Net transfers(1)	—	(2,595)	20,320	14	(310)
Contract terminations:
Surrender benefits and contract charges	(1,155)	(19,662)	(76,008)	(1,226)	(1,157)
Death benefits	—	—	(3,557)	—	—
Units outstanding at end of year	80,416	107,179	1,005,542	36,219	57,017

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MS UIF Mid Cap Gro, Cl II	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$(17)	$(225)	$(15,923)	$(180)	$100,556
Net realized gain (loss) on sales of investments	5	1,598	143,636	17,846	45,721
Distributions from capital gains	46	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	590	(933)	551,533	74,558	(198,349)
Net increase (decrease) in net assets resulting from operations	624	440	679,246	92,224	(52,072)

Contract transactions
Contract purchase payments	—	—	2,749	—	4,189
Net transfers(1)	(11)	1,280	(78,522)	(3,078)	81,910
Contract terminations:
Surrender benefits and contract charges	—	(6,294)	(351,668)	(81,267)	(645,301)
Death benefits	—	—	(9,265)	—	(17,066)
Increase (decrease) from contract transactions	(11)	(5,014)	(436,706)	(84,345)	(576,268)
Net assets at beginning of year	1,732	49,001	2,654,446	416,499	3,217,283
Net assets at end of year	$2,345	$44,427	$2,896,986	$424,378	$2,588,943

Accumulation unit activity
Units outstanding at beginning of year	—	30,279	1,811,338	176,040	1,931,955
Contract purchase payments	—	—	1,627	—	2,383
Net transfers(1)	—	823	(47,715)	(1,070)	48,568
Contract terminations:
Surrender benefits and contract charges	—	(3,821)	(224,065)	(30,802)	(396,409)
Death benefits	—	—	(5,159)	—	(10,119)
Units outstanding at end of year	—	27,281	1,536,026	144,168	1,576,378

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
Operations
Investment income (loss) — net	$(9,838)	$2,293	$5	$23	$(213)
Net realized gain (loss) on sales of investments	82,156	(238)	4	(630)	146
Distributions from capital gains	17,847	—	30	—	—
Net change in unrealized appreciation or depreciation of investments	386,768	(2,753)	292	4,152	5,965
Net increase (decrease) in net assets resulting from operations	476,933	(698)	331	3,545	5,898

Contract transactions
Contract purchase payments	1,500	150	—	—	—
Net transfers(1)	(6,859)	(57,947)	(8)	(9)	(10)
Contract terminations:
Surrender benefits and contract charges	(205,988)	(5,518)	—	(3,374)	(133)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(211,347)	(63,315)	(8)	(3,383)	(143)
Net assets at beginning of year	1,317,449	107,616	814	16,304	17,222
Net assets at end of year	$1,583,035	$43,603	$1,137	$16,466	$22,977

Accumulation unit activity
Units outstanding at beginning of year	626,882	82,248	—	8,877	13,405
Contract purchase payments	531	—	—	—	—
Net transfers(1)	(2,870)	(44,840)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(94,429)	(4,223)	—	(1,898)	(91)
Death benefits	—	—	—	—	—
Units outstanding at end of year	530,114	33,185	—	6,979	13,314

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Put VT Sm Cap Val, Cl IB	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(394)	$(7,200)	$(117,115)	$(2,616)	$(9,080)
Net realized gain (loss) on sales of investments	1,607	2,445	503,171	(5,899)	60,713
Distributions from capital gains	1,178	—	—	6,857	—
Net change in unrealized appreciation or depreciation of investments	21,966	92,319	1,215,672	(11,700)	(41,304)
Net increase (decrease) in net assets resulting from operations	24,357	87,564	1,601,728	(13,358)	10,329

Contract transactions
Contract purchase payments	100	—	—	100	10
Net transfers(1)	(5,996)	—	(438,371)	(7,916)	(40,181)
Contract terminations:
Surrender benefits and contract charges	(22,160)	(5,337)	(1,052,373)	(56,565)	(516,813)
Death benefits	—	—	(140,747)	—	—
Increase (decrease) from contract transactions	(28,056)	(5,337)	(1,631,491)	(64,381)	(556,984)
Net assets at beginning of year	72,088	460,782	8,904,009	210,620	882,022
Net assets at end of year	$68,389	$543,009	$8,874,246	$132,881	$335,367

Accumulation unit activity
Units outstanding at beginning of year	63,026	381,394	7,396,830	155,008	782,705
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(4,373)	—	(321,106)	(6,874)	(33,483)
Contract terminations:
Surrender benefits and contract charges	(16,291)	(3,814)	(784,838)	(45,148)	(457,333)
Death benefits	—	—	(101,953)	—	—
Units outstanding at end of year	42,362	377,580	6,188,933	102,986	291,889

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(47,601)	$(102,034)	$(382,006)	$(76,398)	$(297,449)
Net realized gain (loss) on sales of investments	177,483	142,159	1,133,471	112,033	1,562,518
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(69,812)	582,104	1,919,229	619,640	1,675,179
Net increase (decrease) in net assets resulting from operations	60,070	622,229	2,670,694	655,275	2,940,248

Contract transactions
Contract purchase payments	—	12,920	31,799	40,422	112,353
Net transfers(1)	115,775	(310,962)	(696,080)	197,308	(548,026)
Contract terminations:
Surrender benefits and contract charges	(817,793)	(324,177)	(3,207,464)	(167,702)	(4,982,714)
Death benefits	(45,220)	—	(128,923)	—	(285,532)
Increase (decrease) from contract transactions	(747,238)	(622,219)	(4,000,668)	70,028	(5,703,919)
Net assets at beginning of year	4,056,021	6,580,203	28,086,816	4,529,334	22,700,691
Net assets at end of year	$3,368,853	$6,580,213	$26,756,842	$5,254,637	$19,937,020

Accumulation unit activity
Units outstanding at beginning of year	3,606,703	5,591,507	23,773,685	3,804,494	18,996,476
Contract purchase payments	—	10,516	25,973	30,991	90,639
Net transfers(1)	96,557	(240,271)	(498,468)	156,316	(413,422)
Contract terminations:
Surrender benefits and contract charges	(719,584)	(262,388)	(2,589,236)	(130,074)	(3,882,466)
Death benefits	(40,768)	—	(106,139)	—	(222,455)
Units outstanding at end of year	2,942,908	5,099,364	20,605,815	3,861,727	14,568,772

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3
Operations
Investment income (loss) — net	$(28,204)	$(38,664)	$(14,327)	$(1,296)	$(754)
Net realized gain (loss) on sales of investments	14,337	133,415	148,934	4,003	150
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	124,221	72,565	159,668	17,420	14,190
Net increase (decrease) in net assets resulting from operations	110,354	167,316	294,275	20,127	13,586

Contract transactions
Contract purchase payments	—	—	547	10	—
Net transfers(1)	207,731	(67,707)	(164,780)	(4,924)	(10)
Contract terminations:
Surrender benefits and contract charges	(51,534)	(193,532)	(308,890)	(8,982)	—
Death benefits	—	—	(10,885)	—	—
Increase (decrease) from contract transactions	156,197	(261,239)	(484,008)	(13,896)	(10)
Net assets at beginning of year	2,032,553	3,231,197	1,092,163	81,036	40,275
Net assets at end of year	$2,299,104	$3,137,274	$902,430	$87,267	$53,851

Accumulation unit activity
Units outstanding at beginning of year	1,768,523	2,808,129	630,739	91,117	30,183
Contract purchase payments	—	—	285	—	—
Net transfers(1)	167,237	(71,438)	(76,300)	(4,621)	—
Contract terminations:
Surrender benefits and contract charges	(43,695)	(164,048)	(141,141)	(8,800)	—
Death benefits	—	—	(3,714)	—	—
Units outstanding at end of year	1,892,065	2,572,643	409,869	77,696	30,183

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$10,736	$(7,069)
Net realized gain (loss) on sales of investments	31,221	52,022
Distributions from capital gains	64,250	49,795
Net change in unrealized appreciation or depreciation of investments	71,226	62,972
Net increase (decrease) in net assets resulting from operations	177,433	157,720

Contract transactions
Contract purchase payments	563	274
Net transfers(1)	(43,252)	(95,851)
Contract terminations:
Surrender benefits and contract charges	(290,873)	(189,970)
Death benefits	(9,473)	(6,234)
Increase (decrease) from contract transactions	(343,035)	(291,781)
Net assets at beginning of year	1,004,554	623,765
Net assets at end of year	$838,952	$489,704

Accumulation unit activity
Units outstanding at beginning of year	507,419	430,814
Contract purchase payments	179	136
Net transfers(1)	(17,965)	(56,450)
Contract terminations:
Surrender benefits and contract charges	(135,491)	(114,018)
Death benefits	(4,333)	(3,594)
Units outstanding at end of year	349,809	256,888

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Innovations Select Variable Annuity (Innovations Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through Innovations Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under Innovations Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through Innovations Select.

Division	Fund
AB VPS Bal Wealth Strategy, Cl B	AB VPS Balanced Wealth Strategy Portfolio (Class B) (previously AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B))
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B) (previously AllianceBernstein VPS Global Thematic Growth Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))
AC VP Inflation Prot, Cl II	American Century VP Inflation Protection, Class II
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 3))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 3))
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2) (previously Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2))
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3))
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3))
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio – S&P 500 Index Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv	Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv	Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey VIF Appr, Serv	Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	57

Division	Fund
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv	Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Rising Divd, Cl 2	FTVIPT Franklin Rising Dividends VIP Fund – Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
FTVIPT Temp Gro, Cl 2	FTVIPT Templeton Growth VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser II	Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Val Opp, Ser II	Invesco V.I. Value Opportunities Fund, Series II Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
MS UIF U.S. Real Est, Cl II	Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares
Oppen Cap Appr VA, Serv	Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

58	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2014.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

For Innovations Select contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.85% to 1.65% of the average daily net assets of each subaccount depending on the contract and death benefit option selected.

For Innovations Select contracts, RiverSource Life of NY also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by RiverSource Life of NY such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. The financial statements include other subaccounts that are not offered through Innovations Select contracts.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	59

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $40 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. This charge may be waived based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  WITHDRAWAL CHARGES

RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement	Columbia Management Investment Advisers, LLC
Administrative Services Agreement	Columbia Management Investment Advisers, LLC
Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2014 were as follows:

Division	Purchases
AB VPS Bal Wealth Strategy, Cl B	$31,602
AB VPS Global Thematic Gro, Cl B	101
AB VPS Gro & Inc, Cl B	2,755
AB VPS Intl Val, Cl B	89,581
AC VP Inflation Prot, Cl II	68,735
AC VP Intl, Cl II	14
AC VP Mid Cap Val, Cl II	391
AC VP Ultra, Cl II	55,799
AC VP Val, Cl II	1,018
CB Var Sm Cap Gro, Cl I	254
Col VP Cash Mgmt, Cl 3	101,756
Col VP Inter Bond, Cl 3	43,938
Col VP Divd Opp, Cl 3	12,991
Col VP Emer Mkts, Cl 3	57,423
Col VP Hi Yield Bond, Cl 3	16,424
Col VP Inc Opp, Cl 2	7,584
Col VP Inc Opp, Cl 3	2,786
Col VP Select Intl Eq, Cl 3	511
Col VP Lg Cap Gro, Cl 3	371
Col VP Lg Core Quan, Cl 3	743
Col VP Man Vol Conserv, Cl 2	—
Col VP Man Vol Conserv Gro, Cl 2	702,432
Col VP Man Vol Gro, Cl 2	1,520,259
Col VP Man Vol Mod Gro, Cl 2	5,563,494
Col VP Marsico Gro, Cl 1	8,363
Col VP Intl Opp, Cl 2	1
Col VP Mid Cap Gro, Cl 3	—
Col VP Mid Cap Val, Cl 3	—
Col VP Lg Cap Index, Cl 3	—
Col VP Select Lg Cap Val, Cl 3	—

Division	Purchases
Col VP Sm Cap Val, Cl 2	$6,231
Col VP US Govt Mtge, Cl 3	22,808
CS Commodity Return	525
Drey IP MidCap Stock, Serv	278
Drey IP Tech Gro, Serv	26,475
Drey VIF Appr, Serv	82
Drey VIF Intl Eq, Serv	28
Drey VIF Intl Val, Serv	19
EV VT Floating-Rate Inc	1,762
Fid VIP Contrafund, Serv Cl 2	301,443
Fid VIP Gro, Serv Cl 2	1
Fid VIP Invest Gr, Serv Cl 2	47,523
Fid VIP Mid Cap, Serv Cl 2	64,659
Fid VIP Overseas, Serv Cl 2	18,185
FTVIPT Frank Inc, Cl 2	368
FTVIPT Frank Mutual Shares, Cl 2	44,030
FTVIPT Frank Rising Divd, Cl 2	48
FTVIPT Frank Sm Mid Cap Gro, Cl 2	264,919
FTVIPT Temp Global Bond, Cl 2	37,023
FTVIPT Temp Gro, Cl 2	29
GS VIT Mid Cap Val, Inst	125,405
GS VIT U.S. Eq Insights, Inst	109
Invesco VI Am Fran, Ser II	2
Invesco VI Comstock, Ser II	37,111
Invesco VI Global Hlth, Ser II	96
Invesco VI Intl Gro, Ser II	1,879
Invesco VI Mid Cap Core Eq, Ser II	5,596
Invesco VI Mid Cap Gro, Ser II	1
Invesco VI Val Opp, Ser II	5,359
Janus Aspen Janus, Serv	3,335

60	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Division	Purchases
MFS Inv Gro Stock, Serv Cl	$11,472
MFS New Dis, Serv Cl	67,653
MFS Total Return, Serv Cl	139,753
MFS Utilities, Serv Cl	6,764
MS UIF Global Real Est, Cl II	621
MS UIF Mid Cap Gro, Cl II	318
MS UIF U.S. Real Est, Cl II	793
Oppen Cap Appr VA, Serv	89,963
Oppen Global VA, Serv	30,091
Oppen Global Strategic Inc VA, Srv	149,841
Oppen Main St Sm Cap VA, Serv	218,295
PIMCO VIT All Asset, Advisor Cl	4,087
Put VT Global Hlth Care, Cl IB	113
Put VT Intl Eq, Cl IB	475
Put VT Multi-Cap Gro, Cl IB	165
Put VT Sm Cap Val, Cl IB	23,307

Division	Purchases
VP Aggr, Cl 2	$—
VP Aggr, Cl 4	237,661
VP BR Gl Infl Prot Sec, Cl 3	3,056
VP Conserv, Cl 2	9
VP Conserv, Cl 4	50,516
VP Mod, Cl 2	6,500
VP Mod, Cl 4	931,795
VP Mod Aggr, Cl 2	162,294
VP Mod Aggr, Cl 4	178,761
VP Mod Conserv, Cl 2	250,511
VP Mod Conserv, Cl 4	137,121
VP Ptnrs Sm Cap Val, Cl 3	40,517
VP Sit Divd Gro, Cl 3	238
VP Vty Estb Val, Cl 3	13,260
Wanger Intl	138,484
Wanger USA	71,978

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2014:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
1.00%	$1.46	$1.91	$2.57	$1.21	$—
1.05%	1.45	1.15	1.66	0.83	1.33
1.10%	1.45	1.89	2.54	—	—
1.15%	1.44	1.14	1.74	1.08	1.32
1.20%	1.44	1.13	1.64	0.82	1.31
1.25%	1.43	1.85	2.50	0.82	1.30
1.30%	1.43	1.84	2.48	1.06	1.30
1.35%	1.42	1.83	2.49	1.06	1.29
1.40%	1.42	1.82	2.48	0.81	1.29
1.45%	—	1.34	2.01	1.18	—
1.50%	1.41	1.11	1.68	1.04	1.27
1.55%	1.41	1.79	2.41	1.04	1.26
1.65%	1.40	1.77	2.38	—	—
1.70%	1.39	1.09	1.65	1.02	1.24
1.80%	—	0.93	1.26	0.57	—
1.90%	—	0.92	1.25	0.57	—
1.95%	—	1.31	1.97	1.16	—
2.00%	—	0.92	1.24	0.57	—
2.05%	—	1.30	1.96	1.15	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	61

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
1.00%	$—	$1.98	$2.02	$1.91	$2.30
1.05%	1.34	1.70	1.80	1.71	1.89
1.10%	—	—	—	—	—
1.15%	1.60	1.69	1.71	1.85	1.87
1.20%	1.33	1.68	1.78	1.69	1.86
1.25%	1.32	1.67	1.77	1.68	1.86
1.30%	1.58	1.67	1.69	1.82	1.85
1.35%	1.57	1.66	1.68	1.81	1.84
1.40%	1.30	1.65	1.75	1.66	1.84
1.45%	—	1.94	1.98	1.87	2.26
1.50%	1.55	1.64	1.66	1.78	1.82
1.55%	1.54	1.63	1.65	1.77	1.82
1.65%	—	—	—	—	—
1.70%	1.52	1.62	1.62	1.75	1.79
1.80%	—	1.64	1.43	1.35	1.71
1.90%	—	1.62	1.42	1.34	1.69
1.95%	—	1.89	1.94	1.83	2.21
2.00%	—	1.61	1.41	1.33	1.68
2.05%	—	1.89	1.93	1.82	2.20

Subaccount	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
1.00%	$1.03	$1.45	$3.16	$1.07	$1.39
1.05%	1.01	1.38	1.50	1.50	1.77
1.10%	1.02	1.44	3.13	—	—
1.15%	1.03	1.38	1.83	2.10	1.86
1.20%	0.99	1.37	1.48	1.49	1.75
1.25%	1.00	1.41	3.07	1.48	1.74
1.30%	1.00	1.40	3.05	2.07	1.83
1.35%	0.99	1.39	3.04	2.06	1.83
1.40%	1.06	1.59	3.02	1.46	1.72
1.45%	0.94	1.13	1.72	1.05	1.37
1.50%	0.99	1.33	1.77	2.03	1.80
1.55%	0.97	1.36	2.97	2.02	1.79
1.65%	0.96	1.34	2.93	—	—
1.70%	0.97	1.30	1.73	1.99	1.76
1.80%	0.91	1.22	1.13	0.82	1.52
1.90%	0.90	1.21	1.12	0.81	1.51
1.95%	0.92	1.11	1.68	1.03	1.34
2.00%	0.89	1.20	1.11	0.80	1.50
2.05%	0.91	1.10	1.67	1.02	1.33

62	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 3
1.00%	$0.92	$1.37	$1.32	$2.33	$1.60
1.05%	0.92	1.74	1.22	1.63	1.68
1.10%	—	—	—	2.30	1.59
1.15%	0.92	1.78	1.50	1.77	1.80
1.20%	0.92	1.72	1.20	1.61	1.66
1.25%	0.92	1.71	1.20	2.26	1.57
1.30%	0.92	1.76	1.48	2.25	1.77
1.35%	0.92	1.75	1.47	2.23	1.76
1.40%	0.91	1.69	1.35	2.22	1.73
1.45%	0.91	1.34	1.30	1.96	2.10
1.50%	0.91	1.72	1.45	1.71	1.74
1.55%	0.91	1.71	1.44	2.18	1.73
1.65%	—	—	—	2.16	1.51
1.70%	0.91	1.69	1.42	1.67	1.70
1.80%	0.91	1.51	0.88	1.28	1.30
1.90%	0.91	1.50	0.87	1.27	1.29
1.95%	0.91	1.31	1.27	1.92	2.05
2.00%	0.91	1.49	0.86	1.26	1.28
2.05%	0.90	1.31	1.26	1.91	2.04

Subaccount	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Marsico Gro, Cl 1
1.00%	$1.03	$1.05	$1.07	$1.06	$1.93
1.05%	1.03	1.05	1.07	1.06	1.58
1.10%	—	—	—	—	—
1.15%	1.03	1.04	1.07	1.06	1.57
1.20%	1.03	1.04	1.07	1.06	1.56
1.25%	1.03	1.04	1.07	1.06	1.56
1.30%	1.03	1.04	1.07	1.06	1.55
1.35%	1.03	1.04	1.06	1.05	1.55
1.40%	1.03	1.04	1.06	1.05	1.54
1.45%	1.03	1.04	1.06	1.05	1.89
1.50%	1.03	1.04	1.06	1.05	1.53
1.55%	1.03	1.04	1.06	1.05	1.52
1.65%	—	—	—	—	—
1.70%	1.03	1.04	1.06	1.05	1.50
1.80%	1.03	1.04	1.06	1.05	1.34
1.90%	1.02	1.04	1.06	1.05	1.33
1.95%	1.02	1.04	1.06	1.05	1.85
2.00%	1.02	1.03	1.06	1.05	1.32
2.05%	1.02	1.03	1.06	1.05	1.84

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	63

Subaccount	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
1.00%	$1.32	$—	$2.03	$2.65	$—
1.05%	0.96	1.66	1.47	1.75	1.74
1.10%	—	—	—	2.62	—
1.15%	0.96	1.75	1.46	1.84	1.87
1.20%	0.95	1.64	1.46	1.72	1.72
1.25%	0.95	1.63	1.45	2.57	1.71
1.30%	0.95	1.73	1.45	2.56	1.85
1.35%	0.94	1.72	1.44	2.54	1.84
1.40%	0.94	1.47	1.44	2.53	1.69
1.45%	1.29	—	1.99	1.94	—
1.50%	0.93	1.69	1.42	1.77	1.81
1.55%	0.93	1.68	1.42	2.48	1.80
1.65%	—	—	—	2.45	—
1.70%	0.92	1.66	1.40	1.74	1.77
1.80%	0.81	—	1.35	1.35	—
1.90%	0.80	—	1.34	1.34	—
1.95%	1.27	—	1.95	1.90	—
2.00%	0.80	—	1.33	1.33	—
2.05%	1.26	—	1.94	1.89	—

Subaccount	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
1.00%	$1.75	$1.13	$0.78	$—	$—
1.05%	1.65	1.13	0.60	1.83	2.05
1.10%	—	1.12	—	—	—
1.15%	1.89	1.13	0.60	2.03	2.02
1.20%	1.63	1.11	0.60	1.80	2.03
1.25%	1.62	1.10	0.59	1.80	2.02
1.30%	1.86	1.09	0.59	2.00	1.99
1.35%	1.85	1.08	0.59	1.99	1.98
1.40%	1.60	1.08	0.59	1.77	1.99
1.45%	1.72	1.01	0.76	—	—
1.50%	1.82	1.09	0.58	1.96	1.95
1.55%	1.82	1.06	0.58	1.95	1.94
1.65%	—	1.05	—	—	—
1.70%	1.79	1.06	0.57	1.92	1.91
1.80%	1.38	1.01	0.54	—	—
1.90%	1.37	1.00	0.54	—	—
1.95%	1.68	0.99	0.74	—	—
2.00%	1.36	0.99	0.54	—	—
2.05%	1.67	0.98	0.74	—	—

64	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
1.00%	$—	$1.36	$1.11	$1.15	$3.14
1.05%	1.74	0.96	0.96	1.21	1.78
1.10%	—	—	—	—	3.10
1.15%	1.81	0.95	1.15	1.20	2.10
1.20%	1.72	0.95	0.94	1.19	1.76
1.25%	1.72	0.94	0.94	1.19	3.05
1.30%	1.79	0.94	1.13	1.19	3.03
1.35%	1.78	0.94	1.12	1.18	3.01
1.40%	1.69	0.93	0.93	1.18	3.00
1.45%	—	1.34	1.09	1.13	1.87
1.50%	1.75	0.93	1.11	1.17	2.03
1.55%	1.74	0.92	1.10	1.16	2.94
1.65%	—	—	—	—	2.91
1.70%	1.71	0.91	1.08	1.15	1.99
1.80%	—	0.84	0.74	1.15	1.33
1.90%	—	0.84	0.74	1.14	1.32
1.95%	—	1.31	1.07	1.10	1.83
2.00%	—	0.83	0.73	1.14	1.31
2.05%	—	1.30	1.06	1.10	1.82

Subaccount	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2
1.00%	$2.63	$1.14	$4.04	$2.48	$1.44
1.05%	1.81	1.40	1.85	1.19	1.58
1.10%	2.60	—	3.99	2.45	—
1.15%	1.87	1.39	2.30	1.45	1.69
1.20%	1.79	1.38	1.82	1.17	1.56
1.25%	2.55	1.38	3.92	2.41	1.55
1.30%	2.54	1.37	3.90	2.39	1.67
1.35%	2.52	1.36	3.88	2.38	1.66
1.40%	2.51	1.36	3.85	2.37	1.53
1.45%	—	1.11	1.72	1.37	1.42
1.50%	1.80	1.34	2.22	1.40	1.64
1.55%	2.47	1.33	3.79	2.32	1.63
1.65%	2.44	—	3.74	2.30	—
1.70%	1.76	1.31	2.17	1.38	1.60
1.80%	—	1.25	1.37	0.84	1.27
1.90%	—	1.24	1.36	0.83	1.26
1.95%	—	1.09	1.68	1.34	1.38
2.00%	—	1.23	1.35	0.82	1.25
2.05%	—	1.08	1.67	1.34	1.38

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	65

Subaccount	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2
1.00%	$2.39	$—	$3.07	$1.22	$1.59
1.05%	1.49	1.74	1.85	1.86	1.29
1.10%	2.36	—	3.03	—	—
1.15%	1.72	1.86	1.91	1.93	1.47
1.20%	1.47	1.72	1.83	1.84	1.27
1.25%	2.32	1.71	2.98	1.83	1.27
1.30%	2.31	1.84	2.96	1.90	1.44
1.35%	2.29	1.83	2.95	1.89	1.44
1.40%	2.28	1.69	2.93	1.80	1.25
1.45%	—	—	—	1.20	1.56
1.50%	1.66	1.80	1.84	1.86	1.41
1.55%	2.24	1.79	2.88	1.85	1.41
1.65%	2.21	—	2.84	—	—
1.70%	1.63	1.76	1.81	1.82	1.39
1.80%	—	—	—	1.51	0.99
1.90%	—	—	—	1.50	0.99
1.95%	—	—	—	1.17	1.52
2.00%	—	—	—	1.49	0.98
2.05%	—	—	—	1.17	1.51

Subaccount	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II
1.00%	$2.00	$2.15	$1.43	$1.95	$2.24
1.05%	1.89	1.44	1.43	1.66	1.91
1.10%	—	—	—	—	—
1.15%	2.21	1.42	1.43	1.78	1.90
1.20%	1.87	1.42	1.43	1.64	1.89
1.25%	1.86	1.41	1.42	1.64	1.88
1.30%	2.18	1.41	1.42	1.75	1.88
1.35%	2.17	1.40	1.42	1.75	1.87
1.40%	1.84	1.40	1.42	1.62	1.86
1.45%	1.96	2.11	1.42	1.91	2.20
1.50%	2.13	1.39	1.41	1.72	1.85
1.55%	2.12	1.38	1.41	1.71	1.84
1.65%	—	—	—	—	—
1.70%	2.09	1.37	1.41	1.69	1.82
1.80%	1.49	1.37	1.40	1.36	1.79
1.90%	1.48	1.36	1.40	1.35	1.78
1.95%	1.92	2.06	1.40	1.87	2.15
2.00%	1.47	1.35	1.39	1.34	1.76
2.05%	1.91	2.05	1.39	1.86	2.14

66	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv
1.00%	$1.43	$—	$1.41	$2.14	$1.84
1.05%	1.12	1.61	1.41	1.29	1.50
1.10%	—	—	1.40	2.11	—
1.15%	1.11	1.73	1.40	1.36	1.49
1.20%	1.10	1.59	1.40	1.28	1.49
1.25%	1.10	1.58	1.40	2.08	1.48
1.30%	1.10	1.71	1.40	2.06	1.48
1.35%	1.09	1.70	1.39	2.05	1.47
1.40%	1.09	1.56	1.39	2.04	1.46
1.45%	1.40	—	1.39	—	1.81
1.50%	1.08	1.67	1.39	1.31	1.45
1.55%	1.08	1.67	1.39	2.00	1.45
1.65%	—	—	1.38	1.98	—
1.70%	1.06	1.64	1.38	1.28	1.43
1.80%	0.99	—	1.38	—	1.34
1.90%	0.98	—	1.37	—	1.33
1.95%	1.37	—	1.37	—	1.77
2.00%	0.97	—	1.37	—	1.32
2.05%	1.36	—	1.37	—	1.76

Subaccount	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
1.00%	$2.54	$3.07	$2.02	$4.62	$1.59
1.05%	1.86	2.03	1.53	2.21	1.04
1.10%	2.51	3.04	2.00	4.57	—
1.15%	1.90	2.13	1.58	2.81	1.03
1.20%	1.84	2.01	1.51	2.18	1.03
1.25%	2.46	2.98	1.96	4.49	1.02
1.30%	2.45	2.97	1.95	4.46	1.02
1.35%	2.43	2.95	1.94	4.43	1.01
1.40%	2.42	2.93	1.93	4.41	1.01
1.45%	—	—	1.49	1.80	1.56
1.50%	1.84	2.06	1.52	2.72	1.00
1.55%	2.38	2.88	1.89	4.33	1.00
1.65%	2.35	2.85	1.87	4.28	—
1.70%	1.80	2.02	1.49	2.66	0.99
1.80%	—	—	1.25	1.41	1.02
1.90%	—	—	1.25	1.40	1.01
1.95%	—	—	1.46	1.76	1.52
2.00%	—	—	1.24	1.39	1.00
2.05%	—	—	1.45	1.75	1.52

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	67

Subaccount	MS UIF Mid Cap Gro, Cl II	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
1.00%	$1.71	$—	$2.39	$3.23	$1.79
1.05%	1.63	1.56	1.64	1.57	1.46
1.10%	—	—	2.36	3.19	1.77
1.15%	1.62	2.07	1.67	1.87	1.48
1.20%	1.62	1.54	1.62	1.55	1.44
1.25%	1.61	1.53	2.32	3.13	1.74
1.30%	1.60	2.04	2.31	3.11	1.72
1.35%	1.60	2.03	2.29	3.10	1.72
1.40%	1.59	1.51	2.28	3.08	1.71
1.45%	1.67	—	1.88	1.60	1.17
1.50%	1.58	2.00	1.61	1.80	1.43
1.55%	1.57	1.99	2.24	3.02	1.68
1.65%	—	—	2.21	2.99	1.66
1.70%	1.55	1.96	1.58	1.77	1.40
1.80%	1.36	—	1.22	1.16	1.22
1.90%	1.35	—	1.21	1.15	1.21
1.95%	1.64	—	1.84	1.57	1.14
2.00%	1.34	—	1.20	1.14	1.20
2.05%	1.63	—	1.83	1.56	1.14

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
1.00%	$3.82	$1.20	$—	$2.10	$1.86
1.05%	1.88	1.31	2.28	1.12	1.86
1.10%	3.78	—	—	2.07	1.86
1.15%	2.18	1.30	2.50	1.36	1.85
1.20%	1.86	1.29	2.25	1.11	1.85
1.25%	3.71	1.29	2.24	2.03	1.84
1.30%	3.69	1.28	2.46	2.02	1.84
1.35%	3.67	1.28	2.45	2.01	1.84
1.40%	3.65	1.27	2.21	2.00	1.83
1.45%	2.08	1.18	—	—	—
1.50%	2.10	1.26	2.41	1.31	1.82
1.55%	3.58	1.26	2.40	1.96	1.82
1.65%	3.54	—	—	1.94	1.81
1.70%	2.06	1.24	2.37	1.28	1.81
1.80%	1.56	1.21	—	—	—
1.90%	1.55	1.20	—	—	—
1.95%	2.04	1.15	—	—	—
2.00%	1.54	1.19	—	—	—
2.05%	2.03	1.15	—	—	—

68	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Put VT Sm Cap Val, Cl IB	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
1.00%	$—	$1.57	$1.57	$1.17	$1.20
1.05%	1.47	1.51	1.51	1.35	1.19
1.10%	—	—	—	—	—
1.15%	1.67	1.50	1.50	1.35	1.19
1.20%	1.45	1.50	1.50	1.33	1.18
1.25%	1.44	1.49	1.50	1.33	1.18
1.30%	1.65	1.49	1.49	1.33	1.18
1.35%	1.64	1.49	1.49	1.32	1.18
1.40%	1.42	1.48	1.49	1.31	1.17
1.45%	—	1.54	1.54	1.14	1.18
1.50%	1.62	1.48	1.48	1.31	1.17
1.55%	1.61	1.47	1.48	1.30	1.17
1.65%	—	—	—	—	—
1.70%	1.58	1.46	1.46	1.28	1.16
1.80%	—	1.46	1.46	1.21	1.15
1.90%	—	1.45	1.45	1.20	1.15
1.95%	—	1.51	1.51	1.12	1.15
2.00%	—	1.44	1.44	1.19	1.14
2.05%	—	1.50	1.50	1.11	1.15

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
1.00%	$1.20	$1.39	$1.39	$1.48	$1.48
1.05%	1.19	1.36	1.36	1.44	1.44
1.10%	—	—	—	—	—
1.15%	1.19	1.36	1.36	1.43	1.43
1.20%	1.18	1.35	1.36	1.43	1.43
1.25%	1.18	1.35	1.35	1.43	1.43
1.30%	1.18	1.35	1.35	1.42	1.42
1.35%	1.18	1.34	1.35	1.42	1.42
1.40%	1.17	1.34	1.34	1.42	1.42
1.45%	1.18	1.36	1.36	1.45	1.45
1.50%	1.17	1.33	1.34	1.41	1.41
1.55%	1.17	1.33	1.33	1.41	1.41
1.65%	—	—	—	—	—
1.70%	1.16	1.32	1.32	1.39	1.40
1.80%	1.15	1.32	1.32	1.39	1.39
1.90%	1.15	1.31	1.31	1.38	1.38
1.95%	1.15	1.33	1.33	1.41	1.42
2.00%	1.14	1.30	1.31	1.38	1.38
2.05%	1.15	1.32	1.32	1.41	1.41

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	69

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3
1.00%	$1.29	$1.29	$3.38	$1.72	$1.97
1.05%	1.27	1.28	1.70	1.27	1.88
1.10%	—	—	3.34	—	—
1.15%	1.27	1.27	1.97	1.26	2.01
1.20%	1.27	1.27	1.68	1.26	1.86
1.25%	1.26	1.27	3.28	1.25	1.85
1.30%	1.26	1.26	3.26	1.25	1.98
1.35%	1.26	1.26	3.24	1.24	1.97
1.40%	1.25	1.26	3.23	1.24	1.83
1.45%	1.26	1.26	1.73	1.68	1.93
1.50%	1.25	1.25	1.90	1.23	1.94
1.55%	1.25	1.25	3.17	1.22	1.94
1.65%	—	—	3.13	—	—
1.70%	1.24	1.24	1.86	1.21	1.91
1.80%	1.23	1.23	1.42	1.19	1.47
1.90%	1.22	1.23	1.41	1.18	1.46
1.95%	1.23	1.24	1.69	1.64	1.89
2.00%	1.22	1.22	1.40	1.17	1.45
2.05%	1.23	1.23	1.69	1.64	1.88

Subaccount				Wanger Intl	Wanger USA
1.00%				$1.42	$2.01
1.05%				1.63	1.80
1.10%				—	—
1.15%				2.32	2.01
1.20%				1.61	1.77
1.25%				1.60	1.77
1.30%				2.28	1.98
1.35%				2.27	1.97
1.40%				1.58	1.74
1.45%				1.39	1.97
1.50%				2.24	1.94
1.55%				2.23	1.93
1.65%				—	—
1.70%				2.19	1.90
1.80%				1.06	1.46
1.90%				1.05	1.45
1.95%				1.36	1.93
2.00%				1.04	1.44
2.05%				1.36	1.92

70	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2014:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
1.00%	—	4,737	954	—	—
1.05%	—	—	—	4,642	—
1.10%	24,652	31,575	35,627	—	—
1.15%	—	—	—	89,316	111,980
1.20%	—	—	—	—	—
1.25%	—	—	—	2,170	—
1.30%	—	—	—	65,942	71,148
1.35%	84,788	—	31,620	84,044	64,241
1.40%	42	837	5,687	—	—
1.45%	—	—	—	—	—
1.50%	2,240	—	—	339,541	257,011
1.55%	—	—	—	7,619	8,710
1.65%	—	—	—	—	—
1.70%	—	—	—	8,833	8,717
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	111,722	37,149	73,888	602,107	521,807

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
1.00%	—	—	—	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	83,104	—	—
1.20%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	—	—	49,763	—	—
1.35%	—	—	77,982	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	306,897	42,262	—
1.55%	—	—	28,186	—	—
1.65%	—	—	—	—	—
1.70%	—	—	5,825	—	—
1.80%	—	1,926	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	—	1,926	551,757	42,262	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	71

Subaccount	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
1.00%	3,752	5,416	869	—	—
1.05%	—	5,854	7,071	1,699	—
1.10%	—	81,721	43,954	—	—
1.15%	10,525	25,982	102,788	32,015	14,999
1.20%	96,199	—	—	69,913	—
1.25%	1,743	100,659	2,885	1,165	—
1.30%	11,325	25,567	44,655	42,331	14,131
1.35%	32,212	123,114	69,036	30,572	4,288
1.40%	107,107	105,534	—	—	—
1.45%	—	—	—	—	—
1.50%	2,004	14,297	430,405	130,490	22,860
1.55%	—	—	5,978	2,749	1,282
1.65%	—	—	971	—	—
1.70%	630	5,771	14,809	3,474	26,992
1.80%	106,405	—	—	—	—
1.90%	—	—	—	3,132	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	371,902	493,915	723,421	317,540	84,552

Subaccount	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 3
1.00%	—	—	—	—	—
1.05%	—	4,600	—	—	—
1.10%	—	—	—	9,381	—
1.15%	45,469	7,383	—	—	24,739
1.20%	—	—	—	—	—
1.25%	—	3,060	—	—	—
1.30%	44,328	10,290	—	—	24,077
1.35%	33,199	7,165	—	—	35,360
1.40%	—	—	18,590	—	73,275
1.45%	—	—	—	—	—
1.50%	60,009	5,073	—	—	24,293
1.55%	2,512	—	—	—	—
1.65%	—	—	—	—	—
1.70%	3,665	3,803	—	—	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	189,182	41,374	18,590	9,381	181,744

72	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Marsico Gro, Cl 1
1.00%	—	—	—	—	—
1.05%	—	43,653	377,038	1,642,945	6,725
1.10%	—	—	—	—	—
1.15%	—	—	—	276,807	—
1.20%	—	—	—	1,433,187	—
1.25%	—	—	—	187,672	3,567
1.30%	—	207,348	149,851	855,950	6,636
1.35%	—	71,937	216,342	664,585	5,799
1.40%	—	133,504	626,264	—	—
1.45%	—	—	—	—	—
1.50%	—	47,471	—	951,132	—
1.55%	—	67,038	—	334,987	—
1.65%	—	—	—	—	—
1.70%	—	46,159	251,086	23,086	6,549
1.80%	—	—	—	626,982	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	—	617,110	1,620,581	6,997,333	29,276

Subaccount	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
1.00%	—	—	—	1,373	—
1.05%	—	—	—	—	—
1.10%	—	—	—	115,428	—
1.15%	—	—	—	—	—
1.20%	—	—	—	—	—
1.25%	—	—	—	21,582	—
1.30%	—	—	—	15,878	—
1.35%	—	—	—	263,597	—
1.40%	—	48,500	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.65%	—	—	—	28,257	—
1.70%	—	—	—	16,534	—
1.80%	2,526	—	—	2,189	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	2,526	48,500	—	464,838	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	73

Subaccount	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
1.00%	—	4,861	—	—	—
1.05%	4,913	—	—	—	—
1.10%	—	60,238	—	—	—
1.15%	—	13,983	—	—	16,711
1.20%	—	—	—	—	—
1.25%	2,890	83,997	—	—	—
1.30%	3,993	73,308	—	—	9,761
1.35%	3,283	280,474	—	—	15,181
1.40%	—	8,780	—	—	—
1.45%	—	—	—	—	—
1.50%	—	6,049	—	—	60,051
1.55%	—	—	—	—	1,265
1.65%	—	147,968	—	—	—
1.70%	3,749	67,002	—	—	990
1.80%	—	—	—	—	—
1.90%	—	—	3,187	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	18,828	746,660	3,187	—	103,959

Subaccount	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
1.00%	—	—	—	—	55,238
1.05%	—	—	—	2,209	1,499
1.10%	—	—	—	—	566,382
1.15%	—	—	—	—	129,918
1.20%	—	—	—	3,016	—
1.25%	—	—	—	2,944	26,965
1.30%	—	—	—	2,456	135,279
1.35%	—	—	—	7,966	441,282
1.40%	—	—	—	—	37,127
1.45%	—	—	—	—	—
1.50%	—	—	—	—	842,217
1.55%	—	—	—	—	64,974
1.65%	—	—	—	—	89,295
1.70%	—	—	—	2,240	23,957
1.80%	—	—	—	—	2,262
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	—	—	—	20,831	2,416,395

74	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2
1.00%	—	—	4,692	887	—
1.05%	—	43,695	2,183	—	—
1.10%	16,191	—	139,467	37,787	—
1.15%	—	91,710	20,169	11,996	—
1.20%	—	—	—	—	—
1.25%	3,464	3,173	12,565	2,442	—
1.30%	4,498	83,289	23,919	5,000	—
1.35%	49,448	82,403	69,514	33,253	—
1.40%	2,642	—	9,558	721	—
1.45%	—	—	—	—	—
1.50%	—	213,455	105,851	12,042	1,120
1.55%	—	31,087	23,945	—	—
1.65%	95,083	—	63,721	840	—
1.70%	—	10,992	36,766	—	—
1.80%	—	—	—	2,472	—
1.90%	—	—	—	—	2,771
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	171,326	559,804	512,350	107,440	3,891

Subaccount	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2
1.00%	23,418	—	2,110	—	—
1.05%	—	—	—	2,129	—
1.10%	185,143	—	118,800	—	—
1.15%	7,610	—	—	34,509	—
1.20%	—	—	—	—	—
1.25%	14,737	—	—	2,375	—
1.30%	69,962	—	36,063	27,473	—
1.35%	143,965	—	259,050	28,162	—
1.40%	132,900	—	8,054	—	—
1.45%	—	—	—	—	—
1.50%	7,432	—	4,317	67,412	—
1.55%	—	—	—	2,132	—
1.65%	78,340	—	21,897	—	—
1.70%	—	—	—	3,787	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	663,507	—	450,291	167,979	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	75

Subaccount	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II
1.00%	—	—	—	—	—
1.05%	1,431	—	—	2,412	—
1.10%	—	—	—	—	—
1.15%	39,433	—	—	145,011	—
1.20%	—	—	—	—	—
1.25%	520	—	—	1,154	—
1.30%	26,979	—	—	109,122	—
1.35%	35,606	—	—	131,230	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	196,740	—	—	520,783	—
1.55%	7,184	—	—	17,058	—
1.65%	—	—	—	—	—
1.70%	3,592	—	—	13,260	—
1.80%	—	—	—	2,318	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	311,485	—	—	942,348	—

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv
1.00%	—	—	—	904	—
1.05%	6,982	—	—	—	6,270
1.10%	—	—	36,310	34,980	—
1.15%	—	4,764	—	23,103	—
1.20%	—	—	—	—	—
1.25%	4,106	—	—	—	3,252
1.30%	3,997	2,710	—	14,703	6,140
1.35%	4,106	6,733	15,971	42,060	5,672
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	4,365	—	21,759	—
1.55%	—	—	—	—	—
1.65%	—	—	—	2,874	—
1.70%	5,581	—	—	—	5,844
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	24,772	18,572	52,281	140,383	27,178

76	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
1.00%	—	—	16,745	—	—
1.05%	—	—	—	—	1,299
1.10%	51,747	32,884	232,831	14,738	—
1.15%	—	—	—	—	—
1.20%	—	—	—	—	—
1.25%	—	—	48,555	—	902
1.30%	—	—	5,950	1,265	2,888
1.35%	22,461	41,141	599,633	1,536	709
1.40%	—	1,575	2,733	364	—
1.45%	—	—	—	—	—
1.50%	—	—	1,966	—	—
1.55%	—	—	18,087	—	—
1.65%	—	—	46,443	—	—
1.70%	—	—	—	10,144	47,157
1.80%	—	—	—	—	—
1.90%	—	—	2,859	3,056	3,783
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	74,208	75,600	975,802	31,103	56,738

Subaccount	MS UIF Mid Cap Gro, Cl II	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
1.00%	—	—	7,539	—	61,358
1.05%	—	—	—	—	13,604
1.10%	—	—	268,023	103,020	257,024
1.15%	—	1,444	54,843	—	81,564
1.20%	—	—	—	—	—
1.25%	—	—	4,597	524	21,693
1.30%	—	5,981	84,230	6,551	134,550
1.35%	—	209	600,876	6,144	248,207
1.40%	—	—	4,600	2,002	135,029
1.45%	—	—	—	—	—
1.50%	—	7,197	216,368	23,521	169,297
1.55%	—	—	3,282	—	29,783
1.65%	—	—	1,962	—	82,445
1.70%	—	—	21,774	—	9,285
1.80%	—	—	2,324	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	—	14,831	1,270,418	141,762	1,243,839

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	77

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
1.00%	732	—	—	—	—
1.05%	—	4,965	—	—	—
1.10%	116,969	—	—	—	—
1.15%	2,599	—	—	—	—
1.20%	—	2,848	—	—	—
1.25%	7,126	1,985	—	—	—
1.30%	4,317	6,628	—	—	—
1.35%	153,549	10,256	—	4,028	—
1.40%	819	—	—	1,053	1,693
1.45%	—	—	—	—	—
1.50%	106,824	—	—	—	—
1.55%	18,394	—	—	—	—
1.65%	40,096	—	—	—	—
1.70%	14,356	3,158	—	—	—
1.80%	2,315	1,467	—	—	—
1.90%	—	2,468	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	468,096	33,775	—	5,081	1,693

Subaccount	Put VT Sm Cap Val, Cl IB	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
1.00%	—	82,578	—	—	36,179
1.05%	—	—	914,387	14,635	—
1.10%	—	—	—	—	—
1.15%	4,559	—	—	15,939	107,450
1.20%	—	—	1,378,442	—	—
1.25%	—	—	430,349	5,319	—
1.30%	7,452	—	9,350	18,966	—
1.35%	2,301	—	57,052	21,064	—
1.40%	—	—	518,522	—	94,667
1.45%	—	—	—	—	—
1.50%	12,869	—	336,800	9,229	—
1.55%	4,745	291,226	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	564,859	4,964	—
1.80%	—	—	—	—	—
1.90%	—	—	49,668	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	31,926	373,804	4,259,429	90,116	238,296

78	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
1.00%	—	323,179	—	254,436	—
1.05%	388,023	—	3,643,293	—	1,364,456
1.10%	—	—	—	—	—
1.15%	—	—	—	—	39,553
1.20%	193,992	946,546	2,151,534	548,773	2,557,710
1.25%	276,301	112,215	1,554,233	269,690	587,650
1.30%	—	—	—	—	1,093,051
1.35%	22,069	58,558	1,131,378	—	533,176
1.40%	288,502	—	1,398,125	—	701,399
1.45%	—	189,637	—	90,484	—
1.50%	268,225	—	1,695,597	120,214	653,867
1.55%	—	481,616	595,939	—	883,804
1.65%	—	—	—	—	—
1.70%	83,241	2,322,730	2,519,761	2,353,459	1,134,882
1.80%	—	353,988	—	100,317	—
1.90%	50,028	—	570,856	—	17,612
1.95%	—	—	—	59,720	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	1,570,381	4,788,469	15,260,716	3,797,093	9,567,160

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3
1.00%	456,292	—	1,498	—	—
1.05%	—	303,491	—	8,449	—
1.10%	—	—	—	—	—
1.15%	—	—	53,612	—	—
1.20%	320,785	785,872	—	—	—
1.25%	—	71,845	—	4,535	—
1.30%	—	—	16,661	6,025	—
1.35%	88,981	59,447	31,009	7,318	—
1.40%	—	—	2,093	—	—
1.45%	—	—	—	—	—
1.50%	—	75,460	201,044	—	—
1.55%	71,903	147,687	2,602	—	7,533
1.65%	—	—	—	—	—
1.70%	114,629	360,038	17,120	49,196	14,254
1.80%	84,069	—	2,097	—	—
1.90%	—	30,899	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	1,136,659	1,834,739	327,736	75,523	21,787

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	79

Subaccount	Wanger Intl	Wanger USA
1.00%	—	—
1.05%	1,602	1,508
1.10%	—	—
1.15%	40,158	29,478
1.20%	—	—
1.25%	1,097	540
1.30%	36,443	20,652
1.35%	38,698	28,174
1.40%	—	—
1.45%	—	—
1.50%	150,784	107,187
1.55%	3,248	2,538
1.65%	—	—
1.70%	4,064	3,692
1.80%	—	—
1.90%	—	—
1.95%	—	—
2.00%	—	—
2.05%	—	—
Total	276,094	193,769

The following is a summary of net assets at Dec. 31, 2014:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
1.00%	$76	$9,043	$2,514	$86	$—
1.05%	117	85	250	3,874	2,662
1.10%	35,761	59,564	90,626	—	—
1.15%	75	84	149	96,494	147,406
1.20%	117	84	247	93	2,628
1.25%	116	85	163	1,776	2,617
1.30%	148	85	127	70,201	92,298
1.35%	120,854	107	78,737	88,987	82,876
1.40%	101	1,524	14,081	70	2,584
1.45%	—	95	145	85	—
1.50%	3,161	82	168	354,241	326,471
1.55%	113	83	164	7,887	11,023
1.65%	99	100	152	—	—
1.70%	112	81	165	9,006	10,855
1.80%	—	90	156	96	—
1.90%	—	90	155	85	—
1.95%	—	93	141	83	—
2.00%	—	89	154	95	—
2.05%	—	93	141	82	—
Total	$160,850	$71,557	$188,435	$633,241	$681,420

80	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
1.00%	$—	$142	$145	$138	$161
1.05%	102	126	124	130	140
1.10%	—	—	—	—	—
1.15%	80	116	142,504	147	139
1.20%	101	123	122	128	138
1.25%	101	123	122	128	138
1.30%	79	123	84,094	99	137
1.35%	78	122	131,008	169	137
1.40%	100	122	82	126	136
1.45%	—	139	142	135	159
1.50%	76	121	507,873	75,325	136
1.55%	76	121	46,411	143	135
1.65%	—	—	—	—	—
1.70%	75	120	9,449	152	134
1.80%	—	3,313	105	100	123
1.90%	—	162	104	99	122
1.95%	—	136	139	133	155
2.00%	—	161	104	99	122
2.05%	—	135	138	132	155
Total	$868	$5,405	$922,666	$77,383	$2,367

Subaccount	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3
1.00%	$3,863	$7,846	$2,749	$77	$105
1.05%	1,989	8,091	10,582	2,556	3,547
1.10%	1,998	117,495	137,399	—	—
1.15%	10,799	35,640	188,661	67,426	27,962
1.20%	95,528	171	133	103,933	75
1.25%	2,501	141,710	8,871	1,719	3,486
1.30%	11,295	35,783	136,335	87,830	25,961
1.35%	31,984	171,444	209,587	63,050	7,836
1.40%	113,430	167,436	13	98	3,443
1.45%	1,999	86	17	76	104
1.50%	1,979	18,992	762,076	265,128	41,122
1.55%	2,001	89	17,713	5,559	2,298
1.65%	1,994	127	2,846	—	—
1.70%	2,002	7,505	25,694	6,924	47,570
1.80%	96,584	2,445	86	94	3,015
1.90%	2,000	88	120	2,538	2,992
1.95%	1,979	85	17	74	99
2.00%	1,977	2,410	85	90	2,970
2.05%	1,976	85	17	74	97
Total	$387,878	$717,528	$1,503,001	$607,246	$172,682

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	81

Subaccount	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 3
1.00%	$77	$103	$95	$98	$165
1.05%	77	8,009	94	130	178
1.10%	—	—	—	21,593	162
1.15%	41,770	13,181	79	94	44,478
1.20%	77	107	93	130	170
1.25%	77	5,238	92	96	159
1.30%	40,615	18,039	77	96	42,648
1.35%	30,391	12,529	77	154	62,280
1.40%	77	77	25,099	95	126,661
1.45%	77	102	94	20	163
1.50%	54,793	8,741	75	258	42,142
1.55%	2,290	106	74	94	15
1.65%	—	—	—	95	21
1.70%	3,336	6,405	73	249	21
1.80%	77	2,997	103	98	159
1.90%	77	100	101	98	156
1.95%	77	97	91	20	21
2.00%	77	2,953	101	97	154
2.05%	77	95	90	20	20
Total	$174,042	$78,879	$26,508	$23,535	$319,773

Subaccount	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Marsico Gro, Cl 1
1.00%	$10	$10	$11	$11	$151
1.05%	10	45,672	402,836	1,738,930	10,631
1.10%	—	—	—	—	—
1.15%	10	10	11	292,638	166
1.20%	11	10	11	1,514,312	150
1.25%	11	10	11	198,184	5,554
1.30%	11	216,304	159,643	903,357	10,291
1.35%	11	75,005	230,346	700,990	8,984
1.40%	11	139,135	666,426	11	148
1.45%	11	10	11	11	147
1.50%	11	49,422	11	1,001,498	151
1.55%	10	69,738	11	352,529	147
1.65%	—	—	—	—	—
1.70%	10	47,933	266,256	24,253	9,871
1.80%	10	11	11	657,896	145
1.90%	10	11	11	10	143
1.95%	10	11	11	11	143
2.00%	10	11	11	11	142
2.05%	10	11	11	11	142
Total	$177	$643,314	$1,725,639	$7,384,663	$47,106

82	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
1.00%	$85	$—	$19	$3,635	$—
1.05%	85	135	112	137	137
1.10%	—	—	—	302,136	—
1.15%	85	93	111	95	99
1.20%	85	135	111	136	134
1.25%	85	129	111	55,490	133
1.30%	85	91	111	40,597	98
1.35%	85	91	110	669,907	97
1.40%	84	71,273	110	177	131
1.45%	84	—	20	19	—
1.50%	84	90	14	17	95
1.55%	84	90	110	17	95
1.65%	—	—	—	69,310	—
1.70%	84	89	109	28,708	94
1.80%	2,041	—	260	3,050	—
1.90%	83	—	260	104	—
1.95%	83	—	19	19	—
2.00%	83	—	259	103	—
2.05%	83	—	19	19	—
Total	$3,388	$72,216	$1,865	$1,173,676	$1,113

Subaccount	Col VP Sm Cap Val, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv
1.00%	$103	$5,477	$58	$—	$—
1.05%	8,105	79	69	140	133
1.10%	—	67,337	—	—	—
1.15%	106	15,730	93	99	33,748
1.20%	76	79	93	139	132
1.25%	4,686	92,301	89	138	131
1.30%	7,437	79,863	89	149	19,386
1.35%	6,078	303,809	89	99	30,021
1.40%	102	9,455	89	136	79
1.45%	102	78	57	—	—
1.50%	112	6,568	88	123	116,903
1.55%	101	104	109	147	2,451
1.65%	—	154,686	—	—	—
1.70%	6,704	71,295	109	144	1,889
1.80%	101	2,015	103	—	—
1.90%	100	78	1,763	—	—
1.95%	99	78	55	—	—
2.00%	99	1,986	81	—	—
2.05%	98	78	55	—	—
Total	$34,209	$811,096	$3,089	$1,314	$204,873

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	83

Subaccount	Drey VIF Appr, Serv	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
1.00%	$—	$99	$81	$2,365	$173,504
1.05%	264	72	72	2,988	2,667
1.10%	—	—	—	—	1,758,185
1.15%	218	71	87	1,995	273,332
1.20%	259	71	70	5,916	158
1.25%	258	71	70	3,511	82,159
1.30%	214	70	85	2,912	410,019
1.35%	210	70	85	9,410	1,330,207
1.40%	255	70	70	2,283	111,232
1.45%	—	97	79	2,320	178
1.50%	209	69	84	1,994	1,710,235
1.55%	209	69	83	2,236	191,254
1.65%	—	—	—	—	259,785
1.70%	205	102	81	2,718	47,663
1.80%	—	84	91	2,772	3,190
1.90%	—	83	91	2,308	173
1.95%	—	95	77	2,271	174
2.00%	—	83	90	2,734	191
2.05%	—	94	77	2,260	174
Total	$2,301	$1,370	$1,373	$52,993	$6,354,480

Subaccount	Fid VIP Gro, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2
1.00%	$64	$85	$18,949	$2,199	$106
1.05%	275	61,331	4,035	97	120
1.10%	42,086	—	556,711	92,595	—
1.15%	222	127,164	46,309	17,451	127
1.20%	271	76	153	95	118
1.25%	8,845	4,370	49,229	5,881	118
1.30%	11,420	113,791	93,275	11,966	125
1.35%	124,797	111,936	269,450	79,133	124
1.40%	6,627	85	36,826	1,707	117
1.45%	—	84	124	99	105
1.50%	215	285,611	234,556	16,902	1,950
1.55%	253	41,381	90,715	92	123
1.65%	231,636	—	238,093	1,928	—
1.70%	211	14,410	79,844	91	121
1.80%	—	96	202	2,148	94
1.90%	—	83	201	82	3,590
1.95%	—	83	121	96	102
2.00%	—	93	199	81	92
2.05%	—	82	121	96	101
Total	$426,922	$760,761	$1,719,113	$232,739	$7,233

84	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2
1.00%	$55,983	$—	$6,476	$90	$115
1.05%	127	176	190	3,958	96
1.10%	437,533	—	360,493	—	—
1.15%	13,094	140	149	66,484	121
1.20%	126	173	187	74	95
1.25%	34,200	173	133	4,338	95
1.30%	161,411	138	106,884	52,155	120
1.35%	330,439	137	763,224	53,221	120
1.40%	303,087	171	23,589	76	93
1.45%	—	—	—	89	113
1.50%	12,338	135	7,966	125,354	109
1.55%	115	134	107	3,944	108
1.65%	173,462	—	62,267	—	—
1.70%	121	132	135	6,902	107
1.80%	—	—	—	113	121
1.90%	—	—	—	87	121
1.95%	—	—	—	87	110
2.00%	—	—	—	111	120
2.05%	—	—	—	87	110
Total	$1,522,036	$1,509	$1,331,800	$317,170	$1,874

Subaccount	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II
1.00%	$140	$154	$218	$140	$165
1.05%	2,709	106	217	4,012	142
1.10%	—	—	—	—	—
1.15%	87,116	105	217	258,358	172
1.20%	148	105	217	146	141
1.25%	968	105	216	1,886	141
1.30%	58,650	105	216	191,631	140
1.35%	77,115	104	215	229,122	139
1.40%	85	103	215	81	139
1.45%	138	152	215	137	162
1.50%	419,695	103	215	895,497	138
1.55%	15,234	102	215	29,181	138
1.65%	—	—	—	—	—
1.70%	7,491	101	214	22,345	136
1.80%	111	100	213	3,222	176
1.90%	133	99	213	134	175
1.95%	135	148	212	134	159
2.00%	108	98	212	248	174
2.05%	133	147	212	133	158
Total	$670,109	$1,937	$3,652	$1,636,407	$2,595

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	85

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv
1.00%	$139	$—	$108	$1,933	$177
1.05%	7,801	122	107	99	9,416
1.10%	—	—	50,969	73,844	—
1.15%	153	8,272	107	31,376	171
1.20%	144	121	107	99	182
1.25%	4,520	120	107	226	4,817
1.30%	4,377	4,633	103	30,318	9,058
1.35%	4,473	11,422	22,271	86,208	8,338
1.40%	150	118	107	124	181
1.45%	136	—	106	—	174
1.50%	163	7,306	106	28,520	156
1.55%	292	84	106	80	355
1.65%	—	—	106	5,684	—
1.70%	5,934	83	106	108	8,362
1.80%	145	—	106	—	131
1.90%	139	—	105	—	169
1.95%	132	—	105	—	170
2.00%	144	—	104	—	129
2.05%	132	—	105	—	169
Total	$28,974	$32,281	$75,041	$258,619	$42,155

Subaccount	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
1.00%	$81	$138	$33,851	$214	$111
1.05%	142	156	155	223	1,349
1.10%	129,724	99,856	465,130	67,307	—
1.15%	92	104	99	173	86
1.20%	141	154	153	221	98
1.25%	124	93	95,296	208	922
1.30%	118	267	11,610	5,642	2,951
1.35%	54,667	121,300	1,163,059	6,811	722
1.40%	97	4,617	5,269	1,605	123
1.45%	—	—	109	172	109
1.50%	92	154	3,106	203	98
1.55%	95	130	34,348	154	97
1.65%	116	129	86,949	172	—
1.70%	90	150	112	26,997	46,554
1.80%	—	—	125	169	436
1.90%	—	—	3,688	4,433	3,821
1.95%	—	—	107	168	107
2.00%	—	—	122	167	430
2.05%	—	—	107	167	106
Total	$185,579	$227,248	$1,903,395	$115,206	$58,120

86	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	MS UIF Mid Cap Gro, Cl II	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
1.00%	$122	$—	$18,015	$201	$109,670
1.05%	119	236	291	237	19,833
1.10%	—	—	633,182	328,521	453,989
1.15%	118	2,989	91,586	185	120,880
1.20%	118	233	286	234	93
1.25%	117	231	10,668	1,640	37,633
1.30%	117	12,198	194,255	20,399	232,156
1.35%	117	424	1,378,258	19,022	425,714
1.40%	117	229	10,490	6,164	230,251
1.45%	120	—	271	153	88
1.50%	116	14,371	348,873	42,430	242,107
1.55%	116	152	7,352	188	49,948
1.65%	—	—	4,340	148	136,481
1.70%	114	131	34,404	175	13,035
1.80%	237	—	3,072	173	95
1.90%	236	—	238	171	90
1.95%	117	—	265	150	87
2.00%	234	—	236	170	91
2.05%	117	—	264	150	87
Total	$2,352	$31,194	$2,736,346	$420,511	$2,072,328

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB
1.00%	$2,802	$90	$—	$70	$136
1.05%	192	6,511	176	113	136
1.10%	442,070	—	—	70	136
1.15%	5,657	75	127	112	135
1.20%	190	3,780	173	112	135
1.25%	26,461	2,555	173	83	135
1.30%	15,938	8,506	125	93	157
1.35%	563,440	13,110	124	8,098	134
1.40%	2,987	91	171	2,101	3,101
1.45%	147	88	—	—	—
1.50%	224,494	73	122	109	133
1.55%	65,930	90	121	90	133
1.65%	142,028	—	—	93	161
1.70%	29,569	3,928	120	107	132
1.80%	3,770	1,860	—	—	—
1.90%	150	2,961	—	—	—
1.95%	143	86	—	—	—
2.00%	148	89	—	—	—
2.05%	142	86	—	—	—
Total	$1,526,258	$43,979	$1,432	$11,251	$4,764

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	87

Subaccount	Put VT Sm Cap Val, Cl IB	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
1.00%	$—	$129,868	$16	$88	$43,446
1.05%	136	16	1,381,476	19,781	13
1.10%	—	—	—	—	—
1.15%	7,629	16	—	21,404	127,541
1.20%	134	16	2,067,679	88	10
1.25%	134	16	643,932	7,073	13
1.30%	12,282	16	13,957	25,132	13
1.35%	3,765	16	85,014	27,861	9
1.40%	102	16	770,272	108	111,073
1.45%	—	16	16	87	13
1.50%	20,753	16	498,099	12,066	13
1.55%	7,624	429,172	16	116	13
1.65%	—	—	—	—	—
1.70%	129	14	827,622	6,363	12
1.80%	—	16	16	2,444	12
1.90%	—	16	72,088	87	12
1.95%	—	16	16	86	12
2.00%	—	16	16	2,409	12
2.05%	—	16	16	85	12
Total	$52,688	$559,278	$6,360,251	$125,278	$282,229

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
1.00%	$12	$447,562	$14	$375,222	$15
1.05%	462,360	14	4,972,102	15	1,966,487
1.10%	—	—	—	—	—
1.15%	—	14	—	15	56,800
1.20%	229,326	1,281,086	2,916,252	783,714	3,660,071
1.25%	326,394	151,509	2,101,535	384,278	838,760
1.30%	13	14	8	11	1,556,776
1.35%	25,950	78,701	1,522,739	15	757,717
1.40%	338,440	14	1,877,498	15	994,147
1.45%	12	257,525	14	131,076	15
1.50%	313,197	14	2,265,900	169,284	922,488
1.55%	90	641,211	794,341	15	1,244,029
1.65%	—	—	—	—	—
1.70%	96,361	3,070,582	3,335,367	3,282,466	1,586,505
1.80%	13	465,801	14	139,285	15
1.90%	57,328	14	748,663	15	24,388
1.95%	12	14	14	84,423	15
2.00%	13	14	14	15	15
2.05%	12	14	14	15	15
Total	$1,849,533	$6,394,103	$20,534,489	$5,349,879	$13,608,258

88	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3
1.00%	$587,317	$13	$5,062	$17	$19
1.05%	13	388,025	137	10,742	149
1.10%	—	—	14	—	—
1.15%	13	13	105,456	11	104
1.20%	405,946	997,101	137	15	142
1.25%	13	90,912	145	5,678	141
1.30%	13	13	54,421	7,532	103
1.35%	111,828	74,872	100,542	9,093	102
1.40%	13	62	6,744	16	139
1.45%	11	13	17	17	19
1.50%	10	94,372	381,591	15	101
1.55%	89,509	184,278	8,246	128	14,572
1.65%	—	—	17	—	—
1.70%	141,695	446,131	31,848	59,498	27,162
1.80%	103,347	13	3,081	213	110
1.90%	13	37,924	104	124	109
1.95%	13	13	16	17	19
2.00%	13	13	102	212	108
2.05%	13	13	16	17	19
Total	$1,439,780	$2,313,781	$697,696	$93,345	$43,118

Subaccount				Wanger Intl	Wanger USA
1.00%				$165	$214
1.05%				2,605	2,708
1.10%				—	—
1.15%				93,080	59,332
1.20%				162	212
1.25%				1,755	955
1.30%				83,236	40,905
1.35%				87,950	55,599
1.40%				142	209
1.45%				160	209
1.50%				337,465	208,234
1.55%				7,231	4,908
1.65%				—	—
1.70%				8,905	7,032
1.80%				158	207
1.90%				157	207
1.95%				157	206
2.00%				157	206
2.05%				157	206
Total				$623,642	$381,549

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	89

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Bal Wealth Strategy, Cl B
2014	112	$1.46	to	$1.39	$161	2.27%	1.00%	to	1.70%	6.04%		to	5.31%
2013	162	$1.37	to	$1.32	$220	2.14%	1.00%	to	1.70%	15.12%		to	14.31%
2012	188	$1.19	to	$1.16	$223	1.87%	1.00%	to	1.70%	12.24%		to	11.46%
2011	196	$1.06	to	$1.04	$208	2.24%	1.00%	to	1.70%	(4.02%)		to	(4.68%)
2010	289	$1.11	to	$1.09	$319	2.50%	1.00%	to	1.70%	9.20%		to	8.44%
AB VPS Global Thematic Gro, Cl B
2014	37	$1.91	to	$1.30	$72	—	1.00%	to	2.05%	3.76%		to	2.68%
2013	70	$1.84	to	$1.27	$127	0.02%	1.00%	to	2.05%	21.70%		to	20.44%
2012	71	$1.51	to	$1.05	$106	—	1.00%	to	2.05%	12.11%		to	10.94%
2011	95	$1.35	to	$0.95	$126	0.35%	1.00%	to	2.05%	(24.17%)		to	(24.97%)
2010	102	$1.78	to	$1.26	$180	1.96%	1.00%	to	2.05%	17.40%		to	25.60	%(5)
AB VPS Gro & Inc, Cl B
2014	74	$2.57	to	$1.96	$188	1.12%	1.00%	to	2.05%	8.20%		to	7.07%
2013	75	$2.38	to	$1.83	$178	0.78%	1.00%	to	2.05%	33.25%		to	31.86%
2012	188	$1.79	to	$1.39	$329	1.28%	1.00%	to	2.05%	16.08%		to	14.86%
2011	219	$1.54	to	$1.21	$326	1.13%	1.00%	to	2.05%	5.02%		to	3.92%
2010	396	$1.46	to	$1.16	$563	—	1.00%	to	2.05%	11.68%		to	15.67	%(5)
AB VPS Intl Val, Cl B
2014	602	$1.21	to	$1.15	$633	3.17%	1.00%	to	2.05%	(7.39%)		to	(8.36%)
2013	744	$1.30	to	$1.26	$849	5.45%	1.00%	to	2.05%	21.50%		to	20.24%
2012	1,148	$1.07	to	$1.04	$1,084	1.33%	1.00%	to	2.05%	13.05%		to	11.88%
2011	1,310	$0.95	to	$0.93	$1,099	4.09%	1.00%	to	2.05%	(20.24%)		to	(21.07%)
2010	1,195	$1.19	to	$1.18	$1,261	2.28%	1.00%	to	2.05%	18.71	%(5)	to	18.14	%(5)
AC VP Inflation Prot, Cl II
2014	522	$1.33	to	$1.24	$681	1.28%	1.05%	to	1.70%	2.22%		to	1.56%
2013	726	$1.30	to	$1.23	$927	1.63%	1.05%	to	1.70%	(9.44%)		to	(10.02%)
2012	813	$1.43	to	$1.36	$1,150	2.34%	1.05%	to	1.70%	6.26%		to	5.57%
2011	1,031	$1.35	to	$1.29	$1,375	4.09%	1.05%	to	1.70%	10.58%		to	9.86%
2010	1,257	$1.22	to	$1.17	$1,517	1.69%	1.05%	to	1.70%	4.00%		to	3.33%
AC VP Intl, Cl II
2014	—	$1.34	to	$1.52	$1	1.51%	1.05%	to	1.70%	(6.64%)		to	(7.25%)
2013	—	$1.44	to	$1.64	$1	1.53%	1.05%	to	1.70%	20.97%		to	20.19%
2012	—	$1.19	to	$1.36	$1	0.68%	1.05%	to	1.70%	19.74%		to	18.97%
2011	—	$0.99	to	$1.14	$1	1.24%	1.05%	to	1.70%	(13.10%)		to	(13.66%)
2010	—	$1.14	to	$1.32	$1	2.13%	1.05%	to	1.70%	11.96%		to	11.24%
AC VP Mid Cap Val, Cl II
2014	2	$1.98	to	$1.89	$5	1.04%	1.00%	to	2.05%	15.08%		to	13.88%
2013	2	$1.72	to	$1.66	$5	1.06%	1.00%	to	2.05%	28.60%		to	27.27%
2012	2	$1.34	to	$1.30	$4	1.85%	1.00%	to	2.05%	15.09%		to	13.87%
2011	14	$1.16	to	$1.14	$15	1.20%	1.00%	to	2.05%	(1.84%)		to	(2.86%)
2010	14	$1.18	to	$1.18	$15	2.12%	1.00%	to	2.05%	17.53	%(5)	to	16.98	%(5)
AC VP Ultra, Cl II
2014	552	$2.02	to	$1.93	$923	0.25%	1.00%	to	2.05%	8.74%		to	7.60%
2013	797	$1.86	to	$1.79	$1,232	0.44%	1.00%	to	2.05%	35.55%		to	34.14%
2012	1,287	$1.37	to	$1.34	$1,478	—	1.00%	to	2.05%	12.65%		to	11.47%
2011	1,575	$1.22	to	$1.20	$1,612	—	1.00%	to	2.05%	(0.14%)		to	(1.18%)
2010	1,755	$1.22	to	$1.21	$1,805	0.36%	1.00%	to	2.05%	21.40	%(5)	to	20.82	%(5)
AC VP Val, Cl II
2014	42	$1.91	to	$1.82	$77	1.39%	1.00%	to	2.05%	11.77%		to	10.61%
2013	42	$1.71	to	$1.65	$70	1.50%	1.00%	to	2.05%	30.18%		to	28.82%
2012	56	$1.31	to	$1.28	$71	1.78%	1.00%	to	2.05%	13.43%		to	12.25%
2011	56	$1.16	to	$1.14	$63	1.90%	1.00%	to	2.05%	(0.14%)		to	(1.18%)
2010	56	$1.16	to	$1.15	$63	2.08%	1.00%	to	2.05%	15.56	%(5)	to	15.01	%(5)

90	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CB Var Sm Cap Gro, Cl I
2014	—	$2.30	to	$2.20	$2	—	1.00%	to	2.05%	3.04%		to	1.97%
2013	—	$2.24	to	$2.16	$2	0.05%	1.00%	to	2.05%	45.59%		to	44.08%
2012	—	$1.54	to	$1.50	$2	0.37%	1.00%	to	2.05%	18.23%		to	16.99%
2011	—	$1.30	to	$1.28	$1	—	1.00%	to	2.05%	0.38%		to	(0.67%)
2010	—	$1.29	to	$1.29	$1	—	1.00%	to	2.05%	29.12	%(5)	to	28.50	%(5)
Col VP Cash Mgmt, Cl 3
2014	372	$1.03	to	$0.91	$388	0.01%	1.00%	to	2.05%	(0.98%)		to	(2.02%)
2013	958	$1.04	to	$0.93	$986	0.01%	1.00%	to	2.05%	(0.97%)		to	(2.02%)
2012	792	$1.05	to	$0.95	$828	0.01%	1.00%	to	2.05%	(0.99%)		to	(2.03%)
2011	911	$1.06	to	$0.97	$965	0.01%	1.00%	to	2.05%	(0.98%)		to	(2.02%)
2010	983	$1.07	to	$0.99	$1,052	0.01%	1.00%	to	2.05%	(0.98%)		to	(0.92	%)(5)
Col VP Inter Bond, Cl 3
2014	494	$1.45	to	$1.10	$718	2.61%	1.00%	to	2.05%	4.28%		to	3.18%
2013	553	$1.39	to	$1.07	$772	4.48%	1.00%	to	2.05%	(3.35%)		to	(4.36%)
2012	637	$1.44	to	$1.12	$924	4.04%	1.00%	to	2.05%	6.50%		to	5.37%
2011	805	$1.35	to	$1.06	$1,092	4.67%	1.00%	to	2.05%	5.63%		to	4.53%
2010	1,239	$1.28	to	$1.01	$1,580	2.55%	1.00%	to	2.05%	7.25%		to	1.29	%(5)
Col VP Divd Opp, Cl 3
2014	723	$3.16	to	$1.67	$1,503	—	1.00%	to	2.05%	8.82%		to	7.68%
2013	936	$2.91	to	$1.55	$1,849	—	1.00%	to	2.05%	25.46%		to	24.15%
2012	1,373	$2.32	to	$1.25	$2,271	—	1.00%	to	2.05%	12.86%		to	11.67%
2011	1,577	$2.05	to	$1.12	$2,359	—	1.00%	to	2.05%	(5.95%)		to	(6.93%)
2010	1,706	$2.18	to	$1.20	$2,749	—	1.00%	to	2.05%	15.67%		to	20.49	%(5)
Col VP Emer Mkts, Cl 3
2014	318	$1.07	to	$1.02	$607	0.23%	1.00%	to	2.05%	(3.23%)		to	(4.26%)
2013	381	$1.11	to	$1.07	$765	0.57%	1.00%	to	2.05%	(2.78%)		to	(3.79%)
2012	460	$1.14	to	$1.11	$960	0.39%	1.00%	to	2.05%	19.41%		to	18.16%
2011	535	$0.95	to	$0.94	$945	1.14%	1.00%	to	2.05%	(21.80%)		to	(22.62%)
2010	486	$1.22	to	$1.21	$1,098	1.59%	1.00%	to	2.05%	21.84	%(5)	to	21.27	%(5)
Col VP Hi Yield Bond, Cl 3
2014	85	$1.39	to	$1.33	$173	6.34%	1.00%	to	2.05%	2.60%		to	1.52%
2013	104	$1.36	to	$1.31	$203	6.47%	1.00%	to	2.05%	5.03%		to	3.93%
2012	130	$1.29	to	$1.26	$239	7.57%	1.00%	to	2.05%	14.59%		to	13.38%
2011	172	$1.13	to	$1.11	$273	8.32%	1.00%	to	2.05%	4.63%		to	3.54%
2010	163	$1.08	to	$1.07	$250	9.29%	1.00%	to	2.05%	7.97	%(5)	to	7.45	%(5)
Col VP Inc Opp, Cl 2
2014	189	$0.92	to	$0.90	$174	—	1.00%	to	2.05%	2.66%		to	1.58%
2013	305	$0.90	to	$0.89	$274	8.43%	1.00%	to	2.05%	0.82	%(8)	to	0.09	%(8)
Col VP Inc Opp, Cl 3
2014	41	$1.37	to	$1.31	$79	—	1.00%	to	2.05%	2.75%		to	1.67%
2013	46	$1.33	to	$1.28	$85	13.94%	1.00%	to	2.05%	3.99%		to	2.89%
2012	94	$1.28	to	$1.25	$160	6.45%	1.00%	to	2.05%	13.67%		to	12.46%
2011	96	$1.13	to	$1.11	$144	9.05%	1.00%	to	2.05%	5.22%		to	4.12%
2010	109	$1.07	to	$1.07	$156	1.23%	1.00%	to	2.05%	7.16	%(5)	to	6.65	%(5)
Col VP Select Intl Eq, Cl 3
2014	19	$1.32	to	$1.26	$27	1.74%	1.00%	to	2.05%	(9.46%)		to	(10.41%)
2013	22	$1.46	to	$1.41	$34	1.64%	1.00%	to	2.05%	20.95%		to	19.68%
2012	23	$1.21	to	$1.18	$30	1.55%	1.00%	to	2.05%	16.55%		to	15.33%
2011	25	$1.04	to	$1.02	$28	1.35%	1.00%	to	2.05%	(13.28%)		to	(14.19%)
2010	25	$1.19	to	$1.19	$33	1.41%	1.00%	to	2.05%	19.42	%(5)	to	18.86	%(5)
Col VP Lg Cap Gro, Cl 3
2014	9	$2.33	to	$1.91	$24	—	1.00%	to	2.05%	12.91%		to	11.73%
2013	10	$2.06	to	$1.71	$22	—	1.00%	to	2.05%	28.98%		to	27.63%
2012	11	$1.60	to	$1.34	$18	—	1.00%	to	2.05%	18.96%		to	17.71%
2011	12	$1.34	to	$1.14	$17	—	1.00%	to	2.05%	(4.18%)		to	(5.18%)
2010	15	$1.40	to	$1.20	$22	—	1.00%	to	2.05%	16.00%		to	20.23	%(5)

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	91

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Core Quan, Cl 3
2014	182	$1.60	to	$2.04	$320	—	1.00%	to	2.05%	14.08%		to	12.89%
2013	307	$1.40	to	$1.81	$475	—	1.00%	to	2.05%	32.33%		to	30.94%
2012	357	$1.06	to	$1.38	$419	—	1.00%	to	2.05%	12.74%		to	11.56%
2011	538	$0.94	to	$1.24	$562	—	1.00%	to	2.05%	4.19%		to	3.10%
2010	594	$0.90	to	$1.20	$597	—	1.00%	to	2.05%	16.17%		to	20.09	%(5)
Col VP Man Vol Conserv, Cl 2
2014	—	$1.03	to	$1.02	$0	—	1.00%	to	2.05%	3.41%		to	2.33%
2013	—	$1.00	to	$1.00	$0	—	1.00%	to	2.05%	(0.12	%)(9)	to	(0.24	%)(9)
Col VP Man Vol Conserv Gro, Cl 2
2014	617	$1.05	to	$1.03	$643	—	1.00%	to	2.05%	3.66%		to	2.57%
2013	80	$1.01	to	$1.01	$81	—	1.00%	to	2.05%	0.56	%(9)	to	0.43	%(9)
Col VP Man Vol Gro, Cl 2
2014	1,621	$1.07	to	$1.06	$1,726	—	1.00%	to	2.05%	3.90%		to	2.82%
2013	151	$1.03	to	$1.03	$155	—	1.00%	to	2.05%	1.90	%(9)	to	1.77	%(9)
Col VP Man Vol Mod Gro, Cl 2
2014	6,997	$1.06	to	$1.05	$7,385	—	1.00%	to	2.05%	3.82%		to	2.73%
2013	2,615	$1.02	to	$1.02	$2,667	—	1.00%	to	2.05%	1.35	%(9)	to	1.23	%(9)
Col VP Marsico Gro, Cl 1
2014	29	$1.93	to	$1.84	$47	0.22%	1.00%	to	2.05%	8.34%		to	7.21%
2013	31	$1.78	to	$1.72	$46	0.22%	1.00%	to	2.05%	34.31%		to	32.89%
2012	45	$1.33	to	$1.29	$49	0.73%	1.00%	to	2.05%	11.13%		to	9.95%
2011	45	$1.20	to	$1.18	$44	0.28%	1.00%	to	2.05%	(3.60%)		to	(4.61%)
2010	67	$1.24	to	$1.23	$69	0.18%	1.00%	to	2.05%	24.07	%(5)	to	23.48	%(5)
Col VP Intl Opp, Cl 2
2014	3	$1.32	to	$1.26	$3	0.03%	1.00%	to	2.05%	(6.04%)		to	(7.02%)
2013	3	$1.41	to	$1.36	$4	0.45%	1.00%	to	2.05%	19.21%		to	17.97%
2012	3	$1.18	to	$1.15	$3	1.02%	1.00%	to	2.05%	16.45%		to	15.23%
2011	3	$1.01	to	$1.00	$3	0.82%	1.00%	to	2.05%	(17.01%)		to	(17.88%)
2010	3	$1.22	to	$1.21	$3	0.69%	1.00%	to	2.05%	21.72	%(5)	to	21.14	%(5)
Col VP Mid Cap Gro, Cl 3
2014	48	$1.66	to	$1.66	$72	—	1.05%	to	1.70%	6.16%		to	5.47%
2013	55	$1.56	to	$1.57	$77	—	1.05%	to	1.70%	29.66%		to	28.81%
2012	56	$1.20	to	$1.22	$61	—	1.05%	to	1.70%	10.09%		to	9.39%
2011	61	$1.09	to	$1.12	$60	—	1.05%	to	1.70%	(15.96%)		to	(16.51%)
2010	63	$1.30	to	$1.34	$74	—	1.05%	to	1.70%	24.96%		to	24.15%
Col VP Mid Cap Val, Cl 3
2014	—	$2.03	to	$1.94	$2	—	1.00%	to	2.05%	11.06%		to	9.90%
2013	—	$1.83	to	$1.77	$2	—	1.00%	to	2.05%	36.38%		to	34.95%
2012	5	$1.34	to	$1.31	$6	—	1.00%	to	2.05%	17.29%		to	16.05%
2011	5	$1.14	to	$1.13	$5	—	1.00%	to	2.05%	(9.40%)		to	(10.34%)
2010	5	$1.26	to	$1.26	$6	—	1.00%	to	2.05%	26.32	%(5)	to	25.72	%(5)
Col VP Lg Cap Index, Cl 3
2014	465	$2.65	to	$1.89	$1,174	—	1.00%	to	2.05%	12.09%		to	10.92%
2013	500	$2.36	to	$1.70	$1,129	—	1.00%	to	2.05%	30.45%		to	29.08%
2012	579	$1.81	to	$1.32	$1,006	—	1.00%	to	2.05%	14.40%		to	13.19%
2011	650	$1.58	to	$1.17	$992	—	1.00%	to	2.05%	0.62%		to	(0.43%)
2010	870	$1.57	to	$1.17	$1,330	—	1.00%	to	2.05%	13.57%		to	17.18	%(5)
Col VP Select Lg Cap Val, Cl 3
2014	—	$1.74	to	$1.77	$1	—	1.05%	to	1.70%	10.22%		to	9.50%
2013	—	$1.58	to	$1.62	$1	—	1.05%	to	1.70%	36.35%		to	35.46%
2012	—	$1.16	to	$1.19	$1	—	1.05%	to	1.70%	17.23%		to	16.48%
2011	—	$0.99	to	$1.03	$1	—	1.05%	to	1.70%	(2.72%)		to	(3.35%)
2010	—	$1.01	to	$1.06	$1	—	1.05%	to	1.70%	19.26%		to	18.49%

92	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Sm Cap Val, Cl 2
2014	19	$1.75	to	$1.67	$34	0.50%	1.00%	to	2.05%	2.02%		to	0.97%
2013	23	$1.72	to	$1.66	$40	0.94%	1.00%	to	2.05%	32.72%		to	31.33%
2012	31	$1.29	to	$1.26	$41	0.29%	1.00%	to	2.05%	10.15%		to	9.00%
2011	30	$1.17	to	$1.16	$37	0.89%	1.00%	to	2.05%	(7.06%)		to	(8.03%)
2010	42	$1.26	to	$1.26	$55	1.97%	1.00%	to	2.05%	25.41	%(5)	to	24.82	%(5)
Col VP US Govt Mtge, Cl 3
2014	747	$1.13	to	$0.98	$811	1.76%	1.00%	to	2.05%	4.74%		to	3.63%
2013	814	$1.08	to	$0.95	$849	0.62%	1.00%	to	2.05%	(2.93%)		to	(3.95%)
2012	843	$1.11	to	$0.99	$910	0.91%	1.00%	to	2.05%	0.62%		to	(0.44%)
2011	938	$1.10	to	$0.99	$1,010	0.89%	1.00%	to	2.05%	0.38%		to	(0.67%)
2010	1,080	$1.10	to	$1.00	$1,164	0.83%	1.00%	to	2.05%	1.98%		to	(0.25	%)(5)
CS Commodity Return
2014	3	$0.78	to	$0.74	$3	—	1.00%	to	2.05%	(17.84%)		to	(18.70%)
2013	3	$0.94	to	$0.91	$3	—	1.00%	to	2.05%	(11.16%)		to	(12.09%)
2012	3	$1.06	to	$1.04	$4	—	1.00%	to	2.05%	(3.07%)		to	(4.09%)
2011	3	$1.10	to	$1.08	$4	2.45%	1.00%	to	2.05%	(13.52%)		to	(14.42%)
2010	3	$1.27	to	$1.26	$4	8.32%	1.00%	to	2.05%	27.46	%(5)	to	26.84	%(5)
Drey IP MidCap Stock, Serv
2014	—	$1.83	to	$1.92	$1	0.79%	1.05%	to	1.70%	10.59%		to	9.88%
2013	7	$1.65	to	$1.75	$14	0.97%	1.05%	to	1.70%	33.29%		to	32.43%
2012	16	$1.24	to	$1.32	$22	0.20%	1.05%	to	1.70%	18.09%		to	17.32%
2011	17	$1.05	to	$1.13	$20	0.37%	1.05%	to	1.70%	(0.84%)		to	(1.48%)
2010	32	$1.06	to	$1.14	$38	0.92%	1.05%	to	1.70%	25.63%		to	24.81%
Drey IP Tech Gro, Serv
2014	104	$2.05	to	$1.91	$205	—	1.05%	to	1.70%	5.46%		to	4.78%
2013	145	$1.95	to	$1.82	$272	—	1.05%	to	1.70%	31.11%		to	30.26%
2012	234	$1.48	to	$1.40	$337	—	1.05%	to	1.70%	14.14%		to	13.40%
2011	277	$1.30	to	$1.23	$351	—	1.05%	to	1.70%	(9.00%)		to	(9.59%)
2010	295	$1.43	to	$1.36	$412	—	1.05%	to	1.70%	28.30%		to	27.47%
Drey VIF Appr, Serv
2014	—	$1.74	to	$1.71	$2	1.62%	1.05%	to	1.70%	6.70%		to	6.01%
2013	—	$1.63	to	$1.62	$2	0.83%	1.05%	to	1.70%	19.56%		to	18.79%
2012	7	$1.37	to	$1.36	$12	3.23%	1.05%	to	1.70%	8.99%		to	8.27%
2011	7	$1.25	to	$1.26	$11	1.49%	1.05%	to	1.70%	7.61%		to	6.91%
2010	7	$1.17	to	$1.18	$10	1.89%	1.05%	to	1.70%	13.84%		to	13.11%
Drey VIF Intl Eq, Serv
2014	—	$1.36	to	$1.30	$1	1.99%	1.00%	to	2.05%	(3.87%)		to	(4.86%)
2013	—	$1.42	to	$1.37	$1	2.57%	1.00%	to	2.05%	16.26%		to	15.05%
2012	—	$1.22	to	$1.19	$1	0.14%	1.00%	to	2.05%	21.61%		to	20.34%
2011	—	$1.00	to	$0.99	$1	1.85%	1.00%	to	2.05%	(15.75%)		to	(16.64%)
2010	—	$1.19	to	$1.19	$1	1.24%	1.00%	to	2.05%	18.81	%(5)	to	18.25	%(5)
Drey VIF Intl Val, Serv
2014	—	$1.11	to	$1.06	$1	1.32%	1.00%	to	2.05%	(10.47%)		to	(11.41%)
2013	—	$1.24	to	$1.20	$2	1.77%	1.00%	to	2.05%	21.47%		to	20.20%
2012	—	$1.02	to	$1.00	$1	2.55%	1.00%	to	2.05%	11.29%		to	10.14%
2011	—	$0.92	to	$0.90	$1	1.84%	1.00%	to	2.05%	(19.57%)		to	(20.41%)
2010	—	$1.14	to	$1.14	$1	1.37%	1.00%	to	2.05%	13.76	%(5)	to	13.22	%(5)
EV VT Floating-Rate Inc
2014	21	$1.15	to	$1.10	$53	3.15%	1.00%	to	2.05%	(0.43%)		to	(1.47%)
2013	20	$1.16	to	$1.12	$53	3.50%	1.00%	to	2.05%	2.81%		to	1.75%
2012	46	$1.13	to	$1.10	$79	4.19%	1.00%	to	2.05%	6.26%		to	5.14%
2011	64	$1.06	to	$1.04	$93	4.24%	1.00%	to	2.05%	1.53%		to	0.47%
2010	68	$1.04	to	$1.04	$96	4.02%	1.00%	to	2.05%	4.36	%(5)	to	3.87	%(5)

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	93

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Contrafund, Serv Cl 2
2014	2,416	$3.14	to	$1.82	$6,354	0.69%	1.00%	to	2.05%	10.54%		to	9.39%
2013	2,892	$2.84	to	$1.67	$6,889	0.76%	1.00%	to	2.05%	29.65%		to	28.30%
2012	3,852	$2.19	to	$1.30	$7,121	1.06%	1.00%	to	2.05%	14.98%		to	13.77%
2011	4,737	$1.91	to	$1.14	$7,728	0.75%	1.00%	to	2.05%	(3.75%)		to	(4.75%)
2010	5,461	$1.98	to	$1.20	$9,408	0.98%	1.00%	to	2.05%	15.76%		to	19.13	%(5)
Fid VIP Gro, Serv Cl 2
2014	171	$2.63	to	$1.76	$427	—	1.00%	to	1.70%	9.91%		to	9.14%
2013	202	$2.39	to	$1.62	$463	0.04%	1.00%	to	1.70%	34.65%		to	33.71%
2012	292	$1.78	to	$1.21	$498	0.34%	1.00%	to	1.70%	13.26%		to	12.47%
2011	330	$1.57	to	$1.08	$501	0.12%	1.00%	to	1.70%	(1.03%)		to	(1.71%)
2010	376	$1.59	to	$1.09	$580	0.03%	1.00%	to	1.70%	22.63%		to	21.77%
Fid VIP Invest Gr, Serv Cl 2
2014	560	$1.14	to	$1.08	$761	1.66%	1.00%	to	2.05%	4.58%		to	3.49%
2013	769	$1.09	to	$1.05	$1,003	1.96%	1.00%	to	2.05%	(3.04%)		to	(4.06%)
2012	916	$1.12	to	$1.09	$1,238	1.97%	1.00%	to	2.05%	4.55%		to	3.46%
2011	1,080	$1.07	to	$1.05	$1,401	2.89%	1.00%	to	2.05%	5.98%		to	4.88%
2010	1,202	$1.01	to	$1.01	$1,476	2.09%	1.00%	to	2.05%	1.20	%(5)	to	0.73	%(5)
Fid VIP Mid Cap, Serv Cl 2
2014	512	$4.04	to	$1.67	$1,719	0.02%	1.00%	to	2.05%	4.98%		to	3.89%
2013	651	$3.85	to	$1.61	$2,123	0.25%	1.00%	to	2.05%	34.52%		to	33.13%
2012	896	$2.86	to	$1.21	$2,197	0.38%	1.00%	to	2.05%	13.42%		to	12.23%
2011	977	$2.52	to	$1.08	$2,133	0.02%	1.00%	to	2.05%	(11.74%)		to	(12.66%)
2010	1,184	$2.86	to	$1.24	$3,045	0.09%	1.00%	to	2.05%	27.29%		to	22.89	%(5)
Fid VIP Overseas, Serv Cl 2
2014	107	$2.48	to	$1.34	$233	0.90%	1.00%	to	2.05%	(9.21%)		to	(10.15%)
2013	159	$2.73	to	$1.49	$378	0.92%	1.00%	to	2.05%	28.87%		to	27.53%
2012	245	$2.12	to	$1.17	$464	1.62%	1.00%	to	2.05%	19.18%		to	17.94%
2011	320	$1.78	to	$0.99	$509	1.16%	1.00%	to	2.05%	(18.16%)		to	(19.02%)
2010	331	$2.17	to	$1.22	$654	1.22%	1.00%	to	2.05%	11.71%		to	22.46	%(5)
FTVIPT Frank Inc, Cl 2
2014	4	$1.44	to	$1.38	$7	4.96%	1.00%	to	2.05%	3.57%		to	2.49%
2013	4	$1.39	to	$1.34	$7	6.35%	1.00%	to	2.05%	12.81%		to	11.63%
2012	4	$1.24	to	$1.20	$6	6.40%	1.00%	to	2.05%	11.52%		to	10.36%
2011	4	$1.11	to	$1.09	$6	5.74%	1.00%	to	2.05%	1.37%		to	0.31%
2010	4	$1.09	to	$1.09	$6	7.03%	1.00%	to	2.05%	9.12	%(5)	to	8.61	%(5)
FTVIPT Frank Mutual Shares, Cl 2
2014	664	$2.39	to	$1.63	$1,522	1.95%	1.00%	to	1.70%	6.06%		to	5.32%
2013	808	$2.25	to	$1.55	$1,754	2.02%	1.00%	to	1.70%	26.99%		to	26.10%
2012	972	$1.78	to	$1.23	$1,665	1.92%	1.00%	to	1.70%	13.10%		to	12.31%
2011	1,323	$1.57	to	$1.09	$2,011	2.30%	1.00%	to	1.70%	(2.03%)		to	(2.70%)
2010	1,803	$1.60	to	$1.12	$2,805	1.60%	1.00%	to	1.70%	10.09%		to	9.32%
FTVIPT Frank Rising Divd, Cl 2
2014	—	$1.74	to	$1.76	$2	1.32%	1.05%	to	1.70%	7.59%		to	6.89%
2013	—	$1.62	to	$1.65	$1	1.57%	1.05%	to	1.70%	28.34%		to	27.50%
2012	—	$1.26	to	$1.29	$1	1.61%	1.05%	to	1.70%	10.79%		to	10.07%
2011	—	$1.14	to	$1.18	$1	1.51%	1.05%	to	1.70%	4.89%		to	4.21%
2010	—	$1.08	to	$1.13	$1	1.60%	1.05%	to	1.70%	19.38%		to	18.61%
FTVIPT Frank Sm Mid Cap Gro, Cl 2
2014	450	$3.07	to	$1.81	$1,332	—	1.00%	to	1.70%	6.40%		to	5.66%
2013	510	$2.89	to	$1.71	$1,418	—	1.00%	to	1.70%	36.78%		to	35.83%
2012	550	$2.11	to	$1.26	$1,123	—	1.00%	to	1.70%	9.75%		to	8.98%
2011	555	$1.92	to	$1.16	$1,028	—	1.00%	to	1.70%	(5.78%)		to	(6.43%)
2010	572	$2.04	to	$1.24	$1,128	—	1.00%	to	1.70%	26.36%		to	25.47%

94	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
FTVIPT Temp Global Bond, Cl 2
2014	168	$1.22	to	$1.17	$317	5.06%	1.00%	to	2.05%	0.82%		to	(0.24%)
2013	229	$1.21	to	$1.17	$430	4.75%	1.00%	to	2.05%	0.62%		to	(0.43%)
2012	315	$1.20	to	$1.17	$588	6.43%	1.00%	to	2.05%	13.92%		to	12.73%
2011	385	$1.06	to	$1.04	$635	5.67%	1.00%	to	2.05%	(1.86%)		to	(2.89%)
2010	409	$1.08	to	$1.07	$689	0.58%	1.00%	to	2.05%	8.27	%(5)	to	7.76	%(5)
FTVIPT Temp Gro, Cl 2
2014	—	$1.59	to	$1.51	$2	1.35%	1.00%	to	2.05%	(3.78%)		to	(4.79%)
2013	—	$1.65	to	$1.59	$2	2.67%	1.00%	to	2.05%	29.52%		to	28.16%
2012	—	$1.27	to	$1.24	$2	2.04%	1.00%	to	2.05%	19.87%		to	18.60%
2011	—	$1.06	to	$1.05	$1	1.26%	1.00%	to	2.05%	(7.90%)		to	(8.86%)
2010	—	$1.15	to	$1.15	$1	1.13%	1.00%	to	2.05%	15.13	%(5)	to	14.59	%(5)
GS VIT Mid Cap Val, Inst
2014	311	$2.00	to	$1.91	$670	0.91%	1.00%	to	2.05%	12.44%		to	11.27%
2013	421	$1.78	to	$1.72	$810	0.70%	1.00%	to	2.05%	31.57%		to	30.20%
2012	639	$1.36	to	$1.32	$936	1.10%	1.00%	to	2.05%	17.29%		to	16.06%
2011	800	$1.16	to	$1.14	$1,005	0.78%	1.00%	to	2.05%	(7.31%)		to	(8.28%)
2010	845	$1.25	to	$1.24	$1,149	0.48%	1.00%	to	2.05%	23.57	%(5)	to	22.98	%(5)
GS VIT U.S. Eq Insights, Inst
2014	—	$2.15	to	$2.05	$2	1.46%	1.00%	to	2.05%	15.21%		to	14.00%
2013	—	$1.87	to	$1.80	$2	1.18%	1.00%	to	2.05%	36.15%		to	34.73%
2012	—	$1.37	to	$1.34	$1	1.86%	1.00%	to	2.05%	13.31%		to	12.13%
2011	—	$1.21	to	$1.19	$1	1.79%	1.00%	to	2.05%	3.01%		to	1.93%
2010	—	$1.18	to	$1.17	$1	1.85%	1.00%	to	2.05%	16.51	%(5)	to	15.96	%(5)
Invesco VI Am Fran, Ser II
2014	—	$1.43	to	$1.39	$4	—	1.00%	to	2.05%	7.09%		to	5.97%
2013	—	$1.34	to	$1.31	$3	0.25%	1.00%	to	2.05%	38.41%		to	36.96%
2012	—	$0.97	to	$0.96	$2	—	1.00%	to	2.05%	(3.34	%)(7)	to	(4.02	%)(7)
Invesco VI Comstock, Ser II
2014	942	$1.95	to	$1.86	$1,636	1.04%	1.00%	to	2.05%	8.02%		to	6.88%
2013	1,321	$1.81	to	$1.74	$2,134	1.31%	1.00%	to	2.05%	34.30%		to	32.90%
2012	2,142	$1.35	to	$1.31	$2,591	1.44%	1.00%	to	2.05%	17.73%		to	16.50%
2011	2,783	$1.14	to	$1.13	$2,872	1.35%	1.00%	to	2.05%	(3.08%)		to	(4.09%)
2010	2,990	$1.18	to	$1.17	$3,194	0.17%	1.00%	to	2.05%	17.23	%(5)	to	16.67	%(5)
Invesco VI Global Hlth, Ser II
2014	—	$2.24	to	$2.14	$3	—	1.00%	to	2.05%	18.19%		to	16.96%
2013	—	$1.90	to	$1.83	$2	0.55%	1.00%	to	2.05%	38.77%		to	37.33%
2012	—	$1.37	to	$1.33	$2	—	1.00%	to	2.05%	19.40%		to	18.15%
2011	11	$1.14	to	$1.13	$12	—	1.00%	to	2.05%	2.69%		to	1.62%
2010	11	$1.11	to	$1.11	$11	—	1.00%	to	2.05%	10.85	%(5)	to	10.33	%(5)
Invesco VI Intl Gro, Ser II
2014	25	$1.43	to	$1.36	$29	0.96%	1.00%	to	2.05%	(0.91%)		to	(1.94%)
2013	44	$1.44	to	$1.39	$51	1.01%	1.00%	to	2.05%	17.54%		to	16.31%
2012	47	$1.23	to	$1.19	$46	1.29%	1.00%	to	2.05%	14.11%		to	12.91%
2011	47	$1.07	to	$1.06	$40	1.19%	1.00%	to	2.05%	(7.92%)		to	(8.88%)
2010	59	$1.17	to	$1.16	$55	0.11%	1.00%	to	2.05%	16.32	%(5)	to	15.77	%(5)
Invesco VI Mid Cap Core Eq, Ser II
2014	19	$1.61	to	$1.64	$32	—	1.05%	to	1.70%	3.09%		to	2.41%
2013	36	$1.56	to	$1.60	$59	0.51%	1.05%	to	1.70%	27.13%		to	26.31%
2012	42	$1.23	to	$1.27	$56	—	1.05%	to	1.70%	9.46%		to	8.75%
2011	69	$1.12	to	$1.17	$83	0.09%	1.05%	to	1.70%	(7.48%)		to	(8.08%)
2010	70	$1.21	to	$1.27	$92	0.34%	1.05%	to	1.70%	12.59%		to	11.86%
Invesco VI Mid Cap Gro, Ser II
2014	52	$1.41	to	$1.37	$75	—	1.00%	to	2.05%	6.62%		to	5.51%
2013	53	$1.32	to	$1.30	$71	0.21%	1.00%	to	2.05%	35.25%		to	33.84%
2012	63	$0.98	to	$0.97	$63	—	1.00%	to	2.05%	(2.40	%)(7)	to	(3.09	%)(7)

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	95

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Val Opp, Ser II
2014	140	$2.14	to	$1.28	$259	1.04%	1.00%	to	1.70%	5.33%		to	4.59%
2013	244	$2.03	to	$1.23	$416	1.15%	1.00%	to	1.70%	31.95%		to	31.02%
2012	329	$1.54	to	$0.94	$435	1.09%	1.00%	to	1.70%	16.48%		to	15.67%
2011	514	$1.32	to	$0.81	$589	0.64%	1.00%	to	1.70%	(4.35%)		to	(5.02%)
2010	618	$1.38	to	$0.85	$753	0.36%	1.00%	to	1.70%	5.88%		to	5.14%
Janus Aspen Janus, Serv
2014	27	$1.84	to	$1.76	$42	0.23%	1.00%	to	2.05%	11.61%		to	10.45%
2013	29	$1.65	to	$1.59	$40	0.62%	1.00%	to	2.05%	28.71%		to	27.35%
2012	41	$1.28	to	$1.25	$44	0.43%	1.00%	to	2.05%	17.10%		to	15.88%
2011	43	$1.10	to	$1.08	$39	0.42%	1.00%	to	2.05%	(6.47%)		to	(7.46%)
2010	64	$1.17	to	$1.17	$62	0.01%	1.00%	to	2.05%	16.72	%(5)	to	16.17	%(5)
MFS Inv Gro Stock, Serv Cl
2014	74	$2.54	to	$1.80	$186	0.29%	1.00%	to	1.70%	10.01%		to	9.23%
2013	80	$2.31	to	$1.65	$183	0.42%	1.00%	to	1.70%	28.76%		to	27.87%
2012	82	$1.79	to	$1.29	$145	0.23%	1.00%	to	1.70%	15.52%		to	14.72%
2011	99	$1.55	to	$1.12	$152	0.27%	1.00%	to	1.70%	(0.63%)		to	(1.32%)
2010	194	$1.56	to	$1.14	$298	0.29%	1.00%	to	1.70%	11.04%		to	10.27%
MFS New Dis, Serv Cl
2014	76	$3.07	to	$2.02	$227	—	1.00%	to	1.70%	(8.42%)		to	(9.06%)
2013	107	$3.36	to	$2.22	$353	—	1.00%	to	1.70%	39.81%		to	38.84%
2012	129	$2.40	to	$1.60	$299	—	1.00%	to	1.70%	19.69%		to	18.85%
2011	141	$2.01	to	$1.34	$273	—	1.00%	to	1.70%	(11.38%)		to	(12.00%)
2010	186	$2.26	to	$1.53	$407	—	1.00%	to	1.70%	34.59%		to	33.65%
MFS Total Return, Serv Cl
2014	976	$2.02	to	$1.45	$1,903	1.71%	1.00%	to	2.05%	7.16%		to	6.03%
2013	1,006	$1.89	to	$1.37	$1,834	1.66%	1.00%	to	2.05%	17.56%		to	16.33%
2012	1,064	$1.60	to	$1.18	$1,655	2.33%	1.00%	to	2.05%	9.83%		to	8.67%
2011	1,421	$1.46	to	$1.09	$2,020	2.33%	1.00%	to	2.05%	0.58%		to	(0.47%)
2010	1,891	$1.45	to	$1.09	$2,683	2.57%	1.00%	to	2.05%	8.54%		to	8.86	%(5)
MFS Utilities, Serv Cl
2014	31	$4.62	to	$1.75	$115	1.77%	1.00%	to	2.05%	11.35%		to	10.19%
2013	36	$4.15	to	$1.59	$125	2.11%	1.00%	to	2.05%	19.02%		to	17.78%
2012	37	$3.49	to	$1.35	$109	5.98%	1.00%	to	2.05%	12.08%		to	10.91%
2011	56	$3.11	to	$1.22	$148	2.95%	1.00%	to	2.05%	5.45%		to	4.35%
2010	66	$2.95	to	$1.17	$180	2.90%	1.00%	to	2.05%	12.38%		to	15.57	%(5)
MS UIF Global Real Est, Cl II
2014	57	$1.59	to	$1.52	$58	0.73%	1.00%	to	2.05%	12.72%		to	11.54%
2013	57	$1.41	to	$1.36	$52	3.59%	1.00%	to	2.05%	1.61%		to	0.55%
2012	58	$1.39	to	$1.35	$53	0.55%	1.00%	to	2.05%	28.65%		to	27.30%
2011	60	$1.08	to	$1.06	$42	3.39%	1.00%	to	2.05%	(11.04%)		to	(11.97%)
2010	19	$1.21	to	$1.21	$16	0.63%	1.00%	to	2.05%	19.80	%(5)	to	19.24	%(5)
MS UIF Mid Cap Gro, Cl II
2014	—	$1.71	to	$1.63	$2	—	1.00%	to	2.05%	0.83%		to	(0.23%)
2013	—	$1.69	to	$1.63	$2	0.24%	1.00%	to	2.05%	36.11%		to	34.70%
2012	—	$1.24	to	$1.21	$2	—	1.00%	to	2.05%	7.41%		to	6.29%
2011	—	$1.16	to	$1.14	$2	0.24%	1.00%	to	2.05%	(8.10%)		to	(9.06%)
2010	—	$1.26	to	$1.26	$2	—	1.00%	to	2.05%	25.72	%(5)	to	25.13	%(5)
MS UIF U.S. Real Est, Cl II
2014	15	$1.56	to	$1.96	$31	1.27%	1.05%	to	1.70%	28.07%		to	27.24%
2013	27	$1.22	to	$1.54	$44	0.81%	1.05%	to	1.70%	0.69%		to	0.04%
2012	30	$1.21	to	$1.54	$49	0.57%	1.05%	to	1.70%	14.41%		to	13.66%
2011	36	$1.05	to	$1.35	$51	0.53%	1.05%	to	1.70%	4.56%		to	3.89%
2010	38	$1.01	to	$1.30	$51	1.95%	1.05%	to	1.70%	28.17%		to	27.35%

96	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Cap Appr VA, Serv
2014	1,270	$2.39	to	$1.83	$2,736	0.18%	1.00%	to	2.05%	13.98%		to	12.79%
2013	1,536	$2.10	to	$1.62	$2,897	0.74%	1.00%	to	2.05%	28.14%		to	26.80%
2012	1,811	$1.64	to	$1.28	$2,654	0.38%	1.00%	to	2.05%	12.67%		to	11.49%
2011	2,156	$1.45	to	$1.15	$2,829	0.11%	1.00%	to	2.05%	(2.35%)		to	(3.37%)
2010	2,463	$1.49	to	$1.19	$3,342	—	1.00%	to	2.05%	8.06%		to	18.13	%(5)
Oppen Global VA, Serv
2014	142	$3.23	to	$1.56	$421	0.86%	1.00%	to	2.05%	1.04%		to	(0.01%)
2013	144	$3.19	to	$1.56	$424	1.14%	1.00%	to	2.05%	25.73%		to	24.41%
2012	176	$2.54	to	$1.25	$416	1.86%	1.00%	to	2.05%	19.74%		to	18.49%
2011	190	$2.12	to	$1.06	$378	1.07%	1.00%	to	2.05%	(9.44%)		to	(10.38%)
2010	247	$2.34	to	$1.18	$546	1.18%	1.00%	to	2.05%	14.55%		to	17.64	%(5)
Oppen Global Strategic Inc VA, Srv
2014	1,244	$1.79	to	$1.14	$2,072	3.94%	1.00%	to	2.05%	1.48%		to	0.42%
2013	1,576	$1.76	to	$1.14	$2,589	4.71%	1.00%	to	2.05%	(1.36%)		to	(2.39%)
2012	1,932	$1.79	to	$1.16	$3,217	5.51%	1.00%	to	2.05%	12.02%		to	10.86%
2011	2,286	$1.59	to	$1.05	$3,400	2.95%	1.00%	to	2.05%	(0.35%)		to	(1.39%)
2010	2,833	$1.60	to	$1.06	$4,273	12.14%	1.00%	to	2.05%	13.63%		to	6.38	%(5)
Oppen Main St Sm Cap VA, Serv
2014	468	$3.82	to	$2.03	$1,526	0.62%	1.00%	to	2.05%	10.54%		to	9.39%
2013	530	$3.46	to	$1.85	$1,583	0.70%	1.00%	to	2.05%	39.22%		to	37.77%
2012	627	$2.49	to	$1.35	$1,317	0.32%	1.00%	to	2.05%	16.50%		to	15.28%
2011	709	$2.13	to	$1.17	$1,305	0.41%	1.00%	to	2.05%	(3.35%)		to	(4.36%)
2010	863	$2.21	to	$1.22	$1,686	0.43%	1.00%	to	2.05%	21.83%		to	21.25	%(5)
PIMCO VIT All Asset, Advisor Cl
2014	34	$1.20	to	$1.15	$44	5.14%	1.00%	to	2.05%	(0.54%)		to	(1.59%)
2013	33	$1.21	to	$1.16	$44	3.89%	1.00%	to	2.05%	(0.89%)		to	(1.92%)
2012	82	$1.22	to	$1.19	$108	4.83%	1.00%	to	2.05%	13.67%		to	12.47%
2011	86	$1.07	to	$1.06	$99	7.38%	1.00%	to	2.05%	0.91%		to	(0.13%)
2010	98	$1.06	to	$1.06	$113	4.47%	1.00%	to	2.05%	6.44	%(5)	to	5.94	%(5)
Put VT Global Hlth Care, Cl IB
2014	—	$2.28	to	$2.37	$1	8.91%	1.05%	to	1.70%	26.31%		to	25.49%
2013	—	$1.81	to	$1.89	$1	1.08%	1.05%	to	1.70%	40.18%		to	39.28%
2012	—	$1.29	to	$1.35	$1	1.25%	1.05%	to	1.70%	20.98%		to	20.20%
2011	—	$1.07	to	$1.13	$1	3.47%	1.05%	to	1.70%	(2.21%)		to	(2.85%)
2010	—	$1.09	to	$1.16	$1	1.89%	1.05%	to	1.70%	1.40%		to	0.74%
Put VT Intl Eq, Cl IB
2014	5	$2.10	to	$1.28	$11	1.01%	1.00%	to	1.70%	(7.70%)		to	(8.35%)
2013	7	$2.27	to	$1.40	$16	1.39%	1.00%	to	1.70%	26.80%		to	25.91%
2012	9	$1.79	to	$1.11	$16	2.16%	1.00%	to	1.70%	20.70%		to	19.86%
2011	9	$1.48	to	$0.93	$14	3.33%	1.00%	to	1.70%	(17.76%)		to	(18.33%)
2010	41	$1.80	to	$1.14	$72	3.74%	1.00%	to	1.70%	8.93%		to	8.18%
Put VT Multi-Cap Gro, Cl IB
2014	2	$1.86	to	$1.81	$5	0.20%	1.00%	to	1.70%	12.36%		to	11.58%
2013	13	$1.66	to	$1.62	$23	0.49%	1.00%	to	1.70%	35.08%		to	34.14%
2012	13	$1.23	to	$1.21	$17	0.23%	1.00%	to	1.70%	15.59%		to	14.79%
2011	13	$1.06	to	$1.05	$15	0.25%	1.00%	to	1.70%	(6.02%)		to	(6.68%)
2010	23	$1.13	to	$1.13	$26	—	1.00%	to	1.70%	13.01	%(6)	to	12.80	%(6)
Put VT Sm Cap Val, Cl IB
2014	32	$1.47	to	$1.58	$53	24.89%	1.05%	to	1.70%	2.35%		to	1.69%
2013	42	$1.43	to	$1.56	$68	0.89%	1.05%	to	1.70%	38.14%		to	37.25%
2012	63	$1.04	to	$1.13	$72	0.44%	1.05%	to	1.70%	16.26%		to	15.51%
2011	67	$0.89	to	$0.98	$66	0.50%	1.05%	to	1.70%	(5.72%)		to	(6.33%)
2010	72	$0.95	to	$1.05	$76	0.29%	1.05%	to	1.70%	24.66%		to	23.86%

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	97

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2014	374	$1.57	to	$1.50	$559	—	1.00%	to	2.05%	4.48%		to	3.39%
2013	378	$1.51	to	$1.45	$543	—	1.00%	to	2.05%	19.54%		to	18.29%
2012	381	$1.26	to	$1.23	$461	—	1.00%	to	2.05%	12.58%		to	11.40%
2011	386	$1.12	to	$1.10	$416	—	1.00%	to	2.05%	(4.06%)		to	(5.06%)
2010	598	$1.17	to	$1.16	$672	—	1.00%	to	2.05%	16.59	%(5)	to	16.04	%(5)
VP Aggr, Cl 4
2014	4,259	$1.57	to	$1.50	$6,360	—	1.00%	to	2.05%	4.47%		to	3.38%
2013	6,189	$1.51	to	$1.45	$8,874	—	1.00%	to	2.05%	19.51%		to	18.26%
2012	7,397	$1.26	to	$1.23	$8,904	—	1.00%	to	2.05%	12.56%		to	11.38%
2011	8,804	$1.12	to	$1.10	$9,441	—	1.00%	to	2.05%	(3.88%)		to	(4.88%)
2010	10,578	$1.17	to	$1.16	$11,834	—	1.00%	to	2.05%	16.59	%(5)	to	16.04	%(5)
VP BR Gl Infl Prot Sec, Cl 3
2014	90	$1.17	to	$1.11	$125	—	1.00%	to	2.05%	7.52%		to	6.39%
2013	103	$1.09	to	$1.05	$133	—	1.00%	to	2.05%	(6.41%)		to	(7.40%)
2012	155	$1.16	to	$1.13	$211	4.31%	1.00%	to	2.05%	4.55%		to	3.47%
2011	165	$1.11	to	$1.09	$215	7.37%	1.00%	to	2.05%	8.94%		to	7.80%
2010	191	$1.02	to	$1.01	$228	0.30%	1.00%	to	2.05%	1.79	%(5)	to	1.31	%(5)
VP Conserv, Cl 2
2014	238	$1.20	to	$1.15	$282	—	1.00%	to	2.05%	3.21%		to	2.13%
2013	292	$1.16	to	$1.12	$335	—	1.00%	to	2.05%	2.16%		to	1.08%
2012	783	$1.14	to	$1.11	$882	—	1.00%	to	2.05%	6.21%		to	5.09%
2011	448	$1.07	to	$1.06	$477	—	1.00%	to	2.05%	2.21%		to	1.15%
2010	319	$1.05	to	$1.04	$333	—	1.00%	to	2.05%	4.94	%(5)	to	4.44	%(5)
VP Conserv, Cl 4
2014	1,570	$1.20	to	$1.15	$1,850	—	1.00%	to	2.05%	3.30%		to	2.22%
2013	2,943	$1.16	to	$1.12	$3,369	—	1.00%	to	2.05%	2.07%		to	1.00%
2012	3,607	$1.14	to	$1.11	$4,056	—	1.00%	to	2.05%	6.21%		to	5.09%
2011	3,908	$1.07	to	$1.06	$4,148	—	1.00%	to	2.05%	2.21%		to	1.15%
2010	3,945	$1.05	to	$1.05	$4,110	—	1.00%	to	2.05%	5.04	%(5)	to	4.55	%(5)
VP Mod, Cl 2
2014	4,788	$1.39	to	$1.32	$6,394	—	1.00%	to	2.05%	4.02%		to	2.93%
2013	5,099	$1.33	to	$1.28	$6,580	—	1.00%	to	2.05%	10.25%		to	9.10%
2012	5,592	$1.21	to	$1.18	$6,580	—	1.00%	to	2.05%	9.77%		to	8.61%
2011	5,663	$1.10	to	$1.08	$6,101	—	1.00%	to	2.05%	(0.72%)		to	(1.76%)
2010	4,784	$1.11	to	$1.10	$5,220	—	1.00%	to	2.05%	10.83	%(5)	to	10.30	%(5)
VP Mod, Cl 4
2014	15,261	$1.39	to	$1.32	$20,534	—	1.00%	to	2.05%	4.01%		to	2.93%
2013	20,606	$1.33	to	$1.29	$26,757	—	1.00%	to	2.05%	10.32%		to	9.17%
2012	23,774	$1.21	to	$1.18	$28,087	—	1.00%	to	2.05%	9.76%		to	8.61%
2011	26,223	$1.10	to	$1.08	$28,315	—	1.00%	to	2.05%	(0.63%)		to	(1.67%)
2010	26,510	$1.11	to	$1.10	$28,907	—	1.00%	to	2.05%	10.83	%(5)	to	10.30	%(5)
VP Mod Aggr, Cl 2
2014	3,797	$1.48	to	$1.41	$5,350	—	1.00%	to	2.05%	4.11%		to	3.02%
2013	3,862	$1.42	to	$1.37	$5,255	—	1.00%	to	2.05%	14.92%		to	13.72%
2012	3,804	$1.23	to	$1.20	$4,529	—	1.00%	to	2.05%	11.13%		to	9.96%
2011	4,000	$1.11	to	$1.09	$4,309	—	1.00%	to	2.05%	(2.40%)		to	(3.42%)
2010	3,015	$1.14	to	$1.13	$3,351	—	1.00%	to	2.05%	13.67	%(5)	to	13.13	%(5)
VP Mod Aggr, Cl 4
2014	9,567	$1.48	to	$1.41	$13,608	—	1.00%	to	2.05%	4.17%		to	3.08%
2013	14,569	$1.42	to	$1.37	$19,937	—	1.00%	to	2.05%	14.90%		to	13.70%
2012	18,996	$1.23	to	$1.20	$22,701	—	1.00%	to	2.05%	11.10%		to	9.93%
2011	21,051	$1.11	to	$1.09	$22,724	—	1.00%	to	2.05%	(2.31%)		to	(3.33%)
2010	22,200	$1.14	to	$1.13	$24,626	—	1.00%	to	2.05%	13.66	%(5)	to	13.12	%(5)

98	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 2
2014	1,137	$1.29	to	$1.23	$1,440	—	1.00%	to	2.05%	3.74%		to	2.65%
2013	1,892	$1.24	to	$1.20	$2,299	—	1.00%	to	2.05%	6.07%		to	4.95%
2012	1,769	$1.17	to	$1.14	$2,033	—	1.00%	to	2.05%	7.67%		to	6.54%
2011	1,814	$1.09	to	$1.07	$1,946	—	1.00%	to	2.05%	0.85%		to	(0.20%)
2010	1,247	$1.08	to	$1.07	$1,335	—	1.00%	to	2.05%	7.76	%(5)	to	7.24	%(5)
VP Mod Conserv, Cl 4
2014	1,835	$1.29	to	$1.23	$2,314	—	1.00%	to	2.05%	3.72%		to	2.64%
2013	2,573	$1.24	to	$1.20	$3,137	—	1.00%	to	2.05%	6.05%		to	4.94%
2012	2,808	$1.17	to	$1.14	$3,231	—	1.00%	to	2.05%	7.75%		to	6.61%
2011	3,144	$1.09	to	$1.07	$3,373	—	1.00%	to	2.05%	0.94%		to	(0.11%)
2010	3,995	$1.08	to	$1.07	$4,267	—	1.00%	to	2.05%	7.75	%(5)	to	7.24	%(5)
VP Ptnrs Sm Cap Val, Cl 3
2014	328	$3.38	to	$1.69	$698	—	1.00%	to	2.05%	1.05%		to	(0.01%)
2013	410	$3.35	to	$1.69	$902	—	1.00%	to	2.05%	33.47%		to	32.07%
2012	631	$2.51	to	$1.28	$1,092	—	1.00%	to	2.05%	12.38%		to	11.20%
2011	780	$2.23	to	$1.15	$1,255	—	1.00%	to	2.05%	(5.40%)		to	(6.39%)
2010	803	$2.36	to	$1.23	$1,386	—	1.00%	to	2.05%	23.20%		to	22.62	%(5)
VP Sit Divd Gro, Cl 3
2014	76	$1.72	to	$1.64	$93	—	1.00%	to	2.05%	10.65%		to	9.49%
2013	78	$1.55	to	$1.49	$87	—	1.00%	to	2.05%	27.13%		to	25.80%
2012	91	$1.22	to	$1.19	$81	—	1.00%	to	2.05%	9.59%		to	8.44%
2011	92	$1.11	to	$1.10	$75	—	1.00%	to	2.05%	(4.46%)		to	(5.46%)
2010	75	$1.16	to	$1.16	$65	—	1.00%	to	2.05%	16.45	%(5)	to	15.90	%(5)
VP Vty Estb Val, Cl 3
2014	22	$1.97	to	$1.88	$43	—	1.00%	to	2.05%	10.92%		to	9.76%
2013	30	$1.78	to	$1.71	$54	—	1.00%	to	2.05%	34.52%		to	33.12%
2012	30	$1.32	to	$1.29	$40	—	1.00%	to	2.05%	15.85%		to	14.64%
2011	30	$1.14	to	$1.12	$35	—	1.00%	to	2.05%	(7.37%)		to	(8.33%)
2010	—	$1.23	to	$1.22	$1	—	1.00%	to	2.05%	22.98	%(5)	to	22.40	%(5)
Wanger Intl
2014	276	$1.42	to	$1.36	$624	1.36%	1.00%	to	2.05%	(5.35%)		to	(6.34%)
2013	350	$1.50	to	$1.45	$839	2.53%	1.00%	to	2.05%	21.15%		to	19.88%
2012	507	$1.24	to	$1.21	$1,005	1.16%	1.00%	to	2.05%	20.36%		to	19.09%
2011	641	$1.03	to	$1.01	$1,061	4.79%	1.00%	to	2.05%	(15.47%)		to	(16.36%)
2010	631	$1.22	to	$1.21	$1,239	1.65%	1.00%	to	2.05%	21.78	%(5)	to	21.20	%(5)
Wanger USA
2014	194	$2.01	to	$1.92	$382	0.00%	1.00%	to	2.05%	3.75%		to	2.66%
2013	257	$1.94	to	$1.87	$490	0.14%	1.00%	to	2.05%	32.43%		to	31.04%
2012	431	$1.46	to	$1.42	$624	0.30%	1.00%	to	2.05%	18.83%		to	17.58%
2011	547	$1.23	to	$1.21	$668	—	1.00%	to	2.05%	(4.45%)		to	(5.45%)
2010	612	$1.29	to	$1.28	$786	—	1.00%	to	2.05%	28.07	%(5)	to	27.46	%(5)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on July 19, 2010.
(6)	New subaccount operations commenced on Sept. 24, 2010.
(7)	New subaccount operations commenced on April 27, 2012.
(8)	New subaccount operations commenced on April 26, 2013.
(9)	New subaccount operations commenced on Nov. 18, 2013.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	99

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.84	$1.51	$1.35	$1.78	$1.51	$1.00	$1.92	$1.62	$1.51	$1.47
Accumulation unit value at end of period	$1.91	$1.84	$1.51	$1.35	$1.78	$1.51	$1.00	$1.92	$1.62	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	5	7	7	7	7	7	7	7	8	8
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.38	$1.79	$1.54	$1.46	$1.31	$1.10	$1.87	$1.81	$1.56	$1.51
Accumulation unit value at end of period	$2.57	$2.38	$1.79	$1.54	$1.46	$1.31	$1.10	$1.87	$1.81	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1
AB VPS International Value Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.07	$0.95	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.30	$1.07	$0.95	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.34	$1.16	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.72	$1.34	$1.16	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.37	$1.22	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.86	$1.37	$1.22	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.31	$1.16	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.71	$1.31	$1.16	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$1.54	$1.30	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.30	$2.24	$1.54	$1.30	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01	$0.99
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	7	7	5	5	5	96	111	1	1
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.39	$1.44	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09	$1.05	$1.04
Accumulation unit value at end of period	$1.45	$1.39	$1.44	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5	5	8	7	7	7	8	8	65	65
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.91	$2.32	$2.05	$2.18	$1.89	$1.50	$2.54	$2.37	$2.00	$1.78
Accumulation unit value at end of period	$3.16	$2.91	$2.32	$2.05	$2.18	$1.89	$1.50	$2.54	$2.37	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	2	11	11	12	82	82
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.14	$0.95	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.21	$1.04	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.46	$1.21	$1.04	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.06	$1.60	$1.34	$1.40	$1.21	$0.89	$1.62	$1.59	$1.44	$1.34
Accumulation unit value at end of period	$2.33	$2.06	$1.60	$1.34	$1.40	$1.21	$0.89	$1.62	$1.59	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

100	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	$1.00	—
Accumulation unit value at end of period	$1.60	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.33	$1.20	$1.24	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.78	$1.33	$1.20	$1.24	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.01	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.41	$1.18	$1.01	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.36	$1.81	$1.58	$1.57	$1.39	$1.11	$1.78	$1.72	$1.50	$1.45
Accumulation unit value at end of period	$2.65	$2.36	$1.81	$1.58	$1.57	$1.39	$1.11	$1.78	$1.72	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1	4	5	5	5	5	5	5	53	55
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.17	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.72	$1.29	$1.17	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00	$0.99
Accumulation unit value at end of period	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	4	4	3	102	9	9	10
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.06	$1.10	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.78	$0.94	$1.06	$1.10	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.00	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.42	$1.22	$1.00	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.02	$0.92	$1.14	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.24	$1.02	$0.92	$1.14	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.16	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.84	$2.19	$1.91	$1.98	$1.71	$1.28	$2.25	$1.94	$1.75	$1.52
Accumulation unit value at end of period	$3.14	$2.84	$2.19	$1.91	$1.98	$1.71	$1.28	$2.25	$1.94	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	55	59	63	65	68	71	78	115	173	185
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.07	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.09	$1.12	$1.07	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	101

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.85	$2.86	$2.52	$2.86	$2.24	$1.62	$2.71	$2.38	$2.14	$1.83
Accumulation unit value at end of period	$4.04	$3.85	$2.86	$2.52	$2.86	$2.24	$1.62	$2.71	$2.38	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	5	18	20	20	21	21	21	49	52	71
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.73	$2.12	$1.78	$2.17	$1.95	$1.56	$2.81	$2.42	$2.08	$1.77
Accumulation unit value at end of period	$2.48	$2.73	$2.12	$1.78	$2.17	$1.95	$1.56	$2.81	$2.42	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	1	4	4	6	6	6	7	36	70	71
FTVIPT Franklin Income VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.11	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.39	$1.24	$1.11	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.20	$1.06	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.21	$1.20	$1.06	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Growth VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.27	$1.06	$1.15	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.65	$1.27	$1.06	$1.15	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.36	$1.16	$1.25	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.78	$1.36	$1.16	$1.25	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.37	$1.21	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.15	$1.87	$1.37	$1.21	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.35	$1.14	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.81	$1.35	$1.14	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.37	$1.14	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.24	$1.90	$1.37	$1.14	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.07	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.44	$1.23	$1.07	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.28	$1.10	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.65	$1.28	$1.10	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.89	$1.60	$1.46	$1.45	$1.34	$1.15	$1.49	$1.45	$1.31	$1.29
Accumulation unit value at end of period	$2.02	$1.89	$1.60	$1.46	$1.45	$1.34	$1.15	$1.49	$1.45	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	17	19	21	22	23	24	25	26	26	27
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.15	$3.49	$3.11	$2.95	$2.63	$2.00	$3.24	$2.57	$1.98	$1.72
Accumulation unit value at end of period	$4.62	$4.15	$3.49	$3.11	$2.95	$2.63	$2.00	$3.24	$2.57	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	24	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.39	$1.08	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.41	$1.39	$1.08	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.24	$1.16	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.69	$1.24	$1.16	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

102	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.10	$1.64	$1.45	$1.49	$1.38	$0.96	$1.79	$1.59	$1.49	$1.44
Accumulation unit value at end of period	$2.39	$2.10	$1.64	$1.45	$1.49	$1.38	$0.96	$1.79	$1.59	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	8	30	31	32	33	33	33	31	69	69
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.19	$2.54	$2.12	$2.34	$2.04	$1.48	$2.51	$2.39	$2.06	$1.82
Accumulation unit value at end of period	$3.23	$3.19	$2.54	$2.12	$2.34	$2.04	$1.48	$2.51	$2.39	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	1	1	1
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.76	$1.79	$1.59	$1.60	$1.41	$1.20	$1.42	$1.31	$1.23	$1.21
Accumulation unit value at end of period	$1.79	$1.76	$1.79	$1.59	$1.60	$1.41	$1.20	$1.42	$1.31	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	61	89	92	95	98	100	103	168	182	214
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.46	$2.49	$2.13	$2.21	$1.81	$1.34	$2.18	$2.23	$1.97	$1.81
Accumulation unit value at end of period	$3.82	$3.46	$2.49	$2.13	$2.21	$1.81	$1.34	$2.18	$2.23	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	11	11	11	12	13
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.07	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.21	$1.22	$1.07	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.26	$1.12	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.51	$1.26	$1.12	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	83	84	85	86	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.26	$1.12	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.51	$1.26	$1.12	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.09	$1.16	$1.11	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	37	37	38	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.10	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.33	$1.21	$1.10	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	348	371	395	423	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.10	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.33	$1.21	$1.10	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.23	$1.11	$1.14	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.23	$1.11	$1.14	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	254	255	255	265	277	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.23	$1.11	$1.14	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.23	$1.11	$1.14	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.09	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.24	$1.17	$1.09	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	461	466	470	475	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.09	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.24	$1.17	$1.09	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.35	$2.51	$2.23	$2.36	$1.91	$1.42	$2.09	$2.22	$1.86	$1.78
Accumulation unit value at end of period	$3.38	$3.35	$2.51	$2.23	$2.36	$1.91	$1.42	$2.09	$2.22	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	2	2	3	3	3

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	103

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.78	$1.32	$1.14	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.24	$1.03	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.50	$1.24	$1.03	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger USA (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.46	$1.23	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.94	$1.46	$1.23	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.15	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.83	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5	4	5	5	4	346	426	212	75
American Century VP Inflation Protection, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.44	$1.19	$0.99	$1.14	$1.02	$0.77	$1.42	$1.21	$1.00
Accumulation unit value at end of period	$1.34	$1.44	$1.19	$0.99	$1.14	$1.02	$0.77	$1.42	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.70	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.66	$1.22	$1.09	$1.09	$0.95	$0.71	$1.24	$1.03	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.22	$1.09	$1.09	$0.95	$0.71	$1.24	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	207
American Century VP Value, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.53	$1.18	$1.04	$1.04	$0.93	$0.78	$1.08	$1.15	$1.00
Accumulation unit value at end of period	$1.71	$1.53	$1.18	$1.04	$1.04	$0.93	$0.78	$1.08	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	$1.00	—
Accumulation unit value at end of period	$1.89	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	337	374	412	450	212	81	91	1
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.33	$1.38	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	5	5	958	827	654	195

104	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.38	$1.10	$0.97	$1.03	$0.90	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.50	$1.38	$1.10	$0.97	$1.03	$0.90	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	8	978	817	424	205
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.60	$1.34	$1.72	$1.45	$0.84	$1.84	$1.34	$1.00
Accumulation unit value at end of period	$1.50	$1.56	$1.60	$1.34	$1.72	$1.45	$0.84	$1.84	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	1	157	225	106	66
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.64	$1.43	$1.37	$1.22	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.77	$1.72	$1.64	$1.43	$1.37	$1.22	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	4
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.44	$1.37	$1.22	$0.87	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.74	$1.70	$1.63	$1.44	$1.37	$1.22	$0.87	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	4	4	496	293	216	81
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.35	$1.11	$0.96	$1.10	$0.98	$0.78	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.35	$1.11	$0.96	$1.10	$0.98	$0.78	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.45	$1.12	$0.94	$0.99	$0.85	$0.63	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.45	$1.12	$0.94	$0.99	$0.85	$0.63	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	377	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,643	394	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	$1.00	—
Accumulation unit value at end of period	$1.58	$1.46	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	8	955	654	358	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.96	$1.03	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.66	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.47	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.20	$1.05	$1.04	$0.92	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.75	$1.56	$1.20	$1.05	$1.04	$0.92	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	105

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.58	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.74	$1.58	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (6/19/2006)
Accumulation unit value at beginning of period	$1.62	$1.22	$1.11	$1.19	$0.95	$0.77	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.65	$1.62	$1.22	$1.11	$1.19	$0.95	$0.77	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	5	613	439	300	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	129	45	55	5
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.73	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.60	$0.73	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.65	$1.24	$1.05	$1.06	$0.84	$0.63	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.83	$1.65	$1.24	$1.05	$1.06	$0.84	$0.63	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.95	$1.48	$1.30	$1.43	$1.11	$0.72	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$2.05	$1.95	$1.48	$1.30	$1.43	$1.11	$0.72	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	42
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.37	$1.25	$1.17	$1.02	$0.85	$1.22	$1.15	$1.00
Accumulation unit value at end of period	$1.74	$1.63	$1.37	$1.25	$1.17	$1.02	$0.85	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	$1.00	—
Accumulation unit value at end of period	$0.96	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.07	$0.88	$0.79	$0.98	$0.95	$0.74	$1.19	$1.16	$1.00
Accumulation unit value at end of period	$0.96	$1.07	$0.88	$0.79	$0.98	$0.95	$0.74	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.21	$1.22	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	347	230	155	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.61	$1.25	$1.08	$1.13	$0.97	$0.73	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.25	$1.08	$1.13	$0.97	$0.73	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	56	57	240	567	438	409
Fidelity® VIP Growth Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.65	$1.23	$1.08	$1.10	$0.89	$0.71	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.81	$1.65	$1.23	$1.08	$1.10	$0.89	$0.71	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.34	$1.38	$1.32	$1.25	$1.17	$1.03	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.38	$1.32	$1.25	$1.17	$1.03	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	44	46	48	50	52	425	359	301	21
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.16	$1.31	$1.03	$0.74	$1.25	$1.09	$1.00
Accumulation unit value at end of period	$1.85	$1.76	$1.31	$1.16	$1.31	$1.03	$0.74	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	2	236	310	155	68
Fidelity® VIP Overseas Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	21
FTVIPT Franklin Income VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.53	$1.35	$1.21	$1.20	$1.07	$0.80	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.58	$1.53	$1.35	$1.21	$1.20	$1.07	$0.80	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.41	$1.11	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.49	$1.41	$1.11	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	131

106	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.62	$1.26	$1.14	$1.08	$0.91	$0.78	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.74	$1.62	$1.26	$1.14	$1.08	$0.91	$0.78	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.74	$1.28	$1.16	$1.23	$0.98	$0.69	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.85	$1.74	$1.28	$1.16	$1.23	$0.98	$0.69	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.84	$1.83	$1.61	$1.64	$1.45	$1.23	$1.17	$1.07	$1.00
Accumulation unit value at end of period	$1.86	$1.84	$1.83	$1.61	$1.64	$1.45	$1.23	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	345	290	255	94
FTVIPT Templeton Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.34	$1.03	$0.86	$0.94	$0.88	$0.68	$1.19	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.34	$1.03	$0.86	$0.94	$0.88	$0.68	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.68	$1.28	$1.09	$1.18	$0.95	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.89	$1.68	$1.28	$1.09	$1.18	$0.95	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	214	245	190	130
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.44	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	3	294	383	238	201
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.91	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	$1.00	—
Accumulation unit value at end of period	$1.12	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	749	329	164	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.23	$1.12	$1.21	$1.08	$0.84	$1.19	$1.10	$1.00
Accumulation unit value at end of period	$1.61	$1.56	$1.23	$1.12	$1.21	$1.08	$0.84	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.23	$0.93	$0.80	$0.84	$0.79	$0.54	$1.14	$1.13	$1.00
Accumulation unit value at end of period	$1.29	$1.23	$0.93	$0.80	$0.84	$0.79	$0.54	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	8	8	820	680	449	—
MFS® Investors Growth Stock Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.14	$1.15	$1.03	$0.75	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.86	$1.69	$1.31	$1.14	$1.15	$1.03	$0.75	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$2.22	$1.59	$1.33	$1.50	$1.12	$0.69	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$2.03	$2.22	$1.59	$1.33	$1.50	$1.12	$0.69	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.11	$1.10	$1.02	$0.87	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.53	$1.43	$1.22	$1.11	$1.10	$1.02	$0.87	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	107

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Utilities Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$1.99	$1.67	$1.49	$1.41	$1.26	$0.96	$1.56	$1.23	$1.00
Accumulation unit value at end of period	$2.21	$1.99	$1.67	$1.49	$1.41	$1.26	$0.96	$1.56	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$1.04	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	188	228	91	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.63	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.22	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.56	$1.22	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1
Oppenheimer Capital Appreciation Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.44	$1.12	$1.00	$1.02	$0.95	$0.66	$1.23	$1.10	$1.00
Accumulation unit value at end of period	$1.64	$1.44	$1.12	$1.00	$1.02	$0.95	$0.66	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.24	$1.04	$1.14	$1.00	$0.72	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.57	$1.56	$1.24	$1.04	$1.14	$1.00	$0.72	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.30	$1.31	$1.15	$0.98	$1.16	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.44	$1.46	$1.30	$1.31	$1.15	$0.98	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	69	70	727	561	443	134
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.71	$1.23	$1.05	$1.09	$0.89	$0.66	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.88	$1.71	$1.23	$1.05	$1.09	$0.89	$0.66	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.31	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	4	4	395	548	429	—
Putnam VT Global Health Care Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.81	$1.29	$1.07	$1.09	$1.07	$0.86	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$2.28	$1.81	$1.29	$1.07	$1.09	$1.07	$0.86	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.22	$0.96	$0.80	$0.97	$0.89	$0.72	$1.30	$1.21	$1.00
Accumulation unit value at end of period	$1.12	$1.22	$0.96	$0.80	$0.97	$0.89	$0.72	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.43	$1.04	$0.89	$0.95	$0.76	$0.58	$0.97	$1.13	$1.00
Accumulation unit value at end of period	$1.47	$1.43	$1.04	$0.89	$0.95	$0.76	$0.58	$0.97	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	98
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	914	1,288	2,082	2,278	2,135	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.26	$1.34	$1.29	$1.18	$1.15	$1.08	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.26	$1.34	$1.29	$1.18	$1.15	$1.08	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	16	673	304	289	164
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

108	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	388	693	606	528	480	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,643	5,194	5,774	5,879	5,198	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,364	1,692	2,337	2,464	2,836	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	303	467	351	489	1,376	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.27	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.70	$1.69	$1.27	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.27	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	10	10	10	1,011	585	342	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.88	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wanger International (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.63	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	240	294	140	86
Wanger USA (6/19/2006)
Accumulation unit value at beginning of period	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.80	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	194	156	105	23
Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	9	10	10	10	10	11	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.21	$1.04	$1.00	$0.89	$0.75	$1.28	$1.24	$1.07	$1.03
Accumulation unit value at end of period	$1.74	$1.61	$1.21	$1.04	$1.00	$0.89	$0.75	$1.28	$1.24	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	10	10	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$0.96	$0.85	$1.07	$1.04	$0.78	$1.69	$1.62	$1.22	$1.05
Accumulation unit value at end of period	$1.08	$1.17	$0.96	$0.85	$1.07	$1.04	$0.78	$1.69	$1.62	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	89	114	232	257	228	248	258	190	198	126

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	109

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.01	$1.01
Accumulation unit value at end of period	$1.32	$1.29	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	112	168	172	203	226	236	216	321	335	241
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.72	$1.42	$1.19	$1.37	$1.23	$0.93	$1.70	$1.46	$1.18	$1.06
Accumulation unit value at end of period	$1.60	$1.72	$1.42	$1.19	$1.37	$1.23	$0.93	$1.70	$1.46	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	12	12	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.17	$1.04	$1.04	$0.91	$0.68	$1.18	$0.99	$1.04	$1.03
Accumulation unit value at end of period	$1.71	$1.58	$1.17	$1.04	$1.04	$0.91	$0.68	$1.18	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	83	124	262	304	334	367	366	362	448	191
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.27	$1.12	$1.13	$1.01	$0.85	$1.18	$1.26	$1.07	$1.04
Accumulation unit value at end of period	$1.85	$1.65	$1.27	$1.12	$1.13	$1.01	$0.85	$1.18	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	3
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.87	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.07	$1.09	$1.10	$1.09	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.09	$1.10	$1.09	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	12	13	17	11	16	106	105
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.32	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.38	$1.32	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	42	43	42	45	95	94	117	79	10
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.35	$1.20	$1.27	$1.10	$0.88	$1.49	$1.39	$1.18	$1.05
Accumulation unit value at end of period	$1.83	$1.69	$1.35	$1.20	$1.27	$1.10	$0.88	$1.49	$1.39	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	103	146	311	356	366	456	450	411	426	198
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.18	$2.24	$1.88	$2.41	$2.04	$1.18	$2.59	$1.89	$1.43	$1.08
Accumulation unit value at end of period	$2.10	$2.18	$2.24	$1.88	$2.41	$2.04	$1.18	$2.59	$1.89	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	32	43	73	84	72	92	126	93	130	79
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.73	$1.52	$1.45	$1.29	$0.85	$1.15	$1.14	$1.04	$1.01
Accumulation unit value at end of period	$1.86	$1.82	$1.73	$1.52	$1.45	$1.29	$0.85	$1.15	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	15	21	23	32	34	37	44	48	51	35
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	72	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.74	$1.68	$1.48	$1.41	$1.26	$0.89	$1.11	$1.10	$1.03	$1.01
Accumulation unit value at end of period	$1.78	$1.74	$1.68	$1.48	$1.41	$1.26	$0.89	$1.11	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	10	11	11	12	49	40	45	28	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.37	$1.18	$1.36	$1.21	$0.96	$1.63	$1.46	$1.19	$1.06
Accumulation unit value at end of period	$1.50	$1.66	$1.37	$1.18	$1.36	$1.21	$0.96	$1.63	$1.46	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.22	$1.03	$1.07	$0.93	$0.68	$1.24	$1.22	$1.11	$1.03
Accumulation unit value at end of period	$1.77	$1.57	$1.22	$1.03	$1.07	$0.93	$0.68	$1.24	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.19	$1.06	$1.02	$0.88	$0.72	$1.25	$1.23	$1.08	$1.03
Accumulation unit value at end of period	$1.80	$1.58	$1.19	$1.06	$1.02	$0.88	$0.72	$1.25	$1.23	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	25	49	55	76	83	93	86	83	87	87
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

110	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	277	52	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.45	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	77	64	48	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.28	$1.16	$1.38	$1.11	$0.69	$1.26	$1.12	$1.13	$1.04
Accumulation unit value at end of period	$1.75	$1.65	$1.28	$1.16	$1.38	$1.11	$0.69	$1.26	$1.12	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.26	$1.10	$1.10	$0.97	$0.78	$1.25	$1.20	$1.06	$1.02
Accumulation unit value at end of period	$1.84	$1.64	$1.26	$1.10	$1.10	$0.97	$0.78	$1.25	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.07	$1.10	$0.92	$0.74	$1.24	$1.26	$1.07	$1.03
Accumulation unit value at end of period	$1.87	$1.70	$1.25	$1.07	$1.10	$0.92	$0.74	$1.24	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.40	$1.27	$1.37	$1.10	$0.89	$1.25	$1.30	$1.10	$1.06
Accumulation unit value at end of period	$1.89	$1.86	$1.40	$1.27	$1.37	$1.10	$0.89	$1.25	$1.30	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	46	38	35	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.10	$1.10	$1.08	$1.04	$1.08	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.04	$1.08	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	21	21	21	24	27	23	31	32	25
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.73	$0.82	$0.85	$0.99	$0.85	$0.72	$1.10	$1.00	—	—
Accumulation unit value at end of period	$0.60	$0.73	$0.82	$0.85	$0.99	$0.85	$0.72	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.38	$1.17	$1.18	$0.94	$0.70	$1.20	$1.19	$1.12	$1.04
Accumulation unit value at end of period	$2.03	$1.84	$1.38	$1.17	$1.18	$0.94	$0.70	$1.20	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	7	9	10	10	11	10	10	10	9
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.46	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08	$1.05	$1.02
Accumulation unit value at end of period	$2.02	$1.91	$1.46	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	17	24	49	54	56	71	82	80	96	46
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.42	$1.31	$1.22	$1.07	$0.89	$1.27	$1.21	$1.05	$1.02
Accumulation unit value at end of period	$1.81	$1.70	$1.42	$1.31	$1.22	$1.07	$0.89	$1.27	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.06	$0.95	$1.18	$1.15	$0.89	$1.44	$1.40	$1.16	$1.05
Accumulation unit value at end of period	$1.15	$1.28	$1.06	$0.95	$1.18	$1.15	$0.89	$1.44	$1.40	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	111

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	14	14	34	18	18	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.47	$1.28	$1.33	$1.15	$0.86	$1.52	$1.31	$1.19	$1.03
Accumulation unit value at end of period	$2.10	$1.91	$1.47	$1.28	$1.33	$1.15	$0.86	$1.52	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	130	228	542	620	648	702	770	731	811	496
Fidelity® VIP Growth Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.26	$1.12	$1.13	$0.92	$0.73	$1.40	$1.12	$1.06	$1.02
Accumulation unit value at end of period	$1.87	$1.70	$1.26	$1.12	$1.13	$0.92	$0.73	$1.40	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	3
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.39	$1.33	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	92	143	161	186	201	233	223	313	289	206
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.19	$1.63	$1.44	$1.63	$1.29	$0.93	$1.56	$1.37	$1.23	$1.05
Accumulation unit value at end of period	$2.30	$2.19	$1.63	$1.44	$1.63	$1.29	$0.93	$1.56	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	20	27	67	72	70	101	114	105	109	43
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.25	$1.05	$1.28	$1.15	$0.92	$1.66	$1.44	$1.23	$1.05
Accumulation unit value at end of period	$1.45	$1.60	$1.25	$1.05	$1.28	$1.15	$0.92	$1.66	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	12	18	21	28	25	27	27	25	34	33
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.45	$1.31	$1.29	$1.16	$0.86	$1.24	$1.21	$1.04	$1.03
Accumulation unit value at end of period	$1.69	$1.64	$1.45	$1.31	$1.29	$1.16	$0.86	$1.24	$1.21	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.28	$1.13	$1.16	$1.06	$0.85	$1.36	$1.33	$1.14	$1.04
Accumulation unit value at end of period	$1.72	$1.62	$1.28	$1.13	$1.16	$1.06	$0.85	$1.36	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	13	15	15	16	16	15	14	25	—
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.35	$1.22	$1.17	$0.98	$0.84	$1.17	$1.22	$1.05	$1.03
Accumulation unit value at end of period	$1.86	$1.73	$1.35	$1.22	$1.17	$0.98	$0.84	$1.17	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	3
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.32	$1.20	$1.28	$1.01	$0.71	$1.26	$1.14	$1.06	$1.03
Accumulation unit value at end of period	$1.91	$1.80	$1.32	$1.20	$1.28	$1.01	$0.71	$1.26	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	10	10	—	—	—	8
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.90	$1.67	$1.71	$1.51	$1.29	$1.23	$1.12	$1.00	$1.05
Accumulation unit value at end of period	$1.93	$1.91	$1.90	$1.67	$1.71	$1.51	$1.29	$1.23	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	35	48	57	66	68	94	95	144	139	82
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.18	$0.99	$1.07	$1.01	$0.78	$1.37	$1.35	$1.12	$1.04
Accumulation unit value at end of period	$1.47	$1.53	$1.18	$0.99	$1.07	$1.01	$0.78	$1.37	$1.35	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$1.50	$1.28	$1.38	$1.12	$0.85	$1.37	$1.34	$1.17	$1.05
Accumulation unit value at end of period	$2.21	$1.97	$1.50	$1.28	$1.38	$1.12	$0.85	$1.37	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	39	59	119	143	146	184	189	195	193	105
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.23	$1.05	$1.08	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03
Accumulation unit value at end of period	$1.78	$1.65	$1.23	$1.05	$1.08	$0.95	$0.75	$1.18	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	145	212	443	548	571	638	638	645	652	343
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.90	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	11	11	—	—	—	—

112	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.11	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	59	31	24	—	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.33	$1.21	$1.31	$1.17	$0.91	$1.29	$1.19	$1.09	$1.03
Accumulation unit value at end of period	$1.73	$1.68	$1.33	$1.21	$1.31	$1.17	$0.91	$1.29	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5	8	9	13	13	14	14	17	18	18
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$0.98	$0.84	$0.88	$0.83	$0.57	$1.20	$1.20	$1.07	$1.03
Accumulation unit value at end of period	$1.36	$1.29	$0.98	$0.84	$0.88	$0.83	$0.57	$1.20	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	23	49	57	85	84	85	92	75	77	76
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.34	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	68	64	59	—	—
MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13	$1.07	$1.03
Accumulation unit value at end of period	$1.90	$1.73	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.33	$1.67	$1.40	$1.58	$1.18	$0.73	$1.22	$1.21	$1.08	$1.04
Accumulation unit value at end of period	$2.13	$2.33	$1.67	$1.40	$1.58	$1.18	$0.73	$1.22	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	9	9	9	9	9	9	—
MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.15	$1.14	$1.05	$0.90	$1.18	$1.15	$1.04	$1.02
Accumulation unit value at end of period	$1.58	$1.47	$1.26	$1.15	$1.14	$1.05	$0.90	$1.18	$1.15	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	4	5	5	5	5	5	5	5	5
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.53	$2.13	$1.90	$1.81	$1.61	$1.23	$1.99	$1.58	$1.22	$1.06
Accumulation unit value at end of period	$2.81	$2.53	$2.13	$1.90	$1.81	$1.61	$1.23	$1.99	$1.58	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	6	6	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	15	25	12	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.62	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.41	$1.35	$1.05	$0.83	$1.35	$1.65	$1.22	$1.05
Accumulation unit value at end of period	$2.07	$1.62	$1.61	$1.41	$1.35	$1.05	$0.83	$1.35	$1.65	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	9	9	11	12	15	14	12	11	20
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.15	$1.02	$1.05	$0.97	$0.68	$1.27	$1.13	$1.06	$1.02
Accumulation unit value at end of period	$1.67	$1.47	$1.15	$1.02	$1.05	$0.97	$0.68	$1.27	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	55	84	167	198	211	222	235	212	244	139
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.48	$1.23	$1.36	$1.19	$0.87	$1.47	$1.40	$1.21	$1.07
Accumulation unit value at end of period	$1.87	$1.85	$1.48	$1.23	$1.36	$1.19	$0.87	$1.47	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.33	$1.33	$1.18	$1.00	$1.19	$1.10	$1.03	$1.02
Accumulation unit value at end of period	$1.48	$1.46	$1.48	$1.33	$1.33	$1.18	$1.00	$1.19	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	82	146	230	267	274	335	348	409	393	265
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$1.42	$1.22	$1.26	$1.04	$0.77	$1.25	$1.29	$1.13	$1.05
Accumulation unit value at end of period	$2.18	$1.97	$1.42	$1.22	$1.26	$1.04	$0.77	$1.25	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3	9	65	66	66	67	66	62	62	62
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	36	48	53	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	113

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.98	$1.42	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18	$1.16	$1.04
Accumulation unit value at end of period	$2.50	$1.98	$1.42	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.16	$0.97	$1.18	$1.08	$0.88	$1.58	$1.48	$1.17	$1.06
Accumulation unit value at end of period	$1.36	$1.47	$1.16	$0.97	$1.18	$1.08	$0.88	$1.58	$1.48	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.19	$1.02	$1.08	$0.87	$0.67	$1.12	$1.29	$1.12	$1.05
Accumulation unit value at end of period	$1.67	$1.64	$1.19	$1.02	$1.08	$0.87	$0.67	$1.12	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	8	11	11	12	13	13	11	16	2
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	101	102	102	103	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00	—
Accumulation unit value at end of period	$1.35	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	16	22	22	21	23	64	41	57	44	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	108	109	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	102	103	104	104	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	93	95	97	100	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	172	437	511	500	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.46	$1.30	$1.38	$1.12	$0.83	$1.23	$1.31	$1.10	$1.05
Accumulation unit value at end of period	$1.97	$1.95	$1.46	$1.30	$1.38	$1.12	$0.83	$1.23	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	54	71	155	184	187	218	228	246	248	149
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	85	54	45	—	—

114	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.17	$1.27	$1.05	$0.78	$1.24	$1.19	$1.04	$1.04
Accumulation unit value at end of period	$2.01	$1.82	$1.35	$1.17	$1.27	$1.05	$0.78	$1.24	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.45	$2.03	$1.69	$2.00	$1.62	$1.09	$2.03	$1.77	$1.30	$1.09
Accumulation unit value at end of period	$2.32	$2.45	$2.03	$1.69	$2.00	$1.62	$1.09	$2.03	$1.77	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	40	54	102	122	116	147	179	147	178	115
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.94	$1.47	$1.24	$1.30	$1.07	$0.76	$1.27	$1.22	$1.14	$1.04
Accumulation unit value at end of period	$2.01	$1.94	$1.47	$1.24	$1.30	$1.07	$0.76	$1.27	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	29	40	88	106	116	147	152	148	145	82

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$0.90	$0.80	$1.06	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.13	$1.09	$0.90	$0.80	$1.06	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$1.52	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.64	$1.52	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.82	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	340	439	241	64
American Century VP Inflation Protection, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.42	$1.18	$0.99	$1.14	$1.02	$0.77	$1.41	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.42	$1.18	$0.99	$1.14	$1.02	$0.77	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.64	$1.21	$1.08	$1.08	$0.94	$0.71	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.78	$1.64	$1.21	$1.08	$1.08	$0.94	$0.71	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	174
American Century VP Value, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.51	$1.16	$1.03	$1.03	$0.92	$0.78	$1.08	$1.15	$1.00
Accumulation unit value at end of period	$1.69	$1.51	$1.16	$1.03	$1.03	$0.92	$0.78	$1.08	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.86	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	96	—	—	—	—	130	58	29	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.31	$1.36	$1.28	$1.22	$1.14	$1.00	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.31	$1.36	$1.28	$1.22	$1.14	$1.00	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	748	714	668	208
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.36	$1.09	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.48	$1.36	$1.09	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	893	861	490	180

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	115

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.54	$1.59	$1.33	$1.71	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.49	$1.54	$1.59	$1.33	$1.71	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	70	70	70	70	70	145	239	124	57
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.71	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.75	$1.71	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	3	2	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.68	$1.62	$1.42	$1.36	$1.21	$0.86	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.72	$1.68	$1.62	$1.42	$1.36	$1.21	$0.86	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	410	283	254	81
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.33	$1.10	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.20	$1.33	$1.10	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.43	$1.11	$0.94	$0.98	$0.85	$0.62	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.61	$1.43	$1.11	$0.94	$0.98	$0.85	$0.62	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.46	$1.10	$0.98	$0.94	$0.81	$0.66	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.46	$1.10	$0.98	$0.94	$0.81	$0.66	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,433	1,014	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.56	$1.45	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	883	679	412	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.95	$1.02	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.09	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.64	$1.54	$1.19	$1.09	$1.29	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.46	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.13	$1.00
Accumulation unit value at end of period	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

116	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (6/19/2006)
Accumulation unit value at beginning of period	$1.60	$1.21	$1.10	$1.19	$0.95	$0.77	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.60	$1.21	$1.10	$1.19	$0.95	$0.77	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	4	569	458	354	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	85	40	32	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.23	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.80	$1.63	$1.23	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.92	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$2.03	$1.92	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	38
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.62	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.62	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.95	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.06	$0.87	$0.78	$0.98	$0.95	$0.74	$1.19	$1.16	$1.00
Accumulation unit value at end of period	$0.94	$1.06	$0.87	$0.78	$0.98	$0.95	$0.74	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.19	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	258	199	158	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.76	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	16	14	14	14	200	543	442	303
Fidelity® VIP Growth Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.21	$1.07	$1.09	$0.89	$0.70	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.79	$1.63	$1.21	$1.07	$1.09	$0.89	$0.70	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.32	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.32	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	17	14	14	14	344	307	300	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.15	$1.30	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.82	$1.74	$1.30	$1.15	$1.30	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	4	3	3	3	245	315	183	59
Fidelity® VIP Overseas Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.29	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.29	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	17
FTVIPT Franklin Income VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.51	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.56	$1.51	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.39	$1.10	$0.97	$0.99	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.47	$1.39	$1.10	$0.97	$0.99	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	111
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.60	$1.25	$1.13	$1.08	$0.90	$0.78	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.72	$1.60	$1.25	$1.13	$1.08	$0.90	$0.78	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	117

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.26	$1.15	$1.23	$0.97	$0.69	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.83	$1.72	$1.26	$1.15	$1.23	$0.97	$0.69	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.82	$1.82	$1.60	$1.63	$1.44	$1.23	$1.17	$1.07	$1.00
Accumulation unit value at end of period	$1.84	$1.82	$1.82	$1.60	$1.63	$1.44	$1.23	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	3	2	2	2	271	251	275	89
FTVIPT Templeton Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.32	$1.02	$0.86	$0.93	$0.88	$0.68	$1.19	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.32	$1.02	$0.86	$0.93	$0.88	$0.68	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.67	$1.27	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.87	$1.67	$1.27	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	222	254	219	111
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.42	$1.23	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.64	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	282	401	277	176
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.89	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.10	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	19	14	14	14	686	349	197	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.11	$1.21	$1.07	$0.84	$1.19	$1.10	$1.00
Accumulation unit value at end of period	$1.59	$1.55	$1.22	$1.11	$1.21	$1.07	$0.84	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.22	$0.92	$0.79	$0.83	$0.79	$0.54	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$0.92	$0.79	$0.83	$0.79	$0.54	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	767	704	517	—
MFS® Investors Growth Stock Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.84	$1.67	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$2.20	$1.57	$1.32	$1.49	$1.11	$0.69	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.01	$2.20	$1.57	$1.32	$1.49	$1.11	$0.69	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.10	$1.10	$1.01	$0.87	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.51	$1.42	$1.21	$1.10	$1.10	$1.01	$0.87	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$1.96	$1.65	$1.48	$1.41	$1.25	$0.95	$1.55	$1.23	$1.00
Accumulation unit value at end of period	$2.18	$1.96	$1.65	$1.48	$1.41	$1.25	$0.95	$1.55	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

118	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$1.03	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	178	257	106	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.62	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.20	$1.05	$1.00	$0.78	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.54	$1.20	$1.20	$1.05	$1.00	$0.78	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.42	$1.11	$0.99	$1.02	$0.94	$0.66	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.62	$1.42	$1.11	$0.99	$1.02	$0.94	$0.66	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.54	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.55	$1.54	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.29	$1.30	$1.14	$0.98	$1.16	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.42	$1.44	$1.29	$1.30	$1.14	$0.98	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	541	460	421	74
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.86	$1.69	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.29	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	363	530	470	—
Putnam VT Global Health Care Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.79	$1.28	$1.06	$1.08	$1.07	$0.86	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$2.25	$1.79	$1.28	$1.06	$1.08	$1.07	$0.86	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.21	$0.95	$0.79	$0.96	$0.89	$0.72	$1.30	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$1.21	$0.95	$0.79	$0.96	$0.89	$0.72	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.42	$1.03	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12	$1.00
Accumulation unit value at end of period	$1.45	$1.42	$1.03	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	79
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,740	1,770	2,021	2,057	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	528	268	301	148
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	312	316	319	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194	568	855	713	794	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	119

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	947	958	1,079	1,088	858	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,152	2,776	3,620	3,587	3,574	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	549	556	568	575	567	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,558	2,872	3,369	3,491	3,535	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	321	346	54	57	61	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	786	955	705	872	902	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.67	$1.25	$1.12	$1.18	$0.96	$0.71	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.68	$1.67	$1.25	$1.12	$1.18	$0.96	$0.71	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	963	608	391	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.86	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wanger International (6/19/2006)
Accumulation unit value at beginning of period	$1.70	$1.41	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.61	$1.70	$1.41	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	235	303	161	72
Wanger USA (6/19/2006)
Accumulation unit value at beginning of period	$1.71	$1.30	$1.09	$1.15	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.77	$1.71	$1.30	$1.09	$1.15	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	199	173	120	14

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.79	$1.47	$1.32	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50	$1.46
Accumulation unit value at end of period	$1.85	$1.79	$1.47	$1.32	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.32	$1.74	$1.50	$1.44	$1.29	$1.08	$1.85	$1.79	$1.55	$1.50
Accumulation unit value at end of period	$2.50	$2.32	$1.74	$1.50	$1.44	$1.29	$1.08	$1.85	$1.79	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.29	$1.24	$1.00	—
Accumulation unit value at end of period	$0.82	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.29	$1.24	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	193	237	122	44	—
American Century VP Inflation Protection, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.28	$1.41	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$1.30	$1.28	$1.41	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

120	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Century VP International, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.42	$1.17	$0.98	$1.13	$1.01	$0.77	$1.41	$1.21	$1.00	—
Accumulation unit value at end of period	$1.32	$1.42	$1.17	$0.98	$1.13	$1.01	$0.77	$1.41	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03	$1.00	—
Accumulation unit value at end of period	$1.77	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	119	—
American Century VP Value, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.51	$1.16	$1.02	$1.03	$0.92	$0.78	$1.08	$1.15	$1.00	—
Accumulation unit value at end of period	$1.68	$1.51	$1.16	$1.02	$1.03	$0.92	$0.78	$1.08	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.86	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99
Accumulation unit value at end of period	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.07	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	1	89	5	1	1	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04
Accumulation unit value at end of period	$1.41	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	101	103	100	134	140	592	462	402	211	63
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.83	$2.26	$2.01	$2.14	$1.86	$1.47	$2.51	$2.35	$1.99	$1.77
Accumulation unit value at end of period	$3.07	$2.83	$2.26	$2.01	$2.14	$1.86	$1.47	$2.51	$2.35	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	255	219	122	62	2
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00	—
Accumulation unit value at end of period	$1.48	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	86	130	64	37	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.70	$1.62	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.74	$1.70	$1.62	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	4	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.71	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	270	168	142	56	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.33	$1.10	$0.95	$1.09	$0.97	$0.77	$1.31	$1.18	$1.00	—
Accumulation unit value at end of period	$1.20	$1.33	$1.10	$0.95	$1.09	$0.97	$0.77	$1.31	$1.18	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.01	$1.56	$1.32	$1.38	$1.19	$0.88	$1.60	$1.57	$1.43	$1.34
Accumulation unit value at end of period	$2.26	$2.01	$1.56	$1.32	$1.38	$1.19	$0.88	$1.60	$1.57	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.38	$1.04	$0.93	$0.89	$0.77	$0.63	$1.10	$1.08	$1.00	—
Accumulation unit value at end of period	$1.57	$1.38	$1.04	$0.93	$0.89	$0.77	$0.63	$1.10	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	121

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.44	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	5	522	366	216	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—	—
Accumulation unit value at end of period	$0.95	$1.01	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.08	$1.29	$1.03	$0.64	$1.18	$1.05	$1.00	—
Accumulation unit value at end of period	$1.63	$1.54	$1.19	$1.08	$1.29	$1.03	$0.64	$1.18	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.30	$1.77	$1.55	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45
Accumulation unit value at end of period	$2.57	$2.30	$1.77	$1.55	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	22	23	25	52	54	48	—	—	1	1
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.55	$1.14	$0.98	$1.01	$0.84	$0.68	$1.13	$1.15	$1.00	—
Accumulation unit value at end of period	$1.71	$1.55	$1.14	$0.98	$1.01	$0.84	$0.68	$1.13	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (6/19/2006)
Accumulation unit value at beginning of period	$1.59	$1.20	$1.10	$1.18	$0.95	$0.77	$1.08	$1.12	$1.00	—
Accumulation unit value at end of period	$1.62	$1.59	$1.20	$1.10	$1.18	$0.95	$0.77	$1.08	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	342	249	184	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$0.99	$0.99
Accumulation unit value at end of period	$1.10	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	84	82	75	111	112	154	44	67	66	59
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—	—
Accumulation unit value at end of period	$0.59	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.22	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.80	$1.63	$1.22	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.92	$1.46	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	$1.00	—
Accumulation unit value at end of period	$2.02	$1.92	$1.46	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	24	—
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.61	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15	$1.00	—
Accumulation unit value at end of period	$1.72	$1.61	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.05	$0.87	$0.78	$0.97	$0.95	$0.73	$1.19	$1.16	$1.00	—
Accumulation unit value at end of period	$0.94	$1.05	$0.87	$0.78	$0.97	$0.95	$0.73	$1.19	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	175	112	87	—	—

122	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.77	$2.14	$1.86	$1.94	$1.68	$1.26	$2.22	$1.92	$1.74	$1.51
Accumulation unit value at end of period	$3.05	$2.77	$2.14	$1.86	$1.94	$1.68	$1.26	$2.22	$1.92	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	27	29	32	80	157	211	456	423	417	311
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.33	$1.73	$1.54	$1.56	$1.27	$1.01	$1.93	$1.55	$1.47	$1.41
Accumulation unit value at end of period	$2.55	$2.33	$1.73	$1.54	$1.56	$1.27	$1.01	$1.93	$1.55	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	3	19	19	19	19	19	19	19	19	19
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.38	$1.32	$1.36	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	214	168	157	8	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.75	$2.79	$2.47	$2.80	$2.21	$1.60	$2.68	$2.35	$2.12	$1.82
Accumulation unit value at end of period	$3.92	$3.75	$2.79	$2.47	$2.80	$2.21	$1.60	$2.68	$2.35	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	24	26	90	115	80	51	33
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.66	$2.07	$1.74	$2.13	$1.91	$1.53	$2.77	$2.40	$2.06	$1.76
Accumulation unit value at end of period	$2.41	$2.66	$2.07	$1.74	$2.13	$1.91	$1.53	$2.77	$2.40	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	5	5	5	11	6
FTVIPT Franklin Income VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12	$1.00	—
Accumulation unit value at end of period	$1.55	$1.50	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.19	$1.73	$1.54	$1.57	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42
Accumulation unit value at end of period	$2.32	$2.19	$1.73	$1.54	$1.57	$1.43	$1.15	$1.85	$1.81	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	15	17	19	60	145	171	212	201	252	215
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.59	$1.24	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	$1.00	—
Accumulation unit value at end of period	$1.71	$1.59	$1.24	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.81	$2.06	$1.88	$2.00	$1.59	$1.12	$1.97	$1.79	$1.67	$1.62
Accumulation unit value at end of period	$2.98	$2.81	$2.06	$1.88	$2.00	$1.59	$1.12	$1.97	$1.79	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	—	15	15	15	15	17	17	17	18	18
FTVIPT Templeton Global Bond VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.82	$1.81	$1.59	$1.63	$1.44	$1.23	$1.17	$1.07	$1.00	—
Accumulation unit value at end of period	$1.83	$1.82	$1.81	$1.59	$1.63	$1.44	$1.23	$1.17	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	174	148	152	68	—
FTVIPT Templeton Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.32	$1.02	$0.85	$0.93	$0.88	$0.68	$1.19	$1.18	$1.00	—
Accumulation unit value at end of period	$1.27	$1.32	$1.02	$0.85	$0.93	$0.88	$0.68	$1.19	$1.18	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.66	$1.26	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14	$1.00	—
Accumulation unit value at end of period	$1.86	$1.66	$1.26	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	117	130	114	73	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$0.91	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.23	$0.91	$0.80	$0.78	$0.70	$0.58	$0.94	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00	—
Accumulation unit value at end of period	$1.64	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	2	166	214	143	123	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.88	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	408	182	104	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	123

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.54	$1.21	$1.11	$1.20	$1.07	$0.83	$1.19	$1.10	$1.00	—
Accumulation unit value at end of period	$1.58	$1.54	$1.21	$1.11	$1.20	$1.07	$0.83	$1.19	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.31	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.98	$1.50	$1.29	$1.35	$1.28	$0.88	$1.85	$1.85	$1.66	$1.59
Accumulation unit value at end of period	$2.08	$1.98	$1.50	$1.29	$1.35	$1.28	$0.88	$1.85	$1.85	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	1
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	4	450	376	265	—	—
MFS® Investors Growth Stock Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.24	$1.75	$1.52	$1.53	$1.38	$1.01	$1.62	$1.47	$1.39	$1.35
Accumulation unit value at end of period	$2.46	$2.24	$1.75	$1.52	$1.53	$1.38	$1.01	$1.62	$1.47	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	12	13	16	18	20
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$3.27	$2.34	$1.96	$2.22	$1.65	$1.03	$1.72	$1.70	$1.53	$1.47
Accumulation unit value at end of period	$2.98	$3.27	$2.34	$1.96	$2.22	$1.65	$1.03	$1.72	$1.70	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	—	15	15	15	15	15	15	15	15	15
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.84	$1.57	$1.43	$1.42	$1.32	$1.13	$1.48	$1.44	$1.30	$1.29
Accumulation unit value at end of period	$1.96	$1.84	$1.57	$1.43	$1.42	$1.32	$1.13	$1.48	$1.44	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	49	52	55	77	81	79	107	130	122	126
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.04	$3.40	$3.04	$2.89	$2.58	$1.97	$3.20	$2.54	$1.97	$1.71
Accumulation unit value at end of period	$4.49	$4.04	$3.40	$3.04	$2.89	$2.58	$1.97	$3.20	$2.54	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—
Accumulation unit value at end of period	$1.02	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	101	136	53	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23	$1.00	—
Accumulation unit value at end of period	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.04	$1.60	$1.42	$1.46	$1.35	$0.95	$1.77	$1.58	$1.48	$1.43
Accumulation unit value at end of period	$2.32	$2.04	$1.60	$1.42	$1.46	$1.35	$0.95	$1.77	$1.58	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	5	20	20	20	21	22	22	22	22	22
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.11	$2.48	$2.08	$2.30	$2.01	$1.46	$2.48	$2.37	$2.04	$1.81
Accumulation unit value at end of period	$3.13	$3.11	$2.48	$2.08	$2.30	$2.01	$1.46	$2.48	$2.37	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	8	8	8
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.71	$1.74	$1.56	$1.57	$1.38	$1.18	$1.40	$1.30	$1.22	$1.21
Accumulation unit value at end of period	$1.74	$1.71	$1.74	$1.56	$1.57	$1.38	$1.18	$1.40	$1.30	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	22	21	22	75	184	512	626	636	494	444
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.37	$2.42	$2.09	$2.16	$1.78	$1.32	$2.15	$2.21	$1.95	$1.80
Accumulation unit value at end of period	$3.71	$3.37	$2.42	$2.09	$2.16	$1.78	$1.32	$2.15	$2.21	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	15	19	20	35	42	37	37
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	221	291	247	—	—
Putnam VT Global Health Care Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.78	$1.27	$1.05	$1.08	$1.07	$0.86	$1.05	$1.07	$1.00	—
Accumulation unit value at end of period	$2.24	$1.78	$1.27	$1.05	$1.08	$1.07	$0.86	$1.05	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

124	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.21	$1.75	$1.45	$1.77	$1.63	$1.32	$2.39	$2.23	$1.77	$1.60
Accumulation unit value at end of period	$2.03	$2.21	$1.75	$1.45	$1.77	$1.63	$1.32	$2.39	$2.23	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	3	3	3	3
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.41	$1.02	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12	$1.00	—
Accumulation unit value at end of period	$1.44	$1.41	$1.02	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	51	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	430	596	607	665	866	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02	$1.00	—
Accumulation unit value at end of period	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	351	153	160	110	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	422	621	651	503	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	118	279	281	211	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,554	1,847	1,904	1,986	2,010	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	270	272	127	128	129	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	588	1,074	1,463	1,486	2,068	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	75	82	89	96	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.26	$2.45	$2.18	$2.31	$1.88	$1.40	$2.07	$2.20	$1.85	$1.77
Accumulation unit value at end of period	$3.28	$3.26	$2.45	$2.18	$2.31	$1.88	$1.40	$2.07	$2.20	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	557	318	203	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00	—
Accumulation unit value at end of period	$1.85	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	125

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wanger International (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.40	$1.17	$1.38	$1.12	$0.76	$1.41	$1.23	$1.00	—
Accumulation unit value at end of period	$1.60	$1.69	$1.40	$1.17	$1.38	$1.12	$0.76	$1.41	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	127	169	82	48	—
Wanger USA (6/19/2006)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00	—
Accumulation unit value at end of period	$1.77	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	109	92	61	8	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	54	54	55	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.78	$1.47	$1.31	$1.74	$1.48	$0.98	$1.89	$1.60	$1.50	$1.46
Accumulation unit value at end of period	$1.84	$1.78	$1.47	$1.31	$1.74	$1.48	$0.98	$1.89	$1.60	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.30	$1.73	$1.50	$1.43	$1.28	$1.08	$1.85	$1.79	$1.55	$1.50
Accumulation unit value at end of period	$2.48	$2.30	$1.73	$1.50	$1.43	$1.28	$1.08	$1.85	$1.79	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	6	6	6	6	6
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.69	$1.62	$1.21	$1.05
Accumulation unit value at end of period	$1.06	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.69	$1.62	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	66	101	248	292	237	255	278	206	225	116
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.41	$1.33	$1.20	$1.16	$1.07	$1.10	$1.02	$1.01	$1.01
Accumulation unit value at end of period	$1.30	$1.27	$1.41	$1.33	$1.20	$1.16	$1.07	$1.10	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	71	123	229	294	315	311	278	402	422	276
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.41	$1.18	$1.36	$1.22	$0.92	$1.69	$1.46	$1.18	$1.06
Accumulation unit value at end of period	$1.58	$1.70	$1.41	$1.18	$1.36	$1.22	$0.92	$1.69	$1.46	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.15	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.03
Accumulation unit value at end of period	$1.69	$1.56	$1.15	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	50	84	232	298	302	324	321	339	448	145
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.26	$1.11	$1.12	$1.00	$0.85	$1.17	$1.25	$1.07	$1.04
Accumulation unit value at end of period	$1.82	$1.63	$1.26	$1.11	$1.12	$1.00	$0.85	$1.17	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	14	14	14	14	14	15	15	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.85	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	18	22	20	21	20	17	20	19	19
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04
Accumulation unit value at end of period	$1.40	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	26	25	25	24	26	77	86	98	18	1
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.81	$2.25	$2.00	$2.13	$1.85	$1.47	$2.50	$2.35	$1.99	$1.77
Accumulation unit value at end of period	$3.05	$2.81	$2.25	$2.00	$2.13	$1.85	$1.47	$2.50	$2.35	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	45	73	206	272	261	321	317	297	318	136
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.15	$2.22	$1.86	$2.39	$2.02	$1.18	$2.57	$1.89	$1.43	$1.08
Accumulation unit value at end of period	$2.07	$2.15	$2.22	$1.86	$2.39	$2.02	$1.18	$2.57	$1.89	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	42	54	84	104	86	105	143	109	150	71

126	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.71	$1.50	$1.44	$1.28	$0.84	$1.14	$1.13	$1.04	$1.01
Accumulation unit value at end of period	$1.83	$1.79	$1.71	$1.50	$1.44	$1.28	$0.84	$1.14	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	19	38	59	62	68	78	82	79	68
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	80	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.72	$1.66	$1.46	$1.39	$1.25	$0.89	$1.11	$1.09	$1.03	$1.01
Accumulation unit value at end of period	$1.76	$1.72	$1.66	$1.46	$1.39	$1.25	$0.89	$1.11	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10	10	13	13	14	64	49	53	8	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06
Accumulation unit value at end of period	$1.48	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.00	$1.55	$1.31	$1.37	$1.19	$0.88	$1.60	$1.57	$1.43	$1.33
Accumulation unit value at end of period	$2.25	$2.00	$1.55	$1.31	$1.37	$1.19	$0.88	$1.60	$1.57	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03
Accumulation unit value at end of period	$1.77	$1.56	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	24	46	62	63	67	68	66	52	45	57
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	151	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	856	868	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.44	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	15	15	15	116	92	65	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—	—
Accumulation unit value at end of period	$0.95	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.26	$1.15	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13	$1.04
Accumulation unit value at end of period	$1.73	$1.63	$1.26	$1.15	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.29	$1.76	$1.54	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45
Accumulation unit value at end of period	$2.56	$2.29	$1.76	$1.54	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	16	16	17	17	74	74	74	78	79	80
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.23	$1.06	$1.09	$0.91	$0.73	$1.23	$1.25	$1.06	$1.03
Accumulation unit value at end of period	$1.85	$1.68	$1.23	$1.06	$1.09	$0.91	$0.73	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.83	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10	$1.06
Accumulation unit value at end of period	$1.86	$1.83	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4	4	9	9	9	66	51	48	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	127

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.07	$1.07	$1.06	$1.01	$1.06	$1.02	$0.99	$0.99
Accumulation unit value at end of period	$1.09	$1.04	$1.08	$1.07	$1.07	$1.06	$1.01	$1.06	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	73	86	87	87	94	94	103	106	106	109
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—	—
Accumulation unit value at end of period	$0.59	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.36	$1.16	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12	$1.04
Accumulation unit value at end of period	$2.00	$1.81	$1.36	$1.16	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.44	$1.27	$1.40	$1.09	$0.70	$1.21	$1.07	$1.05	$1.02
Accumulation unit value at end of period	$1.99	$1.89	$1.44	$1.27	$1.40	$1.09	$0.70	$1.21	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10	17	44	52	50	61	70	73	94	32
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.41	$1.29	$1.21	$1.06	$0.88	$1.27	$1.20	$1.05	$1.02
Accumulation unit value at end of period	$1.79	$1.68	$1.41	$1.29	$1.21	$1.06	$0.88	$1.27	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16	$1.05
Accumulation unit value at end of period	$1.13	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	4	4	24	26	25	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.75	$2.13	$1.86	$1.93	$1.68	$1.25	$2.22	$1.91	$1.74	$1.51
Accumulation unit value at end of period	$3.03	$2.75	$2.13	$1.86	$1.93	$1.68	$1.25	$2.22	$1.91	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	135	178	344	427	462	489	523	506	571	301
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.32	$1.73	$1.53	$1.55	$1.27	$1.00	$1.93	$1.54	$1.47	$1.41
Accumulation unit value at end of period	$2.54	$2.32	$1.73	$1.53	$1.55	$1.27	$1.00	$1.93	$1.54	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	5	5	5	5	5	4
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.37	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	83	134	254	318	328	340	321	442	416	269
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.72	$2.78	$2.46	$2.79	$2.20	$1.59	$2.67	$2.35	$2.12	$1.82
Accumulation unit value at end of period	$3.90	$3.72	$2.78	$2.46	$2.79	$2.20	$1.59	$2.67	$2.35	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	24	29	61	71	135	157	163	176	181	124
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.64	$2.06	$1.73	$2.12	$1.91	$1.53	$2.77	$2.39	$2.06	$1.76
Accumulation unit value at end of period	$2.39	$2.64	$2.06	$1.73	$2.12	$1.91	$1.53	$2.77	$2.39	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	5	8	14	14	13	13	13	12	12	9
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.44	$1.29	$1.28	$1.15	$0.86	$1.24	$1.21	$1.03	$1.03
Accumulation unit value at end of period	$1.67	$1.62	$1.44	$1.29	$1.28	$1.15	$0.86	$1.24	$1.21	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.18	$1.72	$1.53	$1.56	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42
Accumulation unit value at end of period	$2.31	$2.18	$1.72	$1.53	$1.56	$1.43	$1.15	$1.85	$1.81	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	70	70	71	76	85	87	106	113	115	111
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.34	$1.21	$1.16	$0.97	$0.84	$1.16	$1.21	$1.05	$1.03
Accumulation unit value at end of period	$1.84	$1.71	$1.34	$1.21	$1.16	$0.97	$0.84	$1.16	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.79	$2.05	$1.87	$1.99	$1.58	$1.12	$1.97	$1.79	$1.67	$1.61
Accumulation unit value at end of period	$2.96	$2.79	$2.05	$1.87	$1.99	$1.58	$1.12	$1.97	$1.79	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	36	36	48	48	57	57	62	80	80	67

128	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.88	$1.66	$1.69	$1.50	$1.28	$1.22	$1.11	$1.00	$1.05
Accumulation unit value at end of period	$1.90	$1.89	$1.88	$1.66	$1.69	$1.50	$1.28	$1.22	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	42	73	90	89	115	120	175	155	92
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.51	$1.17	$0.98	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12	$1.04
Accumulation unit value at end of period	$1.44	$1.51	$1.17	$0.98	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.94	$1.48	$1.27	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16	$1.04
Accumulation unit value at end of period	$2.18	$1.94	$1.48	$1.27	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	27	45	111	146	140	178	179	191	188	84
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.22	$1.04	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06	$1.03
Accumulation unit value at end of period	$1.75	$1.63	$1.22	$1.04	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	109	178	443	605	588	650	645	666	707	335
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.88	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	10	10	10	86	46	34	—	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.31	$1.20	$1.30	$1.16	$0.90	$1.28	$1.19	$1.09	$1.03
Accumulation unit value at end of period	$1.71	$1.66	$1.31	$1.20	$1.30	$1.16	$0.90	$1.28	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	6	8	7	7	7	7	7	6	8
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.31	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.96	$1.49	$1.29	$1.35	$1.28	$0.88	$1.84	$1.84	$1.65	$1.59
Accumulation unit value at end of period	$2.06	$1.96	$1.49	$1.29	$1.35	$1.28	$0.88	$1.84	$1.84	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	15	23	29	30	35	33	36	43	40	45
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.33	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	14	14	14	102	87	81	—	—
MFS® Investors Growth Stock Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.23	$1.74	$1.51	$1.52	$1.38	$1.00	$1.61	$1.47	$1.39	$1.35
Accumulation unit value at end of period	$2.45	$2.23	$1.74	$1.51	$1.52	$1.38	$1.00	$1.61	$1.47	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	6	6	6	6	6
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$3.25	$2.33	$1.95	$2.21	$1.65	$1.02	$1.72	$1.70	$1.52	$1.47
Accumulation unit value at end of period	$2.97	$3.25	$2.33	$1.95	$2.21	$1.65	$1.02	$1.72	$1.70	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	2
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.83	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30	$1.29
Accumulation unit value at end of period	$1.95	$1.83	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	8	15	15	16	17	16	16
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.02	$3.39	$3.03	$2.88	$2.57	$1.96	$3.19	$2.54	$1.96	$1.71
Accumulation unit value at end of period	$4.46	$4.02	$3.39	$3.03	$2.88	$2.57	$1.96	$3.19	$2.54	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	2	1
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—
Accumulation unit value at end of period	$1.02	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	4	20	39	13	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	129

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.39	$1.34	$1.04	$0.82	$1.35	$1.65	$1.21	$1.05
Accumulation unit value at end of period	$2.04	$1.60	$1.59	$1.39	$1.34	$1.04	$0.82	$1.35	$1.65	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	6	9	12	13	14	17	17	11	13	14
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.03	$1.59	$1.41	$1.45	$1.35	$0.95	$1.77	$1.57	$1.48	$1.43
Accumulation unit value at end of period	$2.31	$2.03	$1.59	$1.41	$1.45	$1.35	$0.95	$1.77	$1.57	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	84	108	184	223	234	237	254	250	299	199
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.09	$2.47	$2.07	$2.29	$2.00	$1.46	$2.47	$2.36	$2.04	$1.81
Accumulation unit value at end of period	$3.11	$3.09	$2.47	$2.07	$2.29	$2.00	$1.46	$2.47	$2.36	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	7	6	7	7	7	7	7	7	7	7
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.70	$1.73	$1.55	$1.56	$1.38	$1.18	$1.40	$1.29	$1.22	$1.21
Accumulation unit value at end of period	$1.72	$1.70	$1.73	$1.55	$1.56	$1.38	$1.18	$1.40	$1.29	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	135	167	244	281	280	328	327	389	367	272
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.35	$2.41	$2.08	$2.16	$1.77	$1.31	$2.15	$2.21	$1.95	$1.80
Accumulation unit value at end of period	$3.69	$3.35	$2.41	$2.08	$2.16	$1.77	$1.31	$2.15	$2.21	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	7	24	24	25	25	25	21
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	9	9	10	59	68	72	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.40	$1.16	$1.19	$1.17	$0.94	$1.15	$1.18	$1.16	$1.04
Accumulation unit value at end of period	$2.46	$1.96	$1.40	$1.16	$1.19	$1.17	$0.94	$1.15	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.20	$1.74	$1.44	$1.76	$1.62	$1.32	$2.38	$2.23	$1.77	$1.60
Accumulation unit value at end of period	$2.02	$2.20	$1.74	$1.44	$1.76	$1.62	$1.32	$2.38	$2.23	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.17	$1.01	$1.07	$0.86	$0.67	$1.11	$1.29	$1.11	$1.05
Accumulation unit value at end of period	$1.65	$1.61	$1.17	$1.01	$1.07	$0.86	$0.67	$1.11	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	9	8	9	9	8	7	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	10	10	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00	—
Accumulation unit value at end of period	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	20	19	20	72	47	60	13	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	114	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

130	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	11	11	11	11	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	82	66	66	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,093	1,098	1,103	1,108	1,113	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.24	$2.43	$2.17	$2.30	$1.88	$1.39	$2.06	$2.20	$1.85	$1.77
Accumulation unit value at end of period	$3.26	$3.24	$2.43	$2.17	$2.30	$1.88	$1.39	$2.06	$2.20	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	17	31	87	113	107	122	127	141	157	76
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	15	16	16	122	74	61	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.34	$1.16	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03	$1.04
Accumulation unit value at end of period	$1.98	$1.79	$1.34	$1.16	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.42	$2.00	$1.67	$1.98	$1.61	$1.09	$2.02	$1.76	$1.30	$1.09
Accumulation unit value at end of period	$2.28	$2.42	$2.00	$1.67	$1.98	$1.61	$1.09	$2.02	$1.76	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	36	51	100	133	118	146	180	150	187	100
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.92	$1.45	$1.23	$1.29	$1.06	$0.75	$1.26	$1.22	$1.14	$1.04
Accumulation unit value at end of period	$1.98	$1.92	$1.45	$1.23	$1.29	$1.06	$0.75	$1.26	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	21	33	101	133	136	170	176	172	174	79

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	84	84	83	90	89	89	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.77	$1.46	$1.31	$1.73	$1.48	$0.98	$1.89	$1.60	$1.49	$1.46
Accumulation unit value at end of period	$1.83	$1.77	$1.46	$1.31	$1.73	$1.48	$0.98	$1.89	$1.60	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	8	8	12	12
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.31	$1.74	$1.50	$1.44	$1.29	$1.09	$1.86	$1.80	$1.56	$1.51
Accumulation unit value at end of period	$2.49	$2.31	$1.74	$1.50	$1.44	$1.29	$1.09	$1.86	$1.80	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	32	32	142	145	198	203	228	228	234	229
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.68	$1.62	$1.21	$1.05
Accumulation unit value at end of period	$1.06	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.68	$1.62	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	84	141	232	322	324	523	629	437	378	220
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.40	$1.32	$1.20	$1.16	$1.06	$1.10	$1.01	$1.01	$1.01
Accumulation unit value at end of period	$1.29	$1.27	$1.40	$1.32	$1.20	$1.16	$1.06	$1.10	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	64	103	125	226	292	304	254	399	439	315
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.40	$1.17	$1.35	$1.21	$0.92	$1.69	$1.45	$1.18	$1.06
Accumulation unit value at end of period	$1.57	$1.69	$1.40	$1.17	$1.35	$1.21	$0.92	$1.69	$1.45	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	131

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.55	$1.15	$1.02	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.03
Accumulation unit value at end of period	$1.68	$1.55	$1.15	$1.02	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	78	158	270	415	519	571	588	622	935	387
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.25	$1.11	$1.11	$1.00	$0.85	$1.17	$1.25	$1.07	$1.04
Accumulation unit value at end of period	$1.81	$1.62	$1.25	$1.11	$1.11	$1.00	$0.85	$1.17	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	28	28	28	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.03	$1.00	$0.98
Accumulation unit value at end of period	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32	45	70	103	104	254	213	188	40	199
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.31	$1.25	$1.17	$1.03	$1.12	$1.08	$1.05	$1.04
Accumulation unit value at end of period	$1.39	$1.34	$1.39	$1.31	$1.25	$1.17	$1.03	$1.12	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	123	131	147	158	529	1,133	1,126	1,013	601	320
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.80	$2.24	$1.99	$2.12	$1.84	$1.47	$2.50	$2.34	$1.98	$1.77
Accumulation unit value at end of period	$3.04	$2.80	$2.24	$1.99	$2.12	$1.84	$1.47	$2.50	$2.34	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	69	118	195	243	333	649	677	538	457	183
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.14	$2.21	$1.86	$2.38	$2.02	$1.17	$2.57	$1.89	$1.43	$1.08
Accumulation unit value at end of period	$2.06	$2.14	$2.21	$1.86	$2.38	$2.02	$1.17	$2.57	$1.89	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	31	53	73	105	105	201	315	221	260	146
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.71	$1.50	$1.43	$1.28	$0.84	$1.14	$1.13	$1.04	$1.01
Accumulation unit value at end of period	$1.83	$1.79	$1.71	$1.50	$1.43	$1.28	$0.84	$1.14	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	5	11	18	23	24	27	31	30	17
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.89	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.89	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	56	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.65	$1.46	$1.39	$1.24	$0.89	$1.11	$1.09	$1.03	$1.01
Accumulation unit value at end of period	$1.75	$1.71	$1.65	$1.46	$1.39	$1.24	$0.89	$1.11	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	10	15	17	22	326	244	213	92	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.35	$1.16	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06
Accumulation unit value at end of period	$1.47	$1.63	$1.35	$1.16	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.99	$1.55	$1.30	$1.37	$1.18	$0.87	$1.59	$1.57	$1.43	$1.33
Accumulation unit value at end of period	$2.23	$1.99	$1.55	$1.30	$1.37	$1.18	$0.87	$1.59	$1.57	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	12	13	13	13	13
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.55	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03
Accumulation unit value at end of period	$1.76	$1.55	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	35	71	79	202	234	247	236	242	277	276
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	80	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	—	—	—	—	—	—	—	—	—

132	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	665	288	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.43	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	9	20	688	561	350	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—	—
Accumulation unit value at end of period	$0.94	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.26	$1.14	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13	$1.04
Accumulation unit value at end of period	$1.72	$1.62	$1.26	$1.14	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.28	$1.75	$1.54	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.45
Accumulation unit value at end of period	$2.54	$2.28	$1.75	$1.54	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	264	272	342	372	427	426	463	471	469	465
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.05	$1.08	$0.91	$0.73	$1.23	$1.25	$1.06	$1.03
Accumulation unit value at end of period	$1.84	$1.67	$1.23	$1.05	$1.08	$0.91	$0.73	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10	$1.06
Accumulation unit value at end of period	$1.85	$1.82	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	10	399	330	261	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99
Accumulation unit value at end of period	$1.08	$1.04	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	280	289	290	321	386	457	440	396	502	485
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—	—
Accumulation unit value at end of period	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.36	$1.15	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12	$1.04
Accumulation unit value at end of period	$1.99	$1.81	$1.36	$1.15	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	7	7	7	7	7	7	7
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.44	$1.26	$1.39	$1.09	$0.70	$1.21	$1.07	$1.05	$1.02
Accumulation unit value at end of period	$1.98	$1.88	$1.44	$1.26	$1.39	$1.09	$0.70	$1.21	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	15	30	50	75	88	111	133	139	201	95
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.20	$1.05	$1.02
Accumulation unit value at end of period	$1.78	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	7	7	7	7	7	7	8
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16	$1.05
Accumulation unit value at end of period	$1.12	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	11	14	191	151	104	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.74	$2.12	$1.85	$1.93	$1.67	$1.25	$2.21	$1.91	$1.74	$1.51
Accumulation unit value at end of period	$3.01	$2.74	$2.12	$1.85	$1.93	$1.67	$1.25	$2.21	$1.91	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	441	527	832	1,138	1,468	1,598	1,905	1,920	2,109	1,681

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	133

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.30	$1.72	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41
Accumulation unit value at end of period	$2.52	$2.30	$1.72	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	49	54	54	59	79	80	79	78	79	80
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.35	$1.30	$1.23	$1.16	$1.01	$1.07	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.30	$1.35	$1.30	$1.23	$1.16	$1.01	$1.07	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	82	117	147	197	248	469	420	501	323	200
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.70	$2.76	$2.45	$2.78	$2.19	$1.59	$2.67	$2.34	$2.11	$1.82
Accumulation unit value at end of period	$3.88	$3.70	$2.76	$2.45	$2.78	$2.19	$1.59	$2.67	$2.34	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	70	92	161	181	231	335	379	342	334	251
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.63	$2.05	$1.72	$2.11	$1.90	$1.53	$2.76	$2.39	$2.06	$1.75
Accumulation unit value at end of period	$2.38	$2.63	$2.05	$1.72	$2.11	$1.90	$1.53	$2.76	$2.39	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	33	48	99	153	150	155	156	156	167	157
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.29	$1.27	$1.15	$0.86	$1.24	$1.21	$1.03	$1.03
Accumulation unit value at end of period	$1.66	$1.61	$1.43	$1.29	$1.27	$1.15	$0.86	$1.24	$1.21	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.17	$1.72	$1.52	$1.56	$1.42	$1.14	$1.84	$1.80	$1.54	$1.42
Accumulation unit value at end of period	$2.29	$2.17	$1.72	$1.52	$1.56	$1.42	$1.14	$1.84	$1.80	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	144	188	248	421	643	627	690	778	936	868
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.33	$1.21	$1.15	$0.97	$0.84	$1.16	$1.21	$1.05	$1.03
Accumulation unit value at end of period	$1.83	$1.70	$1.33	$1.21	$1.15	$0.97	$0.84	$1.16	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.78	$2.04	$1.86	$1.99	$1.58	$1.11	$1.96	$1.79	$1.67	$1.61
Accumulation unit value at end of period	$2.95	$2.78	$2.04	$1.86	$1.99	$1.58	$1.11	$1.96	$1.79	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	259	259	275	271	270	288	337	326	327	321
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.87	$1.65	$1.69	$1.49	$1.28	$1.22	$1.11	$1.00	$1.05
Accumulation unit value at end of period	$1.89	$1.88	$1.87	$1.65	$1.69	$1.49	$1.28	$1.22	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	28	42	55	88	100	278	281	335	257	120
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.16	$0.97	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12	$1.04
Accumulation unit value at end of period	$1.44	$1.50	$1.16	$0.97	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.93	$1.47	$1.26	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16	$1.04
Accumulation unit value at end of period	$2.17	$1.93	$1.47	$1.26	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	36	70	120	196	229	409	452	461	425	200
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.21	$1.03	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06	$1.03
Accumulation unit value at end of period	$1.75	$1.62	$1.21	$1.03	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	131	256	443	709	842	1,119	1,223	1,217	1,213	648
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.87	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.09	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	12	527	283	171	—	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.30	$1.20	$1.30	$1.15	$0.90	$1.28	$1.19	$1.09	$1.03
Accumulation unit value at end of period	$1.70	$1.65	$1.30	$1.20	$1.30	$1.15	$0.90	$1.28	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	7	12	13	33	35	36	36	50	58	56

134	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.31	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.95	$1.49	$1.28	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59
Accumulation unit value at end of period	$2.05	$1.95	$1.49	$1.28	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	42	57	77	170	211	226	248	238	256	245
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	9	20	603	570	445	—	—
MFS® Investors Growth Stock Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.22	$1.73	$1.50	$1.52	$1.37	$1.00	$1.61	$1.47	$1.39	$1.35
Accumulation unit value at end of period	$2.43	$2.22	$1.73	$1.50	$1.52	$1.37	$1.00	$1.61	$1.47	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	22	23	23	23	81	83	85	87	87	80
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$3.23	$2.32	$1.94	$2.20	$1.64	$1.02	$1.71	$1.70	$1.52	$1.47
Accumulation unit value at end of period	$2.95	$3.23	$2.32	$1.94	$2.20	$1.64	$1.02	$1.71	$1.70	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	41	41	42	43	77	79	81	83	83	82
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.42	$1.41	$1.31	$1.13	$1.47	$1.43	$1.30	$1.28
Accumulation unit value at end of period	$1.94	$1.82	$1.55	$1.42	$1.41	$1.31	$1.13	$1.47	$1.43	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	600	587	574	771	1,036	1,001	1,060	1,199	1,378	1,378
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.00	$3.37	$3.02	$2.87	$2.56	$1.96	$3.19	$2.53	$1.96	$1.70
Accumulation unit value at end of period	$4.43	$4.00	$3.37	$3.02	$2.87	$2.56	$1.96	$3.19	$2.53	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	3	141	222	94	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.39	$1.33	$1.04	$0.82	$1.34	$1.65	$1.21	$1.05
Accumulation unit value at end of period	$2.03	$1.59	$1.58	$1.39	$1.33	$1.04	$0.82	$1.34	$1.65	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	3	8	7	7	2
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.02	$1.58	$1.41	$1.45	$1.34	$0.95	$1.76	$1.57	$1.48	$1.43
Accumulation unit value at end of period	$2.29	$2.02	$1.58	$1.41	$1.45	$1.34	$0.95	$1.76	$1.57	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	601	651	721	852	934	954	1,076	1,042	1,092	952
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.08	$2.45	$2.06	$2.28	$2.00	$1.45	$2.47	$2.36	$2.04	$1.81
Accumulation unit value at end of period	$3.10	$3.08	$2.45	$2.06	$2.28	$2.00	$1.45	$2.47	$2.36	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	6	6	35	35	52	53	77	79	84	60
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.70	$1.73	$1.55	$1.56	$1.37	$1.18	$1.39	$1.29	$1.22	$1.21
Accumulation unit value at end of period	$1.72	$1.70	$1.73	$1.55	$1.56	$1.37	$1.18	$1.39	$1.29	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	248	285	361	492	637	996	1,034	1,099	1,014	877
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.33	$2.40	$2.07	$2.15	$1.77	$1.31	$2.14	$2.20	$1.95	$1.80
Accumulation unit value at end of period	$3.67	$3.33	$2.40	$2.07	$2.15	$1.77	$1.31	$2.14	$2.20	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	154	164	168	196	226	229	236	239	235	225
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	9	14	19	297	420	376	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.39	$1.15	$1.18	$1.17	$0.94	$1.15	$1.17	$1.16	$1.04
Accumulation unit value at end of period	$2.45	$1.95	$1.39	$1.15	$1.18	$1.17	$0.94	$1.15	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.19	$1.73	$1.44	$1.75	$1.62	$1.31	$2.38	$2.22	$1.76	$1.59
Accumulation unit value at end of period	$2.01	$2.19	$1.73	$1.44	$1.75	$1.62	$1.31	$2.38	$2.22	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	6	6	6	6	6	6	6

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	135

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.17	$1.01	$1.07	$0.86	$0.66	$1.11	$1.29	$1.11	$1.05
Accumulation unit value at end of period	$1.64	$1.61	$1.17	$1.01	$1.07	$0.86	$0.66	$1.11	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	4	10	12	13	14	30	28	100	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	221	286	944	1,488	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00	—
Accumulation unit value at end of period	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	21	27	33	39	50	414	231	250	170	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	52	115	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	22	137	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	59	59	60	21	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,131	1,572	2,379	2,636	2,685	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.19	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	1,567	2,117	2,875	2,945	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	262	281	301	323	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	60	61	61	62	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.22	$2.42	$2.16	$2.30	$1.87	$1.39	$2.06	$2.19	$1.85	$1.77
Accumulation unit value at end of period	$3.24	$3.22	$2.42	$2.16	$2.30	$1.87	$1.39	$2.06	$2.19	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	31	56	94	166	190	223	240	272	285	204
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	9	11	25	764	492	332	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.33	$1.15	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03	$1.04
Accumulation unit value at end of period	$1.97	$1.79	$1.33	$1.15	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.41	$1.99	$1.66	$1.97	$1.60	$1.08	$2.02	$1.76	$1.30	$1.09
Accumulation unit value at end of period	$2.27	$2.41	$1.99	$1.66	$1.97	$1.60	$1.08	$2.02	$1.76	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	39	66	103	162	177	328	430	335	362	220

136	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.45	$1.22	$1.28	$1.05	$0.75	$1.26	$1.21	$1.14	$1.04
Accumulation unit value at end of period	$1.97	$1.91	$1.45	$1.22	$1.28	$1.05	$0.75	$1.26	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	28	51	87	136	171	332	339	311	253	146

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.76	$1.45	$1.30	$1.72	$1.47	$0.98	$1.88	$1.59	$1.49	$1.46
Accumulation unit value at end of period	$1.82	$1.76	$1.45	$1.30	$1.72	$1.47	$0.98	$1.88	$1.59	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	4	4	3	3	3	3	4
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.30	$1.73	$1.50	$1.43	$1.29	$1.08	$1.85	$1.79	$1.55	$1.51
Accumulation unit value at end of period	$2.48	$2.30	$1.73	$1.50	$1.43	$1.29	$1.08	$1.85	$1.79	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	8	12	13	16	19	23
AB VPS International Value Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$0.88	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	$1.00	—
Accumulation unit value at end of period	$0.81	$0.88	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	10	10	215	243	158	87	—
American Century VP Inflation Protection, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.26	$1.40	$1.32	$1.20	$1.16	$1.07	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$1.29	$1.26	$1.40	$1.32	$1.20	$1.16	$1.07	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.40	$1.16	$0.97	$1.13	$1.01	$0.77	$1.41	$1.21	$1.00	—
Accumulation unit value at end of period	$1.30	$1.40	$1.16	$0.97	$1.13	$1.01	$0.77	$1.41	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.61	$1.20	$1.07	$1.07	$0.94	$0.71	$1.23	$1.03	$1.00	—
Accumulation unit value at end of period	$1.75	$1.61	$1.20	$1.07	$1.07	$0.94	$0.71	$1.23	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	30	30	30	30	30	30	186	—
American Century VP Value, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.49	$1.15	$1.02	$1.02	$0.92	$0.78	$1.08	$1.15	$1.00	—
Accumulation unit value at end of period	$1.66	$1.49	$1.15	$1.02	$1.02	$0.92	$0.78	$1.08	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.10	$1.12	$1.14	$1.15	$1.14	$1.10	$1.07	$1.06
Accumulation unit value at end of period	$1.06	$1.07	$1.09	$1.10	$1.12	$1.14	$1.15	$1.14	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	107	125	147	197	206	192	149	224	273	379
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.53	$1.59	$1.50	$1.42	$1.33	$1.18	$1.28	$1.23	$1.20	$1.19
Accumulation unit value at end of period	$1.59	$1.53	$1.59	$1.50	$1.42	$1.33	$1.18	$1.28	$1.23	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	106	116	148	151	166	590	598	761	702	548
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.78	$2.23	$1.98	$2.12	$1.84	$1.46	$2.49	$2.34	$1.98	$1.77
Accumulation unit value at end of period	$3.02	$2.78	$2.23	$1.98	$2.12	$1.84	$1.46	$2.49	$2.34	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	16	17	289	238	164	116	5
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.52	$1.56	$1.32	$1.69	$1.43	$0.83	$1.83	$1.34	$1.00	—
Accumulation unit value at end of period	$1.46	$1.52	$1.56	$1.32	$1.69	$1.43	$0.83	$1.83	$1.34	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	10	10	104	138	89	62	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.72	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	5	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	137

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.89	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.89	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.65	$1.59	$1.41	$1.34	$1.21	$0.86	$1.07	$1.06	$1.00	—
Accumulation unit value at end of period	$1.69	$1.65	$1.59	$1.41	$1.34	$1.21	$0.86	$1.07	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	18	18	18	281	179	182	95	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.50	$1.24	$1.07	$1.24	$1.10	$0.88	$1.50	$1.35	$1.10	$0.98
Accumulation unit value at end of period	$1.35	$1.50	$1.24	$1.07	$1.24	$1.10	$0.88	$1.50	$1.35	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	19	22	23	25	25	33	41	59	92	137
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.98	$1.54	$1.30	$1.36	$1.18	$0.87	$1.59	$1.56	$1.43	$1.33
Accumulation unit value at end of period	$2.22	$1.98	$1.54	$1.30	$1.36	$1.18	$0.87	$1.59	$1.56	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.52	$1.15	$1.03	$0.99	$0.86	$0.70	$1.23	$1.21	$1.06	$1.02
Accumulation unit value at end of period	$1.73	$1.52	$1.15	$1.03	$0.99	$0.86	$0.70	$1.23	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	73	81	86	95	99	121	149	231	313	327
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	626	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.43	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	537	360	266	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—	—
Accumulation unit value at end of period	$0.94	$1.00	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.39	$1.08	$0.98	$1.17	$0.94	$0.58	$1.07	$0.96	$1.00	—
Accumulation unit value at end of period	$1.47	$1.39	$1.08	$0.98	$1.17	$0.94	$0.58	$1.07	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	48	55	56	61	63	75	89	137	186	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.26	$1.74	$1.53	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.44
Accumulation unit value at end of period	$2.53	$2.26	$1.74	$1.53	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	32	32	32	32
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	$1.00	—
Accumulation unit value at end of period	$1.69	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (6/19/2006)
Accumulation unit value at beginning of period	$1.58	$1.19	$1.09	$1.17	$0.94	$0.76	$1.08	$1.12	$1.00	—
Accumulation unit value at end of period	$1.60	$1.58	$1.19	$1.09	$1.17	$0.94	$0.76	$1.08	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	355	251	223	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99
Accumulation unit value at end of period	$1.08	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	9	10	16	30	31	96	62	56	52	53

138	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—	—
Accumulation unit value at end of period	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.61	$1.21	$1.03	$1.04	$0.83	$0.62	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.77	$1.61	$1.21	$1.03	$1.04	$0.83	$0.62	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71	$1.23	$1.09	$1.00	—
Accumulation unit value at end of period	$1.99	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71	$1.23	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	7	7	7	7	7	37	—
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.59	$1.34	$1.23	$1.15	$1.01	$0.84	$1.21	$1.15	$1.00	—
Accumulation unit value at end of period	$1.69	$1.59	$1.34	$1.23	$1.15	$1.01	$0.84	$1.21	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.04	$0.86	$0.78	$0.97	$0.94	$0.73	$1.19	$1.16	$1.00	—
Accumulation unit value at end of period	$0.93	$1.04	$0.86	$0.78	$0.97	$0.94	$0.73	$1.19	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	177	115	103	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.72	$2.11	$1.84	$1.92	$1.66	$1.25	$2.21	$1.91	$1.74	$1.51
Accumulation unit value at end of period	$3.00	$2.72	$2.11	$1.84	$1.92	$1.66	$1.25	$2.21	$1.91	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	37	38	86	118	132	255	356	362	367	137
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.29	$1.71	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41
Accumulation unit value at end of period	$2.51	$2.29	$1.71	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	3	3	26	35	47	55	55	54	55	55
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.36	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	212	192	213	16	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.69	$2.75	$2.43	$2.77	$2.18	$1.59	$2.66	$2.34	$2.11	$1.81
Accumulation unit value at end of period	$3.85	$3.69	$2.75	$2.43	$2.77	$2.18	$1.59	$2.66	$2.34	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	10	10	28	41	64	179	209	178	147	116
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.62	$2.04	$1.72	$2.11	$1.89	$1.52	$2.75	$2.38	$2.05	$1.75
Accumulation unit value at end of period	$2.37	$2.62	$2.04	$1.72	$2.11	$1.89	$1.52	$2.75	$2.38	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	1	1	6	9	13	12	12	11	17	29
FTVIPT Franklin Income VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.49	$1.32	$1.19	$1.18	$1.06	$0.79	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.53	$1.49	$1.32	$1.19	$1.18	$1.06	$0.79	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.16	$1.71	$1.52	$1.55	$1.42	$1.14	$1.84	$1.80	$1.54	$1.41
Accumulation unit value at end of period	$2.28	$2.16	$1.71	$1.52	$1.55	$1.42	$1.14	$1.84	$1.80	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	133	136	161	162	186	214	267	320	471	412
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.57	$1.23	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	$1.00	—
Accumulation unit value at end of period	$1.69	$1.57	$1.23	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.76	$2.03	$1.86	$1.98	$1.57	$1.11	$1.96	$1.78	$1.66	$1.61
Accumulation unit value at end of period	$2.93	$2.76	$2.03	$1.86	$1.98	$1.57	$1.11	$1.96	$1.78	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	8	8	16	16	16	16	16	15	8	8
FTVIPT Templeton Global Bond VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.80	$1.79	$1.58	$1.62	$1.43	$1.22	$1.17	$1.07	$1.00	—
Accumulation unit value at end of period	$1.80	$1.80	$1.79	$1.58	$1.62	$1.43	$1.22	$1.17	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	18	18	18	191	171	206	131	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	139

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Templeton Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.30	$1.01	$0.85	$0.92	$0.87	$0.67	$1.19	$1.17	$1.00	—
Accumulation unit value at end of period	$1.25	$1.30	$1.01	$0.85	$0.92	$0.87	$0.67	$1.19	$1.17	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.64	$1.25	$1.07	$1.16	$0.94	$0.72	$1.16	$1.14	$1.00	—
Accumulation unit value at end of period	$1.84	$1.64	$1.25	$1.07	$1.16	$0.94	$0.72	$1.16	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	18	18	18	147	163	165	136	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	$1.00	—
Accumulation unit value at end of period	$1.62	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	32	32	32	204	248	205	214	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.09	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	418	183	120	—	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.52	$1.20	$1.10	$1.19	$1.07	$0.83	$1.18	$1.10	$1.00	—
Accumulation unit value at end of period	$1.56	$1.52	$1.20	$1.10	$1.19	$1.07	$0.83	$1.18	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.31	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.94	$1.48	$1.27	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59
Accumulation unit value at end of period	$2.04	$1.94	$1.48	$1.27	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	28	28	28	31	34	37
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	464	387	322	—	—
MFS® Investors Growth Stock Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.21	$1.72	$1.50	$1.51	$1.37	$1.00	$1.60	$1.47	$1.38	$1.35
Accumulation unit value at end of period	$2.42	$2.21	$1.72	$1.50	$1.51	$1.37	$1.00	$1.60	$1.47	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$3.21	$2.31	$1.94	$2.19	$1.64	$1.02	$1.71	$1.69	$1.52	$1.47
Accumulation unit value at end of period	$2.93	$3.21	$2.31	$1.94	$2.19	$1.64	$1.02	$1.71	$1.69	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	2	2	11	17	18	16	16	15	15	15
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.81	$1.54	$1.41	$1.41	$1.30	$1.12	$1.46	$1.43	$1.30	$1.28
Accumulation unit value at end of period	$1.93	$1.81	$1.54	$1.41	$1.41	$1.30	$1.12	$1.46	$1.43	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	3	4	21	21	45	60	62	67	70	77
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$3.98	$3.35	$3.00	$2.86	$2.56	$1.95	$3.18	$2.53	$1.96	$1.70
Accumulation unit value at end of period	$4.41	$3.98	$3.35	$3.00	$2.86	$2.56	$1.95	$3.18	$2.53	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	2	2	2	2
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	113	125	73	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

140	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23	$1.00	—
Accumulation unit value at end of period	$1.51	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.01	$1.57	$1.40	$1.44	$1.34	$0.94	$1.76	$1.57	$1.48	$1.43
Accumulation unit value at end of period	$2.28	$2.01	$1.57	$1.40	$1.44	$1.34	$0.94	$1.76	$1.57	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	5	7	20	25	49	59	66	145	171	183
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.06	$2.44	$2.05	$2.27	$1.99	$1.45	$2.46	$2.35	$2.03	$1.81
Accumulation unit value at end of period	$3.08	$3.06	$2.44	$2.05	$2.27	$1.99	$1.45	$2.46	$2.35	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	2	3	4	4	8	13	14	18	26	29
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.69	$1.72	$1.54	$1.55	$1.37	$1.17	$1.39	$1.29	$1.22	$1.21
Accumulation unit value at end of period	$1.71	$1.69	$1.72	$1.54	$1.55	$1.37	$1.17	$1.39	$1.29	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	135	136	149	149	152	447	442	577	463	401
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.31	$2.39	$2.06	$2.14	$1.76	$1.31	$2.14	$2.20	$1.94	$1.80
Accumulation unit value at end of period	$3.65	$3.31	$2.39	$2.06	$2.14	$1.76	$1.31	$2.14	$2.20	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	1	3	4	7	31	53	59	72	100	111
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	212	301	304	—	—
Putnam VT Global Health Care Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.76	$1.26	$1.04	$1.07	$1.06	$0.85	$1.04	$1.07	$1.00	—
Accumulation unit value at end of period	$2.21	$1.76	$1.26	$1.04	$1.07	$1.06	$0.85	$1.04	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.17	$1.72	$1.43	$1.75	$1.61	$1.31	$2.37	$2.22	$1.76	$1.59
Accumulation unit value at end of period	$2.00	$2.17	$1.72	$1.43	$1.75	$1.61	$1.31	$2.37	$2.22	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	29	29	33	34	34	34
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.40	$1.01	$0.87	$0.93	$0.75	$0.58	$0.97	$1.12	$1.00	—
Accumulation unit value at end of period	$1.42	$1.40	$1.01	$0.87	$0.93	$0.75	$0.58	$0.97	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	11	11	11	11	11	92	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	519	1,049	1,106	1,241	1,499	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.02	$1.00	—
Accumulation unit value at end of period	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	26	26	26	365	180	219	233	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	95	95	95	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	289	451	454	559	298	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,398	2,208	2,700	2,763	2,817	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	141

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.19	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	701	1,002	1,171	1,173	1,542	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	214	215	216	102	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.21	$2.41	$2.15	$2.29	$1.86	$1.38	$2.05	$2.19	$1.84	$1.77
Accumulation unit value at end of period	$3.23	$3.21	$2.41	$2.15	$2.29	$1.86	$1.38	$2.05	$2.19	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	10	10	10	10
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	586	329	247	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.66	$1.24	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	$1.00	—
Accumulation unit value at end of period	$1.83	$1.66	$1.24	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (6/19/2006)
Accumulation unit value at beginning of period	$1.67	$1.39	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	$1.00	—
Accumulation unit value at end of period	$1.58	$1.67	$1.39	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	10	10	156	186	109	95	—
Wanger USA (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.28	$1.08	$1.14	$0.93	$0.67	$1.12	$1.08	$1.00	—
Accumulation unit value at end of period	$1.74	$1.69	$1.28	$1.08	$1.14	$0.93	$0.67	$1.12	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	116	84	67	19	—

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Global Thematic Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.07	$0.96	$1.27	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.07	$0.96	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.41	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.01	$1.87	$1.41	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.06	$0.94	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.28	$1.06	$0.94	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.32	$1.15	$1.18	$1.00
Accumulation unit value at end of period	$1.94	$1.69	$1.32	$1.15	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
American Century VP Ultra®, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.36	$1.21	$1.22	$1.00
Accumulation unit value at end of period	$1.98	$1.83	$1.36	$1.21	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (7/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.52	$1.29	$1.29	$1.00
Accumulation unit value at end of period	$2.26	$2.20	$1.52	$1.29	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

142	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Cash Management Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.72	$1.59	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.89	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.30	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.89	$1.76	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	143

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.94	$1.74	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.28	$1.17	$1.26	$1.00
Accumulation unit value at end of period	$1.72	$1.69	$1.28	$1.17	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.05	$1.09	$1.27	$1.00
Accumulation unit value at end of period	$0.76	$0.93	$1.05	$1.09	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.00	$1.19	$1.00
Accumulation unit value at end of period	$1.34	$1.40	$1.21	$1.00	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.01	$0.91	$1.14	$1.00
Accumulation unit value at end of period	$1.09	$1.22	$1.01	$0.91	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.87	$1.70	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.11	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.72	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Overseas Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.19	$1.00	$1.23	$1.00
Accumulation unit value at end of period	$1.37	$1.52	$1.19	$1.00	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.10	$1.09	$1.00
Accumulation unit value at end of period	$1.42	$1.37	$1.22	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.19	$1.19	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Templeton Growth VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.26	$1.06	$1.15	$1.00
Accumulation unit value at end of period	$1.56	$1.62	$1.26	$1.06	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.34	$1.15	$1.24	$1.00
Accumulation unit value at end of period	$1.96	$1.76	$1.34	$1.15	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.36	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.11	$1.84	$1.36	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

144	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Invesco V.I. Comstock Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.33	$1.14	$1.18	$1.00
Accumulation unit value at end of period	$1.91	$1.78	$1.33	$1.14	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.35	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$2.20	$1.87	$1.35	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.21	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.31	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Total Return Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.49	$1.40	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.07	$1.21	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.37	$1.07	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.67	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.30	$1.16	$1.19	$1.00
Accumulation unit value at end of period	$1.88	$1.65	$1.30	$1.16	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.60	$1.59	$1.27	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.16	$1.18	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.08	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	145

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	190	217	219	121	122
Variable Portfolio – Moderate Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.36	$1.31	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	90	99	137	151	152
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.26	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	107	54
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.26	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.72	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.53	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wanger International (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.02	$1.22	$1.00
Accumulation unit value at end of period	$1.39	$1.48	$1.23	$1.02	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wanger USA (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.45	$1.22	$1.29	$1.00
Accumulation unit value at end of period	$1.97	$1.91	$1.45	$1.22	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	17	17	17	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.07	$0.89	$0.79	$1.05	$0.90	$0.60	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.11	$1.07	$0.89	$0.79	$1.05	$0.90	$0.60	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.18	$1.02	$0.97	$0.88	$0.74	$1.27	$1.23	$1.06	$1.03
Accumulation unit value at end of period	$1.68	$1.56	$1.18	$1.02	$0.97	$0.88	$0.74	$1.27	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

146	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$0.94	$0.83	$1.05	$1.02	$0.77	$1.68	$1.61	$1.21	$1.05
Accumulation unit value at end of period	$1.04	$1.13	$0.94	$0.83	$1.05	$1.02	$0.77	$1.68	$1.61	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	340	337	355	361	328	512	602	369	284	157
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.31	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01	$1.01
Accumulation unit value at end of period	$1.27	$1.25	$1.38	$1.31	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	257	283	239	259	352	335	326	435	421	264
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18	$1.06
Accumulation unit value at end of period	$1.55	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03	$1.03
Accumulation unit value at end of period	$1.66	$1.53	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	307	352	392	427	473	566	562	537	685	259
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.24	$1.10	$1.10	$0.99	$0.84	$1.17	$1.25	$1.07	$1.04
Accumulation unit value at end of period	$1.78	$1.60	$1.24	$1.10	$1.10	$0.99	$0.84	$1.17	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	42	42	42	42	42	42	42	42	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.82	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.04	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.02	$1.04	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	298	3	5	5	387	316	305	8	4
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.33	$1.26	$1.20	$1.12	$0.99	$1.08	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.33	$1.26	$1.20	$1.12	$0.99	$1.08	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	14	36	57	72	720	736	591	402	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.31	$1.17	$1.25	$1.08	$0.86	$1.47	$1.38	$1.17	$1.05
Accumulation unit value at end of period	$1.77	$1.64	$1.31	$1.17	$1.25	$1.08	$0.86	$1.47	$1.38	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	430	472	490	530	562	1,179	1,137	826	650	259
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.11	$2.18	$1.84	$2.36	$2.00	$1.17	$2.56	$1.88	$1.43	$1.08
Accumulation unit value at end of period	$2.03	$2.11	$2.18	$1.84	$2.36	$2.00	$1.17	$2.56	$1.88	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	130	131	119	129	118	209	297	181	188	103
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.69	$1.48	$1.42	$1.27	$0.84	$1.13	$1.13	$1.03	$1.01
Accumulation unit value at end of period	$1.80	$1.76	$1.69	$1.48	$1.42	$1.27	$0.84	$1.13	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	23	23	21	26	28	28	40	39	34	11
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.89	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.89	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	77	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.63	$1.44	$1.38	$1.24	$0.88	$1.10	$1.09	$1.02	$1.01
Accumulation unit value at end of period	$1.72	$1.68	$1.63	$1.44	$1.38	$1.24	$0.88	$1.10	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5	5	26	28	33	360	269	201	121	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.33	$1.15	$1.33	$1.19	$0.95	$1.61	$1.45	$1.19	$1.06
Accumulation unit value at end of period	$1.45	$1.61	$1.33	$1.15	$1.33	$1.19	$0.95	$1.61	$1.45	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.18	$1.00	$1.05	$0.91	$0.67	$1.23	$1.21	$1.11	$1.03
Accumulation unit value at end of period	$1.71	$1.52	$1.18	$1.00	$1.05	$0.91	$0.67	$1.23	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.16	$1.04	$1.00	$0.86	$0.71	$1.24	$1.22	$1.08	$1.03
Accumulation unit value at end of period	$1.74	$1.53	$1.16	$1.04	$1.00	$0.86	$0.71	$1.24	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	24	56	71	92	98	100	91	85	120	122

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	147

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	951	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	14	651	508	256	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.00	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.24	$1.13	$1.35	$1.09	$0.68	$1.24	$1.11	$1.13	$1.04
Accumulation unit value at end of period	$1.69	$1.60	$1.24	$1.13	$1.35	$1.09	$0.68	$1.24	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.22	$1.08	$1.07	$0.95	$0.77	$1.24	$1.19	$1.05	$1.02
Accumulation unit value at end of period	$1.77	$1.59	$1.22	$1.08	$1.07	$0.95	$0.77	$1.24	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	15	16	14	12	13	13
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.21	$1.04	$1.07	$0.91	$0.73	$1.22	$1.25	$1.06	$1.03
Accumulation unit value at end of period	$1.81	$1.65	$1.21	$1.04	$1.07	$0.91	$0.73	$1.22	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.36	$1.24	$1.34	$1.08	$0.88	$1.24	$1.29	$1.10	$1.06
Accumulation unit value at end of period	$1.82	$1.80	$1.36	$1.24	$1.34	$1.08	$0.88	$1.24	$1.29	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	7	369	303	188	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.08	$1.08	$1.06	$1.02	$1.07	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.04	$1.08	$1.08	$1.08	$1.06	$1.02	$1.07	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	7	6	12	12	87	52	45	20	9
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	$1.00	—	—
Accumulation unit value at end of period	$0.58	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.34	$1.14	$1.16	$0.93	$0.69	$1.18	$1.18	$1.12	$1.04
Accumulation unit value at end of period	$1.96	$1.78	$1.34	$1.14	$1.16	$0.93	$0.69	$1.18	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	15	16	13	12	13	12
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07	$1.04	$1.02
Accumulation unit value at end of period	$1.95	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	60	68	74	79	82	112	127	120	148	60
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.38	$1.28	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05	$1.02
Accumulation unit value at end of period	$1.75	$1.65	$1.38	$1.28	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

148	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.03	$0.93	$1.16	$1.13	$0.88	$1.42	$1.39	$1.15	$1.05
Accumulation unit value at end of period	$1.11	$1.24	$1.03	$0.93	$1.16	$1.13	$0.88	$1.42	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	24	26	26	222	184	107	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.43	$1.25	$1.31	$1.13	$0.85	$1.50	$1.30	$1.19	$1.03
Accumulation unit value at end of period	$2.03	$1.85	$1.43	$1.25	$1.31	$1.13	$0.85	$1.50	$1.30	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	842	908	944	1,011	1,066	1,329	1,577	1,407	1,303	722
Fidelity® VIP Growth Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.23	$1.09	$1.11	$0.91	$0.72	$1.39	$1.11	$1.06	$1.02
Accumulation unit value at end of period	$1.80	$1.65	$1.23	$1.09	$1.11	$0.91	$0.72	$1.39	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.33	$1.28	$1.22	$1.15	$1.01	$1.06	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.33	$1.28	$1.22	$1.15	$1.01	$1.06	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	213	236	211	234	256	504	509	526	288	139
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.12	$1.59	$1.40	$1.60	$1.26	$0.92	$1.54	$1.36	$1.23	$1.05
Accumulation unit value at end of period	$2.22	$2.12	$1.59	$1.40	$1.60	$1.26	$0.92	$1.54	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	106	111	120	126	128	294	365	251	188	78
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.55	$1.21	$1.02	$1.25	$1.13	$0.91	$1.64	$1.43	$1.23	$1.05
Accumulation unit value at end of period	$1.40	$1.55	$1.21	$1.02	$1.25	$1.13	$0.91	$1.64	$1.43	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	12	20	24	31	28	34	34	29	49	37
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03	$1.03
Accumulation unit value at end of period	$1.64	$1.59	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.25	$1.11	$1.14	$1.04	$0.83	$1.35	$1.32	$1.13	$1.04
Accumulation unit value at end of period	$1.66	$1.57	$1.25	$1.11	$1.14	$1.04	$0.83	$1.35	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	11	16	50	48	44	114	2
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05	$1.03
Accumulation unit value at end of period	$1.80	$1.68	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.74	$1.28	$1.17	$1.25	$0.99	$0.70	$1.24	$1.13	$1.06	$1.02
Accumulation unit value at end of period	$1.84	$1.74	$1.28	$1.17	$1.25	$0.99	$0.70	$1.24	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	5	5	5	5	5	5
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.85	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00	$1.05
Accumulation unit value at end of period	$1.86	$1.85	$1.85	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	67	75	89	102	108	325	327	339	265	69
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.15	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12	$1.04
Accumulation unit value at end of period	$1.41	$1.48	$1.15	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.46	$1.25	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16	$1.04
Accumulation unit value at end of period	$2.13	$1.91	$1.46	$1.25	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	197	218	235	259	270	451	487	440	366	189
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.33	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.20	$1.02	$1.06	$0.93	$0.74	$1.16	$1.21	$1.06	$1.03
Accumulation unit value at end of period	$1.72	$1.60	$1.20	$1.02	$1.06	$0.93	$0.74	$1.16	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	521	592	659	760	805	1,089	1,157	1,039	926	445

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	149

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.85	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	8	506	258	116	—	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.29	$1.18	$1.28	$1.15	$0.90	$1.27	$1.18	$1.08	$1.03
Accumulation unit value at end of period	$1.67	$1.63	$1.29	$1.18	$1.28	$1.15	$0.90	$1.27	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	9	11	14	14	14	14	16	22	22
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.31	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$0.95	$0.82	$0.86	$0.82	$0.56	$1.19	$1.19	$1.07	$1.03
Accumulation unit value at end of period	$1.31	$1.25	$0.95	$0.82	$0.86	$0.82	$0.56	$1.19	$1.19	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22	43	53	76	84	78	82	66	83	84
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.30	$1.02	$0.88	$0.94	$0.84	$0.62	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.30	$1.02	$0.88	$0.94	$0.84	$0.62	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	14	563	530	319	—	—
MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.31	$1.14	$1.15	$1.04	$0.76	$1.23	$1.12	$1.06	$1.03
Accumulation unit value at end of period	$1.84	$1.68	$1.31	$1.14	$1.15	$1.04	$0.76	$1.23	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.26	$1.62	$1.36	$1.55	$1.15	$0.72	$1.21	$1.20	$1.08	$1.04
Accumulation unit value at end of period	$2.06	$2.26	$1.62	$1.36	$1.55	$1.15	$0.72	$1.21	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.12	$1.12	$1.03	$0.89	$1.16	$1.14	$1.03	$1.02
Accumulation unit value at end of period	$1.52	$1.43	$1.22	$1.12	$1.12	$1.03	$0.89	$1.16	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.45	$2.07	$1.86	$1.77	$1.58	$1.21	$1.97	$1.57	$1.22	$1.06
Accumulation unit value at end of period	$2.72	$2.45	$2.07	$1.86	$1.77	$1.58	$1.21	$1.97	$1.57	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	4	129	185	68	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.56	$1.37	$1.32	$1.03	$0.82	$1.34	$1.64	$1.21	$1.05
Accumulation unit value at end of period	$2.00	$1.57	$1.56	$1.37	$1.32	$1.03	$0.82	$1.34	$1.64	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	9	9	10	12	11	8	7
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.12	$0.99	$1.02	$0.95	$0.67	$1.25	$1.12	$1.05	$1.02
Accumulation unit value at end of period	$1.61	$1.42	$1.12	$0.99	$1.02	$0.95	$0.67	$1.25	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	216	259	275	297	313	315	334	299	295	179
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.43	$1.20	$1.34	$1.17	$0.85	$1.45	$1.39	$1.20	$1.07
Accumulation unit value at end of period	$1.80	$1.79	$1.43	$1.20	$1.34	$1.17	$0.85	$1.45	$1.39	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	24	24	24	24	24	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.29	$1.31	$1.15	$0.99	$1.18	$1.09	$1.03	$1.02
Accumulation unit value at end of period	$1.43	$1.42	$1.44	$1.29	$1.31	$1.15	$0.99	$1.18	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	169	189	209	235	248	694	648	594	406	177
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.38	$1.19	$1.24	$1.02	$0.76	$1.24	$1.28	$1.13	$1.05
Accumulation unit value at end of period	$2.10	$1.91	$1.38	$1.19	$1.24	$1.02	$0.76	$1.24	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	107	107	107	107	121	147	148	151	141	139

150	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	45	46	53	277	426	304	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.92	$1.38	$1.14	$1.17	$1.16	$0.94	$1.15	$1.17	$1.16	$1.04
Accumulation unit value at end of period	$2.41	$1.92	$1.38	$1.14	$1.17	$1.16	$0.94	$1.15	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.13	$0.94	$1.15	$1.06	$0.86	$1.57	$1.47	$1.17	$1.05
Accumulation unit value at end of period	$1.31	$1.43	$1.13	$0.94	$1.15	$1.06	$0.86	$1.57	$1.47	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.63	$1.21	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.63	$1.21	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.15	$1.00	$1.06	$0.86	$0.66	$1.10	$1.28	$1.11	$1.05
Accumulation unit value at end of period	$1.62	$1.59	$1.15	$1.00	$1.06	$0.86	$0.66	$1.10	$1.28	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	15	19	46	46	41	70	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.19	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	554	649	660	1,315	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	$1.00	—
Accumulation unit value at end of period	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	30	39	48	499	290	276	239	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	268	321	498	853	794	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,696	1,848	2,210	2,921	3,158	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	118	—	121	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	654	2,123	2,709	2,954	2,493	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	125	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	77	135	137	140	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.42	$1.27	$1.35	$1.10	$0.82	$1.22	$1.30	$1.10	$1.05
Accumulation unit value at end of period	$1.90	$1.89	$1.42	$1.27	$1.35	$1.10	$0.82	$1.22	$1.30	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	201	214	243	265	270	302	313	332	301	202

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	151

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	14	688	453	244	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.32	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03	$1.04
Accumulation unit value at end of period	$1.94	$1.76	$1.32	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.38	$1.97	$1.65	$1.96	$1.59	$1.08	$2.01	$1.76	$1.30	$1.08
Accumulation unit value at end of period	$2.24	$2.38	$1.97	$1.65	$1.96	$1.59	$1.08	$2.01	$1.76	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	151	153	157	178	173	316	398	268	254	146
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.43	$1.21	$1.27	$1.05	$0.75	$1.26	$1.21	$1.14	$1.04
Accumulation unit value at end of period	$1.94	$1.88	$1.43	$1.21	$1.27	$1.05	$0.75	$1.26	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	107	116	131	147	159	295	294	241	172	100

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.43	$1.28	$1.70	$1.46	$0.97	$1.87	$1.58	$1.48	$1.45
Accumulation unit value at end of period	$1.79	$1.73	$1.43	$1.28	$1.70	$1.46	$0.97	$1.87	$1.58	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.24	$1.69	$1.47	$1.40	$1.26	$1.07	$1.83	$1.77	$1.54	$1.49
Accumulation unit value at end of period	$2.41	$2.24	$1.69	$1.47	$1.40	$1.26	$1.07	$1.83	$1.77	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$0.93	$0.83	$1.05	$1.02	$0.77	$1.67	$1.61	$1.21	$1.05
Accumulation unit value at end of period	$1.04	$1.13	$0.93	$0.83	$1.05	$1.02	$0.77	$1.67	$1.61	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	8	17	18	19	22	104	139	77	30	25
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.38	$1.30	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01	$1.01
Accumulation unit value at end of period	$1.26	$1.24	$1.38	$1.30	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	14	12	14	26	58	52	72	78	67
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18	$1.06
Accumulation unit value at end of period	$1.54	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03	$1.03
Accumulation unit value at end of period	$1.65	$1.52	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	28	54	55	56	44	66	66	62	60	35
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.23	$1.09	$1.10	$0.99	$0.84	$1.16	$1.25	$1.07	$1.04
Accumulation unit value at end of period	$1.77	$1.60	$1.23	$1.09	$1.10	$0.99	$0.84	$1.16	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.82	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99	$0.98
Accumulation unit value at end of period	$0.97	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	47	21	5	3	1
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.31	$1.37	$1.29	$1.23	$1.15	$1.02	$1.11	$1.07	$1.04	$1.04
Accumulation unit value at end of period	$1.36	$1.31	$1.37	$1.29	$1.23	$1.15	$1.02	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	234	295	259	113	15

152	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.74	$2.20	$1.96	$2.09	$1.82	$1.45	$2.47	$2.32	$1.97	$1.76
Accumulation unit value at end of period	$2.97	$2.74	$2.20	$1.96	$2.09	$1.82	$1.45	$2.47	$2.32	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	6	7	8	8	14	156	152	92	48	34
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.10	$2.17	$1.83	$2.35	$2.00	$1.16	$2.55	$1.88	$1.42	$1.08
Accumulation unit value at end of period	$2.02	$2.10	$2.17	$1.83	$2.35	$2.00	$1.16	$2.55	$1.88	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	3	13	12	13	8	42	65	37	19	16
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.68	$1.47	$1.42	$1.26	$0.83	$1.13	$1.13	$1.03	$1.01
Accumulation unit value at end of period	$1.79	$1.75	$1.68	$1.47	$1.42	$1.26	$0.83	$1.13	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	5	14	16	18	19	17
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.89	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.89	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	8	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.62	$1.44	$1.37	$1.23	$0.88	$1.10	$1.09	$1.02	$1.01
Accumulation unit value at end of period	$1.71	$1.68	$1.62	$1.44	$1.37	$1.23	$0.88	$1.10	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	137	96	78	15	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.33	$1.15	$1.33	$1.19	$0.94	$1.61	$1.45	$1.19	$1.06
Accumulation unit value at end of period	$1.44	$1.60	$1.33	$1.15	$1.33	$1.19	$0.94	$1.61	$1.45	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.94	$1.52	$1.28	$1.34	$1.17	$0.86	$1.58	$1.55	$1.42	$1.33
Accumulation unit value at end of period	$2.18	$1.94	$1.52	$1.28	$1.34	$1.17	$0.86	$1.58	$1.55	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.16	$1.03	$1.00	$0.86	$0.70	$1.24	$1.22	$1.08	$1.03
Accumulation unit value at end of period	$1.73	$1.52	$1.16	$1.03	$1.00	$0.86	$0.70	$1.24	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	3	4	8	9	10	9	8	8	8
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.41	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	246	195	113	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$0.99	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.99	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.24	$1.13	$1.35	$1.08	$0.67	$1.24	$1.11	$1.13	$1.04
Accumulation unit value at end of period	$1.68	$1.59	$1.24	$1.13	$1.35	$1.08	$0.67	$1.24	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.23	$1.72	$1.51	$1.51	$1.34	$1.08	$1.74	$1.68	$1.48	$1.44
Accumulation unit value at end of period	$2.48	$2.23	$1.72	$1.51	$1.51	$1.34	$1.08	$1.74	$1.68	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	6	6	7	7	7

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	153

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.21	$1.04	$1.07	$0.90	$0.73	$1.22	$1.24	$1.06	$1.03
Accumulation unit value at end of period	$1.80	$1.64	$1.21	$1.04	$1.07	$0.90	$0.73	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.36	$1.24	$1.34	$1.08	$0.87	$1.24	$1.29	$1.10	$1.06
Accumulation unit value at end of period	$1.82	$1.79	$1.36	$1.24	$1.34	$1.08	$0.87	$1.24	$1.29	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	144	115	84	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.05	$1.05	$1.04	$1.00	$1.04	$1.01	$0.98	$0.98
Accumulation unit value at end of period	$1.06	$1.02	$1.05	$1.05	$1.05	$1.04	$1.00	$1.04	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	34	63	47	45	39	34
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—	—
Accumulation unit value at end of period	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.34	$1.14	$1.15	$0.92	$0.69	$1.18	$1.18	$1.12	$1.04
Accumulation unit value at end of period	$1.95	$1.77	$1.34	$1.14	$1.15	$0.92	$0.69	$1.18	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.41	$1.25	$1.38	$1.08	$0.70	$1.20	$1.07	$1.04	$1.02
Accumulation unit value at end of period	$1.94	$1.85	$1.41	$1.25	$1.38	$1.08	$0.70	$1.20	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	3	7	8	7	12	7
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05	$1.02
Accumulation unit value at end of period	$1.74	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.02	$0.92	$1.15	$1.13	$0.87	$1.42	$1.39	$1.15	$1.05
Accumulation unit value at end of period	$1.10	$1.24	$1.02	$0.92	$1.15	$1.13	$0.87	$1.42	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	90	76	54	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.68	$2.08	$1.82	$1.90	$1.65	$1.24	$2.19	$1.90	$1.73	$1.50
Accumulation unit value at end of period	$2.94	$2.68	$2.08	$1.82	$1.90	$1.65	$1.24	$2.19	$1.90	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	65	72	105	108	113	157	222	194	139	66
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.26	$1.68	$1.50	$1.52	$1.25	$0.99	$1.91	$1.53	$1.46	$1.40
Accumulation unit value at end of period	$2.47	$2.26	$1.68	$1.50	$1.52	$1.25	$0.99	$1.91	$1.53	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	8	8	8	2
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.33	$1.28	$1.21	$1.14	$1.01	$1.06	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.33	$1.28	$1.21	$1.14	$1.01	$1.06	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	31	38	37	41	53	197	197	203	110	67
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.63	$2.71	$2.40	$2.74	$2.16	$1.57	$2.64	$2.33	$2.10	$1.81
Accumulation unit value at end of period	$3.79	$3.63	$2.71	$2.40	$2.74	$2.16	$1.57	$2.64	$2.33	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	24	25	38	40	56	84	107	85	65	30
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.57	$2.01	$1.69	$2.08	$1.87	$1.51	$2.73	$2.37	$2.04	$1.75
Accumulation unit value at end of period	$2.32	$2.57	$2.01	$1.69	$2.08	$1.87	$1.51	$2.73	$2.37	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	4	4	4	4	5	3	2
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03	$1.03
Accumulation unit value at end of period	$1.63	$1.58	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.12	$1.68	$1.50	$1.53	$1.40	$1.13	$1.82	$1.79	$1.54	$1.41
Accumulation unit value at end of period	$2.24	$2.12	$1.68	$1.50	$1.53	$1.40	$1.13	$1.82	$1.79	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	27	27	27	27	145	152	167	153

154	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05	$1.03
Accumulation unit value at end of period	$1.79	$1.67	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.72	$2.00	$1.83	$1.95	$1.56	$1.10	$1.94	$1.77	$1.66	$1.61
Accumulation unit value at end of period	$2.88	$2.72	$2.00	$1.83	$1.95	$1.56	$1.10	$1.94	$1.77	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	5	12	12	12	8
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.84	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00	$1.05
Accumulation unit value at end of period	$1.85	$1.85	$1.84	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	4	3	4	6	100	108	110	45	22
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.14	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12	$1.04
Accumulation unit value at end of period	$1.41	$1.47	$1.14	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.45	$1.24	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16	$1.04
Accumulation unit value at end of period	$2.12	$1.90	$1.45	$1.24	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7	13	14	15	18	72	86	80	31	19
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.33	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.19	$1.02	$1.06	$0.93	$0.73	$1.16	$1.21	$1.06	$1.03
Accumulation unit value at end of period	$1.71	$1.59	$1.19	$1.02	$1.06	$0.93	$0.73	$1.16	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	27	29	33	47	167	198	155	101	75
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	196	97	54	—	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.28	$1.18	$1.28	$1.14	$0.89	$1.27	$1.18	$1.08	$1.03
Accumulation unit value at end of period	$1.67	$1.62	$1.28	$1.18	$1.28	$1.14	$0.89	$1.27	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	1	1	1
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.31	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.91	$1.46	$1.26	$1.32	$1.26	$0.86	$1.82	$1.83	$1.64	$1.58
Accumulation unit value at end of period	$2.00	$1.91	$1.46	$1.26	$1.32	$1.26	$0.86	$1.82	$1.83	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	3	14	14	15	13	13	13
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	212	199	137	—	—
MFS® Investors Growth Stock Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.17	$1.70	$1.48	$1.49	$1.35	$0.99	$1.59	$1.46	$1.38	$1.34
Accumulation unit value at end of period	$2.38	$2.17	$1.70	$1.48	$1.49	$1.35	$0.99	$1.59	$1.46	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$3.16	$2.27	$1.91	$2.17	$1.62	$1.01	$1.70	$1.68	$1.51	$1.46
Accumulation unit value at end of period	$2.88	$3.16	$2.27	$1.91	$2.17	$1.62	$1.01	$1.70	$1.68	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29	$1.28
Accumulation unit value at end of period	$1.89	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	18	18	48	48	48	38	38	34	29	13

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	155

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95	$1.70
Accumulation unit value at end of period	$4.33	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	5	5	5	5	5
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	45	73	26	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.56	$1.37	$1.31	$1.03	$0.81	$1.34	$1.64	$1.21	$1.05
Accumulation unit value at end of period	$1.99	$1.56	$1.56	$1.37	$1.31	$1.03	$0.81	$1.34	$1.64	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	1	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.98	$1.55	$1.38	$1.43	$1.33	$0.93	$1.75	$1.56	$1.47	$1.42
Accumulation unit value at end of period	$2.24	$1.98	$1.55	$1.38	$1.43	$1.33	$0.93	$1.75	$1.56	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	3	5	6	7	16	28	30	25	28	26
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.01	$2.41	$2.02	$2.24	$1.97	$1.44	$2.44	$2.34	$2.02	$1.80
Accumulation unit value at end of period	$3.02	$3.01	$2.41	$2.02	$2.24	$1.97	$1.44	$2.44	$2.34	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.66	$1.69	$1.52	$1.53	$1.36	$1.16	$1.38	$1.28	$1.21	$1.20
Accumulation unit value at end of period	$1.68	$1.66	$1.69	$1.52	$1.53	$1.36	$1.16	$1.38	$1.28	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	30	33	105	107	118	274	385	371	276	233
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.26	$2.35	$2.03	$2.11	$1.75	$1.29	$2.12	$2.18	$1.94	$1.79
Accumulation unit value at end of period	$3.58	$3.26	$2.35	$2.03	$2.11	$1.75	$1.29	$2.12	$2.18	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	18	19	33	34	45	41	42	41	39	16
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	110	170	135	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.16	$1.04
Accumulation unit value at end of period	$2.40	$1.91	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.14	$1.70	$1.41	$1.73	$1.59	$1.30	$2.36	$2.21	$1.76	$1.59
Accumulation unit value at end of period	$1.96	$2.14	$1.70	$1.41	$1.73	$1.59	$1.30	$2.36	$2.21	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.63	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.63	$1.21	$1.05	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.15	$0.99	$1.06	$0.85	$0.66	$1.10	$1.28	$1.11	$1.05
Accumulation unit value at end of period	$1.61	$1.58	$1.15	$0.99	$1.06	$0.85	$0.66	$1.10	$1.28	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5	10	10	10	10	10	10	10	7	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.19	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	291	294	297	300	242	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03	$1.00	—
Accumulation unit value at end of period	$1.30	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	181	102	95	37	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

156	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.13	$1.12	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	179	187	208	418	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.17	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.17	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	482	578	582	566	559	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.17	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.17	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	596	969	1,031	1,295	1,375	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.07	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.07	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	884	1,019	1,043	1,112	1,139	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.14	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.14	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	76	78	100	104	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	157	159	82	84	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.15	$2.38	$2.13	$2.26	$1.84	$1.37	$2.04	$2.17	$1.84	$1.76
Accumulation unit value at end of period	$3.17	$3.15	$2.38	$2.13	$2.26	$1.84	$1.37	$2.04	$2.17	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	5	7	16	17	17	16	17
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	259	167	106	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03	$1.04
Accumulation unit value at end of period	$1.94	$1.75	$1.31	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	16	16	16	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.37	$1.96	$1.64	$1.95	$1.59	$1.08	$2.01	$1.75	$1.30	$1.08
Accumulation unit value at end of period	$2.23	$2.37	$1.96	$1.64	$1.95	$1.59	$1.08	$2.01	$1.75	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	3	11	11	12	15	63	90	52	27	24
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.42	$1.20	$1.27	$1.04	$0.75	$1.25	$1.21	$1.14	$1.04
Accumulation unit value at end of period	$1.93	$1.87	$1.42	$1.20	$1.27	$1.04	$0.75	$1.25	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	5	8	64	64	47	20	18

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$0.87	$0.79	$1.04	$0.90	$0.59	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.09	$1.06	$0.87	$0.79	$1.04	$0.90	$0.59	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.16	$1.00	$0.96	$0.87	$0.73	$1.26	$1.22	$1.06	$1.03
Accumulation unit value at end of period	$1.65	$1.53	$1.16	$1.00	$0.96	$0.87	$0.73	$1.26	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$0.92	$0.82	$1.04	$1.01	$0.76	$1.67	$1.60	$1.21	$1.05
Accumulation unit value at end of period	$1.02	$1.11	$0.92	$0.82	$1.04	$1.01	$0.76	$1.67	$1.60	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	9	28	46	43	39	269	262	105	43	28

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	157

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.29	$1.17	$1.14	$1.05	$1.08	$1.01	$1.01	$1.01
Accumulation unit value at end of period	$1.24	$1.23	$1.36	$1.29	$1.17	$1.14	$1.05	$1.08	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	33	36	35	46	43	37	54	84	50
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.36	$1.14	$1.32	$1.19	$0.91	$1.67	$1.44	$1.18	$1.06
Accumulation unit value at end of period	$1.52	$1.64	$1.36	$1.14	$1.32	$1.19	$0.91	$1.67	$1.44	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.62	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.12	$1.00	$1.01	$0.88	$0.67	$1.16	$0.98	$1.03	$1.03
Accumulation unit value at end of period	$1.62	$1.50	$1.12	$1.00	$1.01	$0.88	$0.67	$1.16	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6	26	45	46	52	53	53	49	99	36
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.22	$1.08	$1.09	$0.98	$0.83	$1.16	$1.24	$1.07	$1.04
Accumulation unit value at end of period	$1.75	$1.57	$1.22	$1.08	$1.09	$0.98	$0.83	$1.16	$1.24	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	27	27	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.02	$1.04	$1.06	$1.07	$1.07	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$1.00	$1.02	$1.04	$1.06	$1.07	$1.07	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	209	6	3	6	4
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.31	$1.24	$1.18	$1.11	$0.99	$1.07	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.31	$1.24	$1.18	$1.11	$0.99	$1.07	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	4	5	946	569	475	98	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.29	$1.15	$1.23	$1.07	$0.86	$1.46	$1.38	$1.17	$1.05
Accumulation unit value at end of period	$1.73	$1.61	$1.29	$1.15	$1.23	$1.07	$0.86	$1.46	$1.38	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	46	71	69	75	790	522	227	110	51
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.07	$2.15	$1.81	$2.33	$1.98	$1.16	$2.54	$1.87	$1.42	$1.08
Accumulation unit value at end of period	$1.99	$2.07	$2.15	$1.81	$2.33	$1.98	$1.16	$2.54	$1.87	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	3	11	14	14	13	109	125	48	27	15
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.66	$1.46	$1.40	$1.25	$0.83	$1.13	$1.12	$1.03	$1.01
Accumulation unit value at end of period	$1.76	$1.73	$1.66	$1.46	$1.40	$1.25	$0.83	$1.13	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	27	31	31	32	9	9	10	11	18	9
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.89	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.89	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	11	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.60	$1.42	$1.36	$1.22	$0.87	$1.09	$1.08	$1.02	$1.01
Accumulation unit value at end of period	$1.69	$1.65	$1.60	$1.42	$1.36	$1.22	$0.87	$1.09	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	2	2	484	214	139	26	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.31	$1.13	$1.32	$1.18	$0.94	$1.60	$1.45	$1.18	$1.06
Accumulation unit value at end of period	$1.42	$1.58	$1.31	$1.13	$1.32	$1.18	$0.94	$1.60	$1.45	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.16	$0.99	$1.04	$0.90	$0.67	$1.22	$1.21	$1.10	$1.03
Accumulation unit value at end of period	$1.67	$1.49	$1.16	$0.99	$1.04	$0.90	$0.67	$1.22	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.14	$1.02	$0.99	$0.85	$0.70	$1.23	$1.22	$1.07	$1.03
Accumulation unit value at end of period	$1.70	$1.50	$1.14	$1.02	$0.99	$0.85	$0.70	$1.23	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	15	15
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

158	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	3	4	869	443	185	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2007)
Accumulation unit value at beginning of period	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.22	$1.12	$1.34	$1.08	$0.67	$1.24	$1.11	$1.12	$1.04
Accumulation unit value at end of period	$1.66	$1.57	$1.22	$1.12	$1.34	$1.08	$0.67	$1.24	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.20	$1.06	$1.06	$0.94	$0.76	$1.23	$1.19	$1.05	$1.02
Accumulation unit value at end of period	$1.74	$1.56	$1.20	$1.06	$1.06	$0.94	$0.76	$1.23	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	17	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.19	$1.03	$1.06	$0.90	$0.72	$1.21	$1.24	$1.06	$1.03
Accumulation unit value at end of period	$1.77	$1.62	$1.19	$1.03	$1.06	$0.90	$0.72	$1.21	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.34	$1.22	$1.33	$1.07	$0.87	$1.23	$1.28	$1.09	$1.06
Accumulation unit value at end of period	$1.79	$1.77	$1.34	$1.22	$1.33	$1.07	$0.87	$1.23	$1.28	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	2	2	489	265	137	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.06	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$1.06	$1.06	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	67	67	67	67	—	139	19	16	8	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	$1.00	—	—
Accumulation unit value at end of period	$0.57	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.32	$1.13	$1.14	$0.92	$0.69	$1.18	$1.18	$1.11	$1.04
Accumulation unit value at end of period	$1.92	$1.75	$1.32	$1.13	$1.14	$0.92	$0.69	$1.18	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.40	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07	$1.04	$1.02
Accumulation unit value at end of period	$1.91	$1.82	$1.40	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	5	8	8	9	10	12	11	20	8
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87	$1.25	$1.19	$1.04	$1.02
Accumulation unit value at end of period	$1.71	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87	$1.25	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	6	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.01	$0.91	$1.14	$1.12	$0.87	$1.41	$1.38	$1.15	$1.05
Accumulation unit value at end of period	$1.08	$1.22	$1.01	$0.91	$1.14	$1.12	$0.87	$1.41	$1.38	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	159

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	2	2	336	161	111	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.41	$1.23	$1.29	$1.12	$0.84	$1.50	$1.30	$1.18	$1.03
Accumulation unit value at end of period	$1.99	$1.81	$1.41	$1.23	$1.29	$1.12	$0.84	$1.50	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	24	56	83	84	79	215	429	291	197	105
Fidelity® VIP Growth Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.21	$1.08	$1.09	$0.90	$0.71	$1.38	$1.11	$1.06	$1.02
Accumulation unit value at end of period	$1.76	$1.62	$1.21	$1.08	$1.09	$0.90	$0.71	$1.38	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.31	$1.26	$1.20	$1.14	$1.00	$1.05	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.26	$1.31	$1.26	$1.20	$1.14	$1.00	$1.05	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	11	36	41	38	47	470	281	264	87	52
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.08	$1.56	$1.38	$1.58	$1.25	$0.91	$1.53	$1.35	$1.22	$1.05
Accumulation unit value at end of period	$2.17	$2.08	$1.56	$1.38	$1.58	$1.25	$0.91	$1.53	$1.35	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	37	42	48	47	13	181	189	73	27	12
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.19	$1.01	$1.24	$1.12	$0.90	$1.63	$1.42	$1.23	$1.05
Accumulation unit value at end of period	$1.38	$1.53	$1.19	$1.01	$1.24	$1.12	$0.90	$1.63	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	6	3
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.26	$1.25	$1.13	$0.84	$1.22	$1.20	$1.03	$1.03
Accumulation unit value at end of period	$1.60	$1.56	$1.39	$1.26	$1.25	$1.13	$0.84	$1.22	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.55	$1.23	$1.09	$1.12	$1.03	$0.83	$1.34	$1.32	$1.13	$1.04
Accumulation unit value at end of period	$1.63	$1.55	$1.23	$1.09	$1.12	$1.03	$0.83	$1.34	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	33	33	56	33
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.29	$1.18	$1.13	$0.95	$0.82	$1.15	$1.20	$1.04	$1.03
Accumulation unit value at end of period	$1.76	$1.65	$1.29	$1.18	$1.13	$0.95	$0.82	$1.15	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.26	$1.16	$1.24	$0.98	$0.70	$1.23	$1.13	$1.06	$1.02
Accumulation unit value at end of period	$1.81	$1.71	$1.26	$1.16	$1.24	$0.98	$0.70	$1.23	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.82	$1.61	$1.65	$1.47	$1.26	$1.20	$1.10	$1.00	$1.05
Accumulation unit value at end of period	$1.82	$1.82	$1.82	$1.61	$1.65	$1.47	$1.26	$1.20	$1.10	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	10	12	12	13	342	213	198	62	19
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.13	$0.95	$1.04	$0.98	$0.76	$1.34	$1.34	$1.11	$1.04
Accumulation unit value at end of period	$1.39	$1.45	$1.13	$0.95	$1.04	$0.98	$0.76	$1.34	$1.34	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.43	$1.23	$1.34	$1.09	$0.83	$1.34	$1.32	$1.16	$1.04
Accumulation unit value at end of period	$2.09	$1.87	$1.43	$1.23	$1.34	$1.09	$0.83	$1.34	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	12	20	20	22	173	183	138	44	18
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.18	$1.01	$1.05	$0.92	$0.73	$1.16	$1.20	$1.05	$1.03
Accumulation unit value at end of period	$1.69	$1.57	$1.18	$1.01	$1.05	$0.92	$0.73	$1.16	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	50	84	88	98	346	337	201	143	72
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.82	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

160	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	3	3	691	220	82	—	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.27	$1.17	$1.27	$1.13	$0.89	$1.27	$1.18	$1.08	$1.02
Accumulation unit value at end of period	$1.64	$1.60	$1.27	$1.17	$1.27	$1.13	$0.89	$1.27	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	2
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.30	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.30	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$0.94	$0.81	$0.85	$0.81	$0.56	$1.18	$1.19	$1.07	$1.03
Accumulation unit value at end of period	$1.28	$1.23	$0.94	$0.81	$0.85	$0.81	$0.56	$1.18	$1.19	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	6	6
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	3	3	743	458	213	—	—
MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.29	$1.12	$1.14	$1.03	$0.76	$1.22	$1.12	$1.06	$1.03
Accumulation unit value at end of period	$1.80	$1.65	$1.29	$1.12	$1.14	$1.03	$0.76	$1.22	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.22	$1.60	$1.34	$1.53	$1.14	$0.71	$1.20	$1.19	$1.07	$1.04
Accumulation unit value at end of period	$2.02	$2.22	$1.60	$1.34	$1.53	$1.14	$0.71	$1.20	$1.19	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.10	$1.10	$1.02	$0.88	$1.16	$1.13	$1.03	$1.02
Accumulation unit value at end of period	$1.49	$1.40	$1.20	$1.10	$1.10	$1.02	$0.88	$1.16	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.41	$2.04	$1.83	$1.75	$1.57	$1.20	$1.96	$1.56	$1.21	$1.06
Accumulation unit value at end of period	$2.66	$2.41	$2.04	$1.83	$1.75	$1.57	$1.20	$1.96	$1.56	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	47	47	1	154	161	45	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.54	$1.35	$1.30	$1.02	$0.81	$1.33	$1.64	$1.21	$1.05
Accumulation unit value at end of period	$1.96	$1.54	$1.54	$1.35	$1.30	$1.02	$0.81	$1.33	$1.64	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	4	4
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.10	$0.98	$1.01	$0.94	$0.66	$1.24	$1.11	$1.05	$1.02
Accumulation unit value at end of period	$1.58	$1.40	$1.10	$0.98	$1.01	$0.94	$0.66	$1.24	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	22	37	49	49	36	34	81	75	75	63
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.41	$1.19	$1.32	$1.16	$0.85	$1.44	$1.38	$1.20	$1.07
Accumulation unit value at end of period	$1.77	$1.76	$1.41	$1.19	$1.32	$1.16	$0.85	$1.44	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.42	$1.28	$1.29	$1.14	$0.98	$1.17	$1.08	$1.03	$1.02
Accumulation unit value at end of period	$1.40	$1.39	$1.42	$1.28	$1.29	$1.14	$0.98	$1.17	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9	25	31	29	33	685	408	319	107	61
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.36	$1.17	$1.22	$1.01	$0.75	$1.23	$1.27	$1.13	$1.04
Accumulation unit value at end of period	$2.06	$1.88	$1.36	$1.17	$1.22	$1.01	$0.75	$1.23	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	1	1	388	372	237	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	161

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.35	$1.13	$1.16	$1.15	$0.93	$1.14	$1.17	$1.15	$1.04
Accumulation unit value at end of period	$2.37	$1.89	$1.35	$1.13	$1.16	$1.15	$0.93	$1.14	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.11	$0.93	$1.14	$1.05	$0.86	$1.56	$1.46	$1.16	$1.05
Accumulation unit value at end of period	$1.28	$1.40	$1.11	$0.93	$1.14	$1.05	$0.86	$1.56	$1.46	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.62	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.62	$1.21	$1.05	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.13	$0.98	$1.05	$0.85	$0.65	$1.10	$1.28	$1.11	$1.05
Accumulation unit value at end of period	$1.58	$1.56	$1.13	$0.98	$1.05	$0.85	$0.65	$1.10	$1.28	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	14	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	270	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	565	579	735	832	1,055	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00	—
Accumulation unit value at end of period	$1.28	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	3	3	674	211	180	57	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	132	167	171	314	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,323	2,464	2,641	2,786	2,308	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,520	3,182	3,119	4,088	4,526	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,353	2,400	2,471	2,528	1,657	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,135	1,890	2,960	3,588	3,737	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.07	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.20	$1.14	$1.07	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	117	119	122	124	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.20	$1.14	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	360	536	1,069	1,165	1,202	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.40	$1.25	$1.33	$1.09	$0.81	$1.21	$1.29	$1.09	$1.05
Accumulation unit value at end of period	$1.86	$1.85	$1.40	$1.25	$1.33	$1.09	$0.81	$1.21	$1.29	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	17	29	41	42	31	33	35	35	37	29
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	50	50	45	4	900	388	173	—	—

162	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.13	$1.22	$1.02	$0.76	$1.22	$1.17	$1.03	$1.04
Accumulation unit value at end of period	$1.91	$1.73	$1.30	$1.13	$1.22	$1.02	$0.76	$1.22	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.33	$1.94	$1.62	$1.93	$1.57	$1.07	$2.00	$1.75	$1.30	$1.08
Accumulation unit value at end of period	$2.19	$2.33	$1.94	$1.62	$1.93	$1.57	$1.07	$2.00	$1.75	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	4	13	19	20	20	156	176	67	37	22
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.41	$1.19	$1.26	$1.04	$0.74	$1.25	$1.21	$1.14	$1.04
Accumulation unit value at end of period	$1.90	$1.85	$1.41	$1.19	$1.26	$1.04	$0.74	$1.25	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	11	18	18	20	170	121	60	25	17

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Global Thematic Growth Portfolio (Class B) (10/1/2007)
Accumulation unit value at beginning of period	$0.90	$0.75	$0.67	$0.89	$0.77	$0.51	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.90	$0.75	$0.67	$0.89	$0.77	$0.51	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (10/1/2007)
Accumulation unit value at beginning of period	$1.17	$0.89	$0.77	$0.74	$0.67	$0.56	$0.97	$1.00
Accumulation unit value at end of period	$1.26	$1.17	$0.89	$0.77	$0.74	$0.67	$0.56	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (10/1/2007)
Accumulation unit value at beginning of period	$0.63	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94	$1.00
Accumulation unit value at end of period	$0.57	$0.63	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (10/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	1	—
American Century VP Ultra®, Class II (10/1/2007)
Accumulation unit value at beginning of period	$1.33	$0.99	$0.89	$0.89	$0.79	$0.59	$1.04	$1.00
Accumulation unit value at end of period	$1.43	$1.33	$0.99	$0.89	$0.89	$0.79	$0.59	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
American Century VP Value, Class II (10/1/2007)
Accumulation unit value at beginning of period	$1.22	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90	$1.00
Accumulation unit value at end of period	$1.35	$1.22	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (10/1/2007)
Accumulation unit value at beginning of period	$1.67	$1.16	$0.99	$0.99	$0.81	$0.57	$0.99	$1.00
Accumulation unit value at end of period	$1.71	$1.67	$1.16	$0.99	$0.99	$0.81	$0.57	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.94	$0.96	$0.98	$0.99	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.91	$0.92	$0.94	$0.96	$0.98	$0.99	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	106	115	154	154	157	160	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.17	$1.11	$1.05	$0.93	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.18	$1.23	$1.17	$1.11	$1.05	$0.93	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.04	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96	$1.00
Accumulation unit value at end of period	$1.13	$1.04	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$0.85	$0.88	$0.74	$0.96	$0.82	$0.48	$1.05	$1.00
Accumulation unit value at end of period	$0.82	$0.85	$0.88	$0.74	$0.96	$0.82	$0.48	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.26	$1.22	$1.09	$0.72	$0.98	$1.00
Accumulation unit value at end of period	$1.52	$1.49	$1.43	$1.26	$1.22	$1.09	$0.72	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.89	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.89	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	163

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.44	$1.27	$1.22	$1.10	$0.79	$0.99	$1.00
Accumulation unit value at end of period	$1.51	$1.48	$1.44	$1.27	$1.22	$1.10	$0.79	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$0.97	$0.81	$0.70	$0.82	$0.73	$0.58	$1.00	$1.00
Accumulation unit value at end of period	$0.88	$0.97	$0.81	$0.70	$0.82	$0.73	$0.58	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.14	$0.89	$0.76	$0.80	$0.69	$0.51	$0.94	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$0.89	$0.76	$0.80	$0.69	$0.51	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.15	$0.87	$0.78	$0.76	$0.66	$0.54	$0.95	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$0.87	$0.78	$0.76	$0.66	$0.54	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	627	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (10/1/2007)
Accumulation unit value at beginning of period	$1.25	$0.94	$0.85	$0.89	$0.74	$0.60	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.25	$0.94	$0.85	$0.89	$0.74	$0.60	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (10/1/2007)
Accumulation unit value at beginning of period	$0.87	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01	$1.00
Accumulation unit value at end of period	$0.81	$0.87	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.22	$0.90	$0.78	$0.86	$0.72	$0.52	$0.96	$1.00
Accumulation unit value at end of period	$1.35	$1.22	$0.90	$0.78	$0.86	$0.72	$0.52	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.21	$0.94	$0.83	$0.83	$0.73	$0.59	$0.96	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$0.94	$0.83	$0.83	$0.73	$0.59	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (10/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.03	$0.95	$1.03	$0.83	$0.67	$0.95	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.03	$0.95	$1.03	$0.83	$0.67	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.01	$1.01	$1.00	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$0.97	$1.01	$1.01	$1.01	$1.00	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (10/1/2007)
Accumulation unit value at beginning of period	$0.67	$0.76	$0.79	$0.92	$0.80	$0.68	$1.05	$1.00
Accumulation unit value at end of period	$0.54	$0.67	$0.76	$0.79	$0.92	$0.80	$0.68	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$0.89	$0.77	$0.64	$0.76	$0.71	$0.58	$1.02	$1.00
Accumulation unit value at end of period	$0.84	$0.89	$0.77	$0.64	$0.76	$0.71	$0.58	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$0.83	$0.69	$0.63	$0.79	$0.77	$0.60	$0.97	$1.00
Accumulation unit value at end of period	$0.74	$0.83	$0.69	$0.63	$0.79	$0.77	$0.60	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

164	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007
Eaton Vance VT Floating-Rate Income Fund (10/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.09	$1.08	$1.01	$0.71	$0.99	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.09	$1.08	$1.01	$0.71	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.21	$0.94	$0.82	$0.86	$0.75	$0.56	$1.00	$1.00
Accumulation unit value at end of period	$1.33	$1.21	$0.94	$0.82	$0.86	$0.75	$0.56	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	1	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.25	$1.21	$1.15	$1.09	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$1.25	$1.21	$1.25	$1.21	$1.15	$1.09	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.32	$0.99	$0.88	$1.00	$0.79	$0.58	$0.97	$1.00
Accumulation unit value at end of period	$1.37	$1.32	$0.99	$0.88	$1.00	$0.79	$0.58	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Overseas Portfolio Service Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.73	$0.61	$0.76	$0.68	$0.55	$1.00	$1.00
Accumulation unit value at end of period	$0.84	$0.93	$0.73	$0.61	$0.76	$0.68	$0.55	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	3	3	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.00	$0.99	$0.90	$0.67	$0.98	$1.00
Accumulation unit value at end of period	$1.27	$1.24	$1.10	$1.00	$0.99	$0.90	$0.67	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.52	$1.34	$1.38	$1.23	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.51	$1.51	$1.52	$1.34	$1.38	$1.23	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
FTVIPT Templeton Growth VIP Fund – Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.04	$0.81	$0.68	$0.75	$0.71	$0.55	$0.97	$1.00
Accumulation unit value at end of period	$0.99	$1.04	$0.81	$0.68	$0.75	$0.71	$0.55	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.02	$0.88	$0.96	$0.78	$0.60	$0.96	$1.00
Accumulation unit value at end of period	$1.49	$1.34	$1.02	$0.88	$0.96	$0.78	$0.60	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.20	$0.88	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00
Accumulation unit value at end of period	$1.37	$1.20	$0.88	$0.79	$0.77	$0.69	$0.58	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.32	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.27	$0.95	$0.81	$0.85	$0.74	$0.59	$0.94	$1.00
Accumulation unit value at end of period	$1.36	$1.27	$0.95	$0.81	$0.85	$0.74	$0.59	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	3	3	1	—
Invesco V.I. Global Health Care Fund, Series II Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.11	$0.94	$0.92	$0.89	$0.71	$1.02	$1.00
Accumulation unit value at end of period	$1.79	$1.53	$1.11	$0.94	$0.92	$0.89	$0.71	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.30	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.30	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.21	$0.95	$0.81	$0.88	$0.78	$0.59	$0.99	$1.00
Accumulation unit value at end of period	$1.34	$1.21	$0.95	$0.81	$0.88	$0.78	$0.59	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (10/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98	$1.00
Accumulation unit value at end of period	$1.25	$1.18	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	165

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007
MFS® Utilities Series – Service Class (10/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.08	$0.97	$0.93	$0.83	$0.64	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.27	$1.08	$0.97	$0.93	$0.83	$0.64	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (10/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.90	$0.71	$0.80	$0.67	$0.48	$0.88	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$0.90	$0.71	$0.80	$0.67	$0.48	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.01	$0.95	$1.04	$0.80	$0.52	$0.99	$1.00
Accumulation unit value at end of period	$1.36	$1.36	$1.01	$0.95	$1.04	$0.80	$0.52	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.08	$0.85	$0.76	$0.78	$0.73	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$0.85	$0.76	$0.78	$0.73	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	3	3	—	—
Oppenheimer Global Fund/VA, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.15	$0.92	$0.78	$0.87	$0.76	$0.56	$0.95	$1.00
Accumulation unit value at end of period	$1.16	$1.15	$0.92	$0.78	$0.87	$0.76	$0.56	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.24	$1.11	$1.13	$1.00	$0.86	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.21	$1.24	$1.11	$1.13	$1.00	$0.86	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94	$1.00
Accumulation unit value at end of period	$1.56	$1.43	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (10/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.25	$1.10	$1.10	$0.99	$0.83	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.22	$1.25	$1.10	$1.10	$0.99	$0.83	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	2	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.41	$1.19	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.41	$1.19	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.18	$1.09	$1.07	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.21	$1.14	$1.22	$1.18	$1.09	$1.07	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	354	358	361	365	282	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.07	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.34	$1.18	$1.07	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	101	102	103	105	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.35	$1.18	$1.07	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

166	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.06	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.20	$1.14	$1.06	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	631	645	657	105	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.07	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.20	$1.14	$1.07	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.07	$0.96	$1.02	$0.84	$0.62	$0.93	$1.00
Accumulation unit value at end of period	$1.42	$1.42	$1.07	$0.96	$1.02	$0.84	$0.62	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.08	$0.86	$0.79	$0.83	$0.76	$0.59	$0.98	$1.00
Accumulation unit value at end of period	$1.19	$1.08	$0.86	$0.79	$0.83	$0.76	$0.59	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95	$1.00
Accumulation unit value at end of period	$1.47	$1.34	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wanger International (10/1/2007)
Accumulation unit value at beginning of period	$1.13	$0.94	$0.79	$0.94	$0.76	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.06	$1.13	$0.94	$0.79	$0.94	$0.76	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wanger USA (10/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.08	$0.92	$0.97	$0.80	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$1.46	$1.42	$1.08	$0.92	$0.97	$0.80	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	167

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York (the “Company”) at December 31, 2014 and December 31, 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2015

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2014	2013
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2014, $1,707,999; 2013, $1,653,778)	$1,842,234	$1,757,469
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2014 and 2013, $2,038)	144,614	149,952
Policy loans	45,112	41,099
Other investments	375	366
Total investments	2,032,335	1,948,886
Cash and cash equivalents	24,143	52,155
Reinsurance recoverables	117,296	110,425
Other receivables	8,587	7,933
Accrued investment income	19,148	19,752
Deferred acquisition costs	150,763	146,765
Other assets	176,629	106,708
Separate account assets	4,480,677	4,294,455
Total assets	$7,009,578	$6,687,079

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,980,331	$1,904,150
Other liabilities	127,322	107,665
Separate account liabilities	4,480,677	4,294,455
Total liabilities	6,588,330	6,306,270
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,906	106,851
Retained earnings	256,788	228,579
Accumulated other comprehensive income, net of tax	55,554	43,379
Total shareholder’s equity	421,248	380,809
Total liabilities and shareholder’s equity	$7,009,578	$6,687,079

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012
Revenues
Premiums	$24,484	$24,284	$24,515
Net investment income	87,260	90,983	97,467
Policy and contract charges	106,271	99,975	90,417
Other revenues	21,257	19,180	16,937
Net realized investment gains	2,024	1,135	463
Total revenues	241,296	235,557	229,799

Benefits and expenses
Benefits, claims, losses and settlement expenses	64,479	52,288	57,786
Interest credited to fixed accounts	50,510	54,502	55,234
Amortization of deferred acquisition costs	13,159	8,098	19,537
Other insurance and operating expenses	45,498	44,490	44,574
Total benefits and expenses	173,646	159,378	177,131
Pretax income	67,650	76,179	52,668
Income tax provision	15,441	21,790	14,850
Net income	$52,209	$54,389	$37,818

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(358)	$(34)	$(457)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	14	(83)	14
Net impairment losses recognized in net realized investment gains	$(344)	$(117)	$(443)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012

Net income	$52,209	$54,389	$37,818
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	21,170	(63,536)	32,542
Reclassification of net securities gains included in net income	(1,316)	(738)	(301)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables from unrealized gains on securities	(7,679)	18,909	(8,616)
Total other comprehensive income (loss), net of tax	12,175	(45,365)	23,625
Total comprehensive income	$64,384	$9,024	$61,443

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2012	$2,000	$106,659	$211,372	$65,119	$385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)
Balances at December 31, 2014	$2,000	$106,906	$256,788	$55,554	$421,248

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2014	2013	2012
Cash Flows from Operating Activities
Net income	$52,209	$54,389	$37,818
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	4,273	3,351	2,228
Deferred income tax expense	13,346	1,140	1,077
Contractholder and policyholder charges, non-cash	(20,780)	(20,034)	(17,661)
Gain from equity method investments	(9)	(122)	(40)
Net realized investment gains	(2,368)	(1,252)	(906)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	344	117	443
Change in operating assets and liabilities:
Deferred acquisition costs	(5,398)	(11,097)	2,426
Policyholder account balances, future policy benefits and claims, net	77,397	(55,456)	(17,646)
Derivatives, net of collateral	(40,530)	43,395	17,722
Reinsurance recoverables	(8,177)	(10,163)	(8,063)
Other receivables	(586)	(1,228)	390
Accrued investment income	604	978	1,133
Other, net	(18,476)	6,962	(556)
Net cash provided by operating activities	51,849	10,980	18,365

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	16,620	20,988	26,975
Maturities, sinking fund payments and calls	208,977	238,974	233,481
Purchases	(280,820)	(233,274)	(280,861)
Proceeds from sales, maturities and repayments of commercial mortgage loans	22,231	28,238	20,771
Funding of mortgage loans	(16,893)	(22,898)	(22,769)
Purchase of land, buildings, equipment and software	(73)	—	—
Change in policy loans, net	(4,013)	(1,710)	(2,022)
Net cash provided by (used in) investing activities	(53,971)	30,318	(24,425)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	150,722	160,592	147,486
Net transfers to separate accounts	(28,652)	(21,615)	(4,851)
Surrenders and other benefits	(110,714)	(119,320)	(125,454)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	1,700	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(1,700)	—
Tax adjustment on share-based incentive compensation plan	55	100	92
Cash paid for purchased options with deferred premiums	(13,301)	(13,922)	(13,371)
Cash dividends to RiverSource Life Insurance Company	(24,000)	(25,000)	(50,000)
Net cash used in financing activities	(25,890)	(19,165)	(46,098)
Net increase (decrease) in cash and cash equivalents	(28,012)	22,133	(52,158)
Cash and cash equivalents at beginning of period	52,155	30,022	82,180
Cash and cash equivalents at end of period	$24,143	$52,155	$30,022

Supplemental Disclosures:
Income taxes paid, net	$25,500	$35,436	$17,518

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 21, 2015, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions existed, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of

RiverSource Life Insurance Co. of New York

other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset or liability and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, a subsidiary of Ameriprise Financial, advisors and employees and third party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities. For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition thus no longer provide for adverse deviations in experience.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates, variable annuity benefit utilization rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and

RiverSource Life Insurance Co. of New York

assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees

Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates.

RiverSource Life Insurance Co. of New York

The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance

Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the

RiverSource Life Insurance Co. of New York

amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Sources of Revenue

Premiums

Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income

Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges

Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products), and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

RiverSource Life Insurance Co. of New York

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues

Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses

Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company adopted the standard in 2014. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Presentation of Financial Statements — Going Concern

In August 2014, the FASB updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. The standard requires that management evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. The standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Transfers and Servicing

In June 2014, the FASB updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. Early adoption of the standard is prohibited. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. As the Company does not have

RiverSource Life Insurance Co. of New York

repurchase-to-maturity transactions, the adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2016 and early adoption is prohibited. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

	December 31, 2013
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	(448)
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	—
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—
Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2014 and 2013, investment securities with a fair value of $32.5 million and $68.2 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2014 and 2013, fixed maturity securities comprised approximately 91% and 90%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2014 and 2013, approximately $140.0 million and $103.1 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2014			December 31, 2013
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$374,584	$391,684	21%	$348,703	$356,761	20%
AA	74,538	95,024	5	81,393	93,163	5
A	335,236	373,669	20	339,433	363,207	21
BBB	814,316	872,112	48	775,835	834,404	48
Below investment grade	109,325	109,745	6	108,414	109,934	6
Total fixed maturities	$1,707,999	$1,842,234	100%	$1,653,778	$1,757,469	100%

At December 31, 2014 and 2013, approximately 51% and 44%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. At December 31, 2014, the Company had holdings of $43.6 million in Kinder Morgan, Inc., which are greater than 10% of total equity. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014 and 2013.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

	December 31, 2013
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)
Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Beginning balance	$1,416	$1,299	$2,727
Credit losses for which an other-than-temporary impairment was not previously recognized	15	—	36
Credit losses for which an other-than-temporary impairment was previously recognized	21	117	407
Reductions for securities sold during the period (realized)	—	—	(1,871)
Ending balance	$1,452	$1,416	$1,299

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale

RiverSource Life Insurance Co. of New York

securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in AOCI:

(in thousands)	Net Unrealized Securities Gains (Loss)	Deferred Income Tax	AOCI Related to Net Unrealized Securities Gains
Balances at January 1, 2012	$100,184	$(35,065)	$65,119
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of other adjustments	(13,256)	4,640	(8,616)
Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Balances at December 31, 2013	66,737	(23,358)	43,379 (2)
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Balances at December 31, 2014	$85,468	$(29,914)	$55,554 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)

Includes $94 thousand, $157 thousand and $544 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2014, 2013 and 2012, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Gross realized investment gains	$2,543	$1,263	$1,086
Gross realized investment losses	(175)	(11)	(180)
Other-than-temporary impairments	(344)	(117)	(443)
Total	$2,024	$1,135	$463

Other-than-temporary impairments for the year ended December 31, 2014 primarily related to credit losses on non-agency residential mortgage backed securities and corporate debt securities. Other-than-temporary impairments for the years ended December 31, 2013 and 2012 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2014 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$81,017	$82,162
Due after one year through five years	555,354	595,677
Due after five years through 10 years	379,453	388,478
Due after 10 years	239,969	309,096
	1,255,793	1,375,413
Residential mortgage backed securities	220,406	227,454
Commercial mortgage backed securities	158,031	162,333
Asset backed securities	73,769	77,034
Total	$1,707,999	$1,842,234

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Fixed maturities	$79,039	$82,640	$88,409
Commercial mortgage loans	8,247	8,578	8,972
Policy loans and other investments	2,039	1,959	2,120
	89,325	93,177	99,501
Less: investment expenses	2,065	2,194	2,034
Total	$87,260	$90,983	$97,467

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to loans and the allowance for loan losses.

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2014	2013	2012
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2014	2013
Individually evaluated for impairment	$—	$1,523
Collectively evaluated for impairment	146,652	150,467
Total	$146,652	$151,990

As of December 31, 2014 and 2013, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was nil and $1.5 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2014 and 2013. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans at December 31, 2014 and 2013, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
South Atlantic	$38,607	$42,985	26%	28%
Pacific	27,929	21,385	19	14
Middle Atlantic	19,781	18,578	13	12
East North Central	15,851	15,614	11	10
Mountain	15,432	18,874	11	13
West North Central	12,480	10,111	9	7
New England	9,652	11,927	7	8
East South Central	5,022	10,519	3	7
West South Central	1,898	1,997	1	1

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
Retail	$36,815	$40,992	25%	27%
Industrial	33,815	34,344	23	22
Office	30,761	33,029	21	22
Apartments	29,544	28,770	20	19
Mixed use	5,403	4,217	4	3
Hotel	—	1,523	—	1
Other	10,314	9,115	7	6

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2014 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment, offset by favorable persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected the impact of assumed interest rates and changes in assumed policyholder behavior. The impact for the year ended December 31, 2012 primarily reflected the low interest rate environment and the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$146,765	$127,704	$133,032
Capitalization of acquisition costs	18,557	19,195	17,111
Amortization, excluding the impact of valuation assumptions review	(13,859)	(13,498)	(18,337)
Amortization, impact of valuation assumptions review	700	5,400	(1,200)
Impact of change in net unrealized securities losses (gains)	(1,400)	7,964	(2,902)
Balance at December 31	$150,763	$146,765	$127,704

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$18,954	$18,242	$21,222
Capitalization of sales inducement costs	273	285	523
Amortization, excluding the impact of valuation assumptions review	(2,351)	(1,964)	(2,262)
Amortization, impact of valuation assumptions review	200	1,000	(800)
Impact of change in net unrealized securities losses (gains)	(106)	1,391	(441)
Balance at December 31	$16,970	$18,954	$18,242

7.  REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2014 and 2013, traditional life and UL insurance in force aggregated $11.3 billion and $11.1 billion, respectively, of which $7.8 billion and $7.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Direct premiums	$36,205	$35,607	$35,602
Reinsurance ceded	(11,721)	(11,323)	(11,087)
Net premiums	$24,484	$24,284	$24,515

Policy and contract charges are presented on the Statements of Income net of $5.0 million, $4.3 million and $4.5 million of reinsurance ceded for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance recovered from reinsurers was $11.9 million, $8.5 million and $7.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $86.3 million and $78.9 million related to LTC risk ceded to Genworth as of December 31, 2014 and 2013, respectively. Included in policyholder account balances, future policy benefits and claims is $2.7 million and $3.0 million related to a previously assumed reinsurance arrangement as of December 31, 2014 and 2013, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2014		2013
Policyholder account balances
Fixed annuities	$1,011,775		$1,033,712
Variable annuity fixed sub-accounts	247,746		250,599
VUL/UL insurance	183,810		179,924
IUL insurance	22,674		10,650
Other life insurance	38,117		39,598
Total policyholder account balances	1,504,122		1,514,483
Future policy benefits
Variable annuity GMWB	27,840		(29,203	)(1)
Variable annuity GMAB	(3,944	)(2)	(6,133	)(2)
Other annuity liabilities	7,700		5,590
Fixed annuities life contingent liabilities	91,227		91,092
Life, DI and LTC insurance	318,893		298,398
VUL/UL and other life insurance additional liabilities	27,364		20,735
Total future policy benefits	469,080		380,479
Policy claims and other policyholder’ funds	7,129		9,188
Total policyholder account balances, future policy benefits and claims	$1,980,331		$1,904,150

(1)	Includes the value of GMWB embedded derivatives that was a net asset at December 31, 2013 reported as a contra liability.
(2)	Includes the value of GMAB embedded derivatives that was a net asset at both December 31, 2014 and 2013 reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2014	2013
Variable annuity	$4,073,573	$3,897,764
VUL insurance	406,303	395,588
Other insurance	801	1,103
Total	$4,480,677	$4,294,455

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Co. of New York

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2014				December 31, 2013
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,924,873	$2,842,871	$1,057	64	$2,707,746	$2,623,523	$1,251	63
Five/six-year reset	571,861	425,897	1,919	64	610,893	465,907	2,829	64
One-year ratchet	552,092	537,908	1,550	65	552,355	535,168	1,151	65
Five-year ratchet	222,112	216,465	247	63	220,521	215,495	263	62
Total — GMDB	$4,270,938	$4,023,141	$4,773	64	$4,091,515	$3,840,093	$5,494	63
GMIB	$16,805	$15,811	$72	65	$19,568	$18,579	$61	64
GMWB:
GMWB	$227,961	$227,149	$10	68	$239,913	$238,959	$11	67
GMWB for life	2,062,524	2,052,018	86	65	1,866,258	1,849,756	92	65
Total — GMWB	$2,290,485	$2,279,167	$96	65	$2,106,171	$2,088,715	$103	65
GMAB	$309,247	$308,156	$82	57	$298,673	$297,293	$74	56

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2014		December 31, 2013
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$405	63	$394	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2012	$189	$479	$66,621	$13,632	$9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)
Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	$600	$381	$27,840	$(3,944)	$19,158

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2014	2013
Mutual funds:
Equity	$2,288,087	$2,136,649
Bond	1,463,515	1,482,603
Other	258,080	216,828
Total mutual funds	$4,009,682	$3,836,080

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2014, 2013 and 2012.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2014 and 2013.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(2)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(1)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.
(2)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

RiverSource Life Insurance Co. of New York

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914
Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469
Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026
Total other assets	—	54,736	—	54,736
Separate account assets	—	4,294,455	—	4,294,455
Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)
Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)
Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949
Total other liabilities	8,669	77,558	—	86,227
Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.
(2)

The fair value of the GMWB and GMAB embedded derivatives was reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—
Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $7.0 million, $(9.2) million and $(3.7) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2012, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

RiverSource Life Insurance Co. of New York

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(1)	74		bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.1%	–	42.2%
			Market volatility(3)	4.9%	–	18.8%
			Nonperformance risk(1)	74		bps
			Elective contractholder strategy allocations(4)	0.0%	–	50.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk, surrender rate and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews

RiverSource Life Insurance Co. of New York

the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the tables with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200

	December 31, 2013
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2014, 2013 and 2012, the Company received $16.4 million, $14.6 million and $13.0 million, respectively, from CMIA for these services.

RiverSource Life Insurance Co. of New York

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $28.2 million, $29.1 million and $27.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2014, 2013 and 2012, the Company paid cash dividends of $24.0 million, $25.0 million and $50.0 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2014 and 2013, the Company had an amount due from Ameriprise Financial for federal income taxes of $34.7 million and $12.1 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $52.8 million, $111.4 million and $93.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

At December 31, 2014 and 2013, bonds carried at $273 thousand and $289 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net income, per accompanying GAAP financial statements	$52,209	$54,389	$37,818
Capitalization/amortization of DAC, net (GAAP item)	(5,398)	(11,097)	2,426
Capitalization/amortization of DSIC, net (GAAP item)	1,878	679	2,539
Change in deferred income taxes(1) (2)	13,346	1,140	1,077
Current income tax expense(1)	798	324	1,801
Change in future policy benefits(1)	26,848	(29,614)	(5,403)
Change in separate account liability adjustment (SAP item)	(1,848)	4,368	(617)
Derivatives(1) (2)	(45,588)	68,116	40,461
Other, net	385	2,136	2,314
Net income (loss), SAP basis(3)	$42,630	$90,441	$82,416

(1)	Represents valuation differences between GAAP and SAP income statement amounts.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

RiverSource Life Insurance Co. of New York

Shareholder’s Equity

	December 31,
(in thousands)	2014	2013
Shareholder’s equity, per accompanying GAAP financial statements	$421,248	$380,809
DAC (GAAP item)	(150,763)	(146,765)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(134,235)	(103,691)
DSIC (GAAP item)	(16,970)	(18,954)
Future policy benefits(1)	5,410	(27,080)
Deferred income taxes, net(1)	48,259	50,269
Separate account liability adjustment (SAP item)	157,234	158,297
Non-admitted assets (SAP item)	(13,125)	(32,036)
Asset valuation reserve (SAP item)	(14,324)	(243)
Interest maintenance reserve (SAP item)	(6,718)	(6,917)
Other, net	1,616	(3,371)
Capital and surplus, SAP basis(2)	$297,632	$250,318
(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.
(2)	Includes unassigned surplus of $188.7 million and $141.5 million at December 31, 2014 and 2013, respectively.

14.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—
Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared derivatives	10,563	—	10,563	(10,563)	—	—	—
Total	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42
Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

Derivatives not designated as hedging instruments	Balance Sheet Location	Asset		Balance Sheet Location	Liability
		December 31,			December 31,
		2014	2013		2014	2013
		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$58,855	$21,710	Other liabilities	$13,836	$37,278
Equity contracts	Other assets	52,223	32,407	Other liabilities	64,489	48,737
Foreign exchange contracts	Other assets	1,237	—	Other liabilities	171	—
Embedded derivatives(1)	N/A	—	—	Policyholder account balances, future policy benefits and claims(2)	19,338	(38,357)

Total GMWB and GMAB		112,315	54,117		97,834	47,658

Other derivatives:
Equity
IUL	Other assets	1,612	619	Other liabilities	490	212
IUL embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	9,754	3,293

Total other		1,612	619		10,244	3,505

Total derivatives		$113,927	$54,736		$108,078	$51,163

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.
(2)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

Derivatives not designated as hedging instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Gain (Loss) on Derivatives Recognized in Income
		Years Ended December 31,
		2014	2013	2012
		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$61,137	$(40,944)	$14,356
Equity contracts	Benefits, claims, losses and settlement expenses	(22,958)	(49,169)	(62,257)
Foreign exchange contracts	Benefits, claims, losses and settlement expenses	2,200	1,247	1,443
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	(57,965)	78,292	39,517
Total GMWB and GMAB		(17,586)	(10,574)	(6,941)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	595	299	(8)
IUL embedded derivatives	Interest credited to fixed accounts	(1,252)	(411)	52
Total other		(657)	(112)	44
Total derivatives		$(18,243)	$(10,686)	$(6,897)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company

RiverSource Life Insurance Co. of New York

economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2014 and 2013, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $3.9 billion and $2.4 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2015	$14,185	$—
2016	12,789	—
2017	10,015	—
2018	8,715	5,259
2019	6,675	—
2020-2025	7,086	—
Total	$59,465	$5,259

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $37.9 million and $12.6 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity components of the IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2014 and 2013, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.0 million and $50.2 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2014 and 2013 was $9.0 million and $50.2 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2014 and 2013 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

The following table provides information related to amounts reclassified from AOCI:

		Years Ended December 31,
AOCI Reclassification	Location of Gain Recognized in Income	2014	2013
		(in thousands)
Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(2,024)	$(1,135)
Tax expense	Income tax provision	708	397
Net of tax		$(1,316)	$(738)

RiverSource Life Insurance Co. of New York

See Note 4 for additional information related to the impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Current income tax
Federal	$2,086	$20,332	$13,781
State	9	318	(8)
Total current income tax	2,095	20,650	13,773
Deferred federal income tax	13,346	1,140	1,077
Total income tax provision	$15,441	$21,790	$14,850

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2014	2013	2012
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(10.6)	(7.2)	(7.5)
Other	(1.6)	0.8	0.7
Income tax provision	22.8%	28.6%	28.2%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2014	2013
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$73,812	$49,050
Investment related	—	20,295
Other	3,044	2,297
Gross deferred income tax assets	76,856	71,642
Deferred income tax liabilities
Deferred acquisition costs	36,915	35,468
Net unrealized gains on Available-for Sale securities	29,914	23,358
Investment related	18,148	—
DSIC	5,939	6,634
Other	657	996
Gross deferred income tax liabilities	91,573	66,456
Net deferred income tax assets (liabilities)	$(14,717)	$5,186

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2014 and 2013.

RiverSource Life Insurance Co. of New York

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$7,562	$4,210	$6,424
Additions based on tax positions related to the current year	524	625	—
Additions for tax positions of prior years	59	2,727	904
Reductions for tax positions of prior years	(896)	—	(2,509)
Settlements	—	—	(609)
Balance at December 31	$7,249	$7,562	$4,210

If recognized, approximately $67 thousand, $904 thousand and $110 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.2 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $119 thousand, $60 thousand and $205 thousand in interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had a payable of $2.4 million and $2.3 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2011 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for the years after 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net unrealized securities gains (losses)	$6,556	$(24,428)	$12,721

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2014 and 2013, the Company’s funding commitments for commercial mortgage loan commitments was $1.5 million and nil, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2014, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At December 31, 2014 and 2013, the estimated liability was $1.1 million and $1.7 million, respectively, and the related premium tax asset was $893 thousand and $1.4 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment

RiverSource Life Insurance Co. of New York

practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12205-0555

1-800-504-0469

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, NY.

© 2008-2015 RiverSource Life Insurance Company. All rights reserved.

45313 X (5/15)